UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH 43219		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		(614) 470-8000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/07

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	July 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (6.0%)
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A4, 5.37%, 9/10/45	$132	$128
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12 , Class AM
5.75%(a), 9/11/38	110	109
Series 2007-T26, Class B
5.60%(a), 1/12/45(b)	147	138
Chase Mortgage Finance Corp.
Series 2005-A1, Class M
5.31%(a), 12/25/35(c)	313	304
Series 2005-A2, Class M
5.45%(a), 1/25/36(c)	214	210
Series 2007-A1, Class 1B2
4.42%(a), 2/25/37	99	96
Series 2007-A1, Class 1M
4.42%(a), 2/25/37(c)	179	175
Series 2007-A1, Class 2B1
5.81%(a), 3/25/37	145	144
Series 2007-A2, Class 1B1
4.46%(a), 7/25/37	105	102
Series 2007-S1, Class AM
6.08%, 2/25/37(c)	86	83
Series 2007-S1, Class B1
6.08%, 2/25/37	62	59
Chaseflex Trust, Series 2005-2, Class 4A3, 6.00% (a), 5/25/20	177	177
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007 - CD4, 5.40%, 12/11/49	150	142
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	197	204
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.22% (a), 11/25/36 (c)	223	219
Goldman Sachs Capital II, 5.79%, 12/29/49, Perpetual Call 6/1/12 @ 100	40	38
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A4
5.55%, 4/10/38	103	101
Series 2006-GG6, Class C
5.63%(a), 4/10/38	113	108
GSR Mortgage Loan Trust
Series 2004-10F, Class 6A1
5.00%, 9/25/34	259	243
Series 2006-6F, Class M1
6.30%(a), 7/25/36	291	287
Series 2006-8F, Class B1
6.45%(a), 9/25/36(c)	248	247
Series 2007-AR2, Class B2
5.56%(a), 5/25/37	130	127
Series 2007-AR2, Class B3
5.56%(a), 5/25/37	114	109
JP Morgan Chase Commercial Mortgage Securities
Series 2005-LDP3, Class AJ
4.94%(a), 8/15/42(c)	125	117
Series 2005-LDP4, Class AM
5.00%, 10/15/42	115	108
JP Morgan Mortgage Trust
Series 2005-A1, Class IB1
4.91%(a), 2/25/35	269	261
Series 2005-A2, Class B1
4.74%(a), 4/25/35(c)	321	308
Series 2005-A3, Class 1B1
4.99%, 6/25/35	305	294
Series 2005-A4, Class B1
5.20%(a), 7/25/35	208	202
Series 2005-A6, Class 1B1
5.17%(a), 9/25/35(c)	248	243

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Series 2005-A8, Class B1
5.18%(a), 11/25/35(c)	$343	$335
Series 2006-A1, Class B1
5.40%(a), 2/25/36(c)	239	236
Series 2006-A2, Class IB1
5.68%(a), 4/25/36(c)	359	357
Series 2006-A5, Class B1
5.92%(a), 8/25/36	100	99
Series 2006-S4, Class B1
6.40%(a), 1/25/37	122	121
Series 2006-S4, Class B2
6.40%(a), 1/25/37(c)	151	147
Series 2007-A1, Class B1
4.82%(a), 7/25/35(c)	140	137
Series 2007-A2, Class B2
5.86%(a), 4/25/37	149	148
Series 2007-A2, Class B3
5.86%(a), 4/25/37	100	96
Series 2007-A4, Class B2
5.77%(a), 6/25/37	100	98
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class A4
4.95%, 9/15/40	127	120
Series 2006-C6, Class A4
5.84%, 9/15/39	140	135
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 2A1
5.61%, 11/25/35	204	199
Series 2006-2, Class 4A
6.00%, 2/25/36	220	220
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.61% (a), 4/25/34 (c)	158	155
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.50%, 10/25/35	138	133

Total Collateralized Mortgage Obligations (Cost $7,957)		7,819

Commercial Paper (5.1%)
Prudential Funding LLC, 5.34% (d), 8/1/07	6,636	6,635

Total Commercial Paper (Amortized Cost $6,636)		6,635

Common Stocks (63.0%)
Aerospace/Defense (1.8%)
United Technologies Corp.	33,200	2,423
Automotive (0.9%)
Ford Motor Co. (e)	144,300	1,228
Banks (1.7%)
Bank of America Corp.	46,100	2,186
Beverages (4.4%)
Coca-Cola Co.	47,000	2,449
Diageo plc, ADR	16,200	1,323
PepsiCo, Inc.	31,000	2,035
		5,807
Biotechnology (0.7%)
Gilead Sciences, Inc. (e)(f)	24,500	912
Brokerage Services (1.9%)
Charles Schwab Corp.	121,711	2,450
Building Materials (0.4%)
USG Corp. (f)	11,879	493

See notes to schedules of investments.

Security Description	Shares	Value
Chemicals (1.5%)
PPG Industries, Inc.	25,800	$1,968
Coal (0.9%)
Peabody Energy Corp. (f)	26,481	1,119
Computers & Peripherals (3.7%)
Dell, Inc. (e)	45,400	1,270
Network Appliance, Inc. (e)	41,600	1,179
Seagate Technology (f)	105,110	2,471
		4,920
Cosmetics & Toiletries (1.3%)
Procter & Gamble Co.	28,400	1,757
Electronics (3.1%)
General Electric Co.	105,300	4,081
Engineering (0.8%)
ABB Ltd., ADR	42,400	1,021
Environmental Control (1.0%)
Waste Management, Inc.	33,300	1,266

Financial Services (2.0%)
Ambac Financial Group, Inc.	9,630	646
Legg Mason, Inc.	22,642	2,038
		2,684
Health Care (0.8%)
Medtronic, Inc.	20,300	1,029
Heavy Machinery (2.5%)
Caterpillar, Inc.	41,300	3,254
Home Builders (0.5%)
Toll Brothers, Inc.	27,100	594
Insurance (1.6%)
American International Group, Inc.	32,930	2,113
Internet Business Services (2.2%)
Google, Inc., Class A (e)	4,300	2,193
Juniper Networks, Inc. (e)(f)	24,700	740
		2,933
Internet Service Provider (0.6%)
Yahoo, Inc. (e)(f)	34,547	803
Investment Companies (1.1%)
Franklin Resources, Inc. (f)	5,000	637
The Blackstone Group LP (f)	36,200	869
		1,506
Machine-Diversified (0.6%)
Rockwell Automation, Inc.	10,872	761
Manufacturing-Miscellaneous (0.9%)
Textron, Inc.	10,226	1,154
Media (0.8%)
Viacom, Inc., Class B	26,200	1,003
Mining (1.8%)
Newmont Mining Corp.	57,000	2,380
Oil & Gas Exploration-Production & Services (3.9%)
Chesapeake Energy Corp. (f)	44,900	1,528
Transocean, Inc. (e)	33,500	3,600
		5,128
Oilfield Services & Equipment (5.3%)
BJ Services Co.	25,000	654
Halliburton Co.	78,500	2,828

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Schlumberger Ltd. (f)	36,806	$3,486
		6,968
Pharmaceuticals (3.5%)
Johnson & Johnson	13,100	793
Merck & Co., Inc.	33,400	1,658
Pfizer, Inc.	52,524	1,235
Wyeth	18,220	884
		4,570
Retail-Specialty Stores (1.1%)
The Home Depot, Inc.	30,600	1,138
Tiffany & Co.	7,531	363
		1,501
Semiconductors (6.6%)
Intel Corp.	170,100	4,018
STMicroelectronics N.V., NY Shares	61,800	1,061
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	188,123	1,909
Texas Instruments, Inc.	46,500	1,636
		8,624
Transportation Services (2.1%)
United Parcel Service, Inc., Class B (f)	36,700	2,779
Utilities-Electric (1.0%)
Exelon Corp.	18,000	1,263

Total Common Stocks (Cost $71,626)		82,678

Corporate Bonds (10.7%)
Aerospace/Defense (0.1%)
General Dynamics Corp., 4.50%, 8/15/10	$19	19
Lockheed Martin Corp., Series B, 6.15%, 9/1/36	40	40
		59
Airlines (0.3%)
Continental Airlines, Inc., Series 99-2, 7.06%, 9/15/09	100	101
Delta Air Lines, Series 02-1, 6.42%, 7/2/12	270	271
		372
Automotive (0.1%)
DaimlerChrysler North America Holding Corp.
7.30%, 1/15/12	27	29
8.50%, 1/18/31	22	27
		56
Banks (0.9%)
Asian Development Bank
4.50%, 9/4/12, MTN	40	39
5.82%, 6/16/28, Callable 6/16/08 @ 100	20	21
BAC Capital Trust XI, 6.63%, 5/23/36	50	50
Bank of America Corp.
5.63%, 10/14/16	100	98
6.25%, 4/15/12	60	62
European Investment Bank
3.38%, 3/16/09	72	70
4.63%, 5/15/14	25	24
Fifth Third Bancorp, 4.50%, 6/1/18	73	64
Inter-American Development Bank, 4.50%, 9/15/14	40	39
International Bank Recon & Development, 7.63%, 1/19/23	15	18
KFW
3.25%, 3/30/09	90	88
4.13%, 10/15/14	55	52
Korea Developmental Bank, Series 6, 5.75%, 9/10/13	35	35

See notes to schedules of investments.

Security Description	Principal Amount	Value
Landwirtschaft Rentenbank, Series 6, 3.88%, 9/4/08	$80	$79
Mellon Funding Corp., 6.38%, 2/15/10	65	67
Royal Bank of Scotland Group PLC, Series 1, 9.12%, 3/31/49, Callable 3/31/10 @ 100	130	141
Wachovia Capital Trust III, 5.80%, 8/29/49, Callable 3/15/11 @ 100 (f)	195	191
Wachovia Corp., 3.63%, 2/17/09	72	70
		1,208
Beverages (0.1%)
Anheuser-Busch Cos., Inc.
5.05%, 10/15/16	45	43
9.00%, 12/1/09	1	1
Coca-Cola Enterprises
5.75%, 11/1/08	29	29
8.50%, 2/1/12	57	64
8.50%, 2/1/22	25	31
		168
Building - Residential & Commercial (0.2%)
KB Home, 8.63%, 12/15/08	210	212
Chemicals (0.3%)
Dow Chemical
5.75%, 12/15/08	35	35
6.00%, 10/1/12	20	20
E.I. Du Pont de Nemours & Co., 4.88%, 4/30/14	20	19
Eastman Chemical, 7.60%, 2/1/27	11	12
Reichhold Industries, Inc., 9.00%, 8/15/14, Callable 8/15/10 @ 104.50 (b)	205	201
Tronox Worldwide/Finance, 9.50%, 12/1/12, Callable 12/1/09 @ 104.75	125	124
		411
Computers & Peripherals (0.1%)
International Business Machine Corp.
5.38%, 2/1/09	35	35
6.50%, 1/15/28	50	53
		88
Cosmetics & Toiletries (0.1%)
Gillette Co., 3.80%, 9/15/09	55	54
Kimberly-Clark Corp.
5.00%, 8/15/13	40	39
6.25%, 7/15/18	25	25
Procter & Gamble Co.
4.30%, 8/15/08	36	35
4.95%, 8/15/14(c)	30	29
		182
Electric Integrated (0.0%)
Dominion Resources, Inc., Series C, 5.15%, 7/15/15	30	29
Electronics (0.1%)
General Electric Co., 5.00%, 2/1/13	85	83
Financial Services (2.2%)
American General Finance, 3.88%, 10/1/09, MTN	63	61
Bear Stearns Co., Inc., 5.85%, 7/19/10	135	135
Boeing Capital Corp.
4.75%, 8/25/08	30	30
5.80%, 1/15/13	33	34
Caterpillar Financial Service Corp.
4.50%, 6/15/09	30	30
4.60%, 1/15/14, MTN	15	14
CIT Group, Inc.
4.75%, 12/15/10, MTN	30	29
7.75%, 4/2/12	55	59
Countrywide Home Loan, 4.13%, 9/15/09, MTN	56	54
Credit Suisse First Boston USA, Inc.

See notes to schedules of investments.

Security Description	Principal Amount	Value
4.70%, 6/1/09	$109	$108
6.50%, 1/15/12	75	78
Ford Motor Credit Co. LLC, 7.38%, 10/28/09	210	203
General Electric Capital Corp.
4.25%, 12/1/10, MTN	20	19
5.38%, 10/20/16, MTN	130	126
6.00%, 6/15/12, MTN (f)	138	141
Goldman Sachs Group, Inc.
5.75%, 10/1/16(f)	115	111
6.60%, 1/15/12	82	85
6.88%, 1/15/11	136	141
HSBC Finance Corp.
4.13%, 11/16/09	155	151
4.75%, 7/15/13	101	95
6.75%, 5/15/11	52	54
International Lease Finance Corp., 6.38%, 3/15/09	96	97
John Deere Capital Corp., 5.10%, 1/15/13	30	29
JP Morgan Chase & Co., 6.75%, 2/1/11	120	125
JP Morgan Chase Capital, 5.88%, 3/15/35	125	112
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10	55	58
Merrill Lynch & Co., Inc.
6.00%, 2/17/09	84	85
6.11%, 1/29/37(f)	95	86
6.88%, 11/15/18	59	63
Morgan Stanley Group, Inc., 4.25%, 5/15/10, MTN (f)	71	69
Nuveen Investments, 5.50%, 9/15/15	159	134
Residential Capital LLC, 6.50%, 4/17/13	115	103
SLM Corp., 5.63%, 1/25/25, Callable 11/25/10 @ 100, MTN	115	95
Toyota Motor Credit Corp., 4.25%, 3/15/10	25	25
Unilever Capital Corp., 5.90%, 11/15/32	38	35
		2,874
Food Distributors, Supermarkets & Wholesalers (0.0%)
Kroger Co., 7.50%, 4/1/31	17	18
Safeway, Inc., 7.50%, 9/15/09	32	33
		51
Food Processing & Packaging (0.0%)
Kellogg Co., Series B, 6.60%, 4/1/11	24	25
Kraft Foods, Inc., 4.13%, 11/12/09 (f)	20	19
		44
Forest Products & Paper (0.0%)
Weyerhaeuser Co.
6.75%, 3/15/12	24	24
7.38%, 3/15/32	17	17
		41
Governments-Foreign (0.6%)
Province of Ontario
5.13%, 7/17/12	49	49
5.50%, 10/1/08	50	50
Province of Quebec
4.88%, 5/5/14	50	49
5.75%, 2/15/09	24	24
7.50%, 9/15/29	45	55
Republic of Italy
4.50%, 1/21/15	90	86
6.88%, 9/27/23	51	56
United Mexican States
6.38%, 1/16/13, MTN	220	227
9.88%, 2/1/10	63	69
Series A
6.75%, 9/27/34, MTN (f)	71	75
		740

See notes to schedules of investments.

Security Description	Principal Amount	Value
Health Care (0.2%)
Health Net, Inc., 6.38%, 6/1/17	$210	$208
Humana, Inc., 6.30%, 8/1/18	10	10
UnitedHealth Group, Inc.
4.88%, 3/15/15	20	19
5.38%, 3/15/16	15	14
Wellpoint, Inc.
4.25%, 12/15/09	10	10
5.95%, 12/15/34	10	9
6.80%, 8/1/12	20	21
		291
Hotels & Motels (0.3%)
Cap Cana SA, 9.63%, 11/3/13 (b)	430	434
Insurance (0.4%)
Allstate Life Global Funding Trust, 4.50%, 5/29/09	30	30
AXA SA, 8.60%, 12/15/30	25	29
Cigna Corp.
7.00%, 1/15/11	10	10
7.88%, 5/15/27	5	6
ING Capital Funding Trust III, 8.44% (a), 12/31/49, Callable 12/31/10 @ 100	20	22
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	36	34
MetLife, Inc., 5.38%, 12/15/12	30	30
Phoenix Cos., 6.68%, 2/16/08	340	341
Protective Life Secured Trust, 4.00%, 10/7/09, MTN	20	19
Prudential Financial, Inc.
5.10%, 12/14/11, MTN	20	20
5.10%, 9/20/14, MTN	30	29
		570
Media (0.1%)
News America, Inc., 6.20%, 12/15/34	44	41
Time Warner, Inc.
5.88%, 11/15/16	110	106
6.88%, 5/1/12	30	31
		178
Medical Supplies (0.2%)
AmerisourceBergen Corp., 5.88%, 9/15/15	200	192
Baxter International, Inc., 4.63%, 3/15/15	25	23
		215
Metal Fabrication (0.1%)
Timken Co., 5.75%, 2/15/10	105	105
Office Furnishing (0.1%)
Steelcase, Inc., 6.50%, 8/15/11	150	154
Oil & Gas-Exploration & Production (0.4%)
Marathon Oil Corp., 6.13%, 3/15/12	56	58
Merey Sweeny LP, 8.85%, 12/18/19 (b)	216	253
Pemex Project Funding Master Trust
6.63%, 6/15/35	30	29
7.38%, 12/15/14	32	34
8.63%, 2/1/22	20	24
XTO Energy, Inc., 6.75%, 8/1/37	55	56
		454
Oil Companies-Integrated (0.0%)
ConocoPhillips Co., 8.75%, 5/25/10	36	39
Oil Marketing & Refining (0.2%)
Enterprise Products Operating LP, 8.38%, 8/1/66, Callable 8/1/16 @ 100	205	209
Tesoro Corp., 6.50%, 6/1/17, Callable 6/1/12 @ 103.25 (b)	105	99
		308

See notes to schedules of investments.

Security Description	Principal Amount	Value
Pharmaceuticals (0.3%)
Bristol-Myers Squibb, 5.88%, 11/15/36	$275	$256
Wyeth
5.50%, 2/1/14	50	49
6.50%, 2/1/34	25	25
6.95%, 3/15/11	30	32
		362
Pipelines (0.3%)
Magellan Midstream Partners, 6.40%, 5/1/37	170	166
Teppco Partners LP, 6.13%, 2/1/13	165	167
		333
Primary Metal & Mineral Production (0.4%)
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/1/17, Callable 4/1/12 @ 104.19 (f)	175	184
Phelps Dodge Corp., 9.50%, 6/1/31	205	266
		450
Publishing (0.3%)
Primedia, Inc., 8.88%, 5/15/11	385	396
Radio & Television (0.2%)
Comcast Cable Communications, 6.20%, 11/15/08	62	62
Comcast Corp.
4.95%, 6/15/16	130	119
6.45%, 3/15/37	50	48
Cox Communications, Inc., 7.13%, 10/1/12	75	78
		307
Railroads (0.1%)
Burlington Northern/Santa Fe, Inc., 7.13%, 12/15/10	60	64
CSX Corp., 6.25%, 10/15/08	40	40
Union Pacific Corp., 7.25%, 11/1/08	50	51
		155
Retail-Discount (0.1%)
Target Corp.
5.38%, 6/15/09	53	53
5.88%, 3/1/12	33	33
Wal-Mart Stores
4.13%, 2/15/11	41	40
6.88%, 8/10/09(f)	51	53
		179
Telecommunications (0.3%)
Inmarsat Finance PLC, 7.63%, 6/30/12, Callable 3/1/08 @ 103.81	200	202
Telefonica Emisiones SAU, 7.05%, 6/20/36	145	148
		350
Telecommunications-Cellular (0.2%)
Dobson Cellular Systems, 9.88%, 11/1/12, Callable 11/1/08 @ 104.94	100	107
New Cingular Wireless Services
8.13%, 5/1/12	23	25
8.75%, 3/1/31	35	43
US Unwired, Inc., 10.00%, 6/15/12, Callable 6/15/08 @ 105 (f)	108	117
		292
Telecommunications-Equipment (0.0%)
Motorola, Inc., 7.63%, 11/15/10	17	18
Tobacco (0.3%)
Reynolds American, Inc., 6.75%, 6/15/17 (f)	390	389
Transportation Services (0.1%)
DP World Ltd., 6.85%, 7/2/37 (b)	145	143

See notes to schedules of investments.

Security Description	Principal Amount	Value
Utilities-Electric (0.5%)
Dominion Resources, Inc.
Series A
5.60%, 11/15/16	$120	$117
5.69%, 5/15/08	205	205
Series B
6.25%, 6/30/12	15	15
Firstenergy Corp., Series C, 7.38%, 11/15/31	114	124
Hydro-Quebec, 8.05%, 7/7/24	37	47
Oncor Electric Delivery, 7.00%, 9/1/22	26	27
Pacific Gas & Electric
4.80%, 3/1/14	46	43
6.05%, 3/1/34	33	32
Progress Energy, Inc., 6.85%, 4/15/12	37	39
Southern Cal Edison, 6.00%, 1/15/34	38	37
		686
Utilities-Telecommunications (0.5%)
AT&T Corp., 8.00%, 11/15/31 (f)	153	182
British Telecom PLC, 8.63%, 12/15/10	125	137
Sprint Capital Corp.
7.63%, 1/30/11	63	66
8.75%, 3/15/32	36	40
Sprint Nextel Corp., 6.00%, 12/1/16 (f)	110	104
Verizon Communications, Inc., 5.85%, 9/15/35	66	61
		590
Total Corporate Bonds (Cost $14,344)		14,016

U.S. Government Agency Securities (2.2%)
Federal Home Loan Bank, 3.63%, 11/14/08	1	1
Federal Home Loan Mortgage Corp.
3.88%, 1/12/09(f)	69	68
4.50%, 1/15/14(c)	489	470
4.65%, 10/10/13, Callable 10/10/07 @ 100(f)	10	10
6.75%, 9/15/29	137	158
Federal National Mortgage Association
5.00%, 4/15/15(f)	63	62
5.00%, 3/15/16 – 3/1/34	612	584
5.00%, 8/1/37(g)	(40)	(38)
5.50%, 7/1/33	405	393
5.50%, 8/1/37(g)	40	39
6.00%, 12/1/36(f)	421	418
6.00%, 5/1/37 – 6/1/37	621	615
6.00%, 8/1/37(g)	520	515
6.25%, 2/1/11	29	30
6.50%, 9/1/37(g)	(420)	(424)

Total U.S. Government Agency Securities (Cost $2,932)		2,901

U.S. Government Mortgage Backed Agencies (9.6%)
Federal Home Loan Mortgage Corp.
4.13%, 7/12/10(c)	950	927
5.00%, 6/1/33	248	234
5.75%(a), 11/1/35	108	108
6.50%, 5/1/26 – 5/1/37	884	898
6.75%(a), 8/1/36	118	120
7.00%, 7/1/29 – 7/1/32	266	274
7.50%, 7/1/37(g)	154	159
8.00%, 6/1/30	14	15
Federal National Mortgage Association
5.00%, 8/1/33 – 3/1/34	2,465	2,325
5.50%, 1/1/32 – 1/1/34	1,821	1,767
5.80%(a), 3/1/36	117	117
6.00%, 10/1/29 – 1/1/37	1,114	1,109

See notes to schedules of investments.

Security Description	Principal Amount	Value
6.00%, 8/1/35 – 1/1/37(c)	$751	$745
6.06%(a), 4/1/36(c)	262	265
6.36%(a), 9/1/36	284	288
6.47%(a), 5/1/36	709	719
6.50%, 3/1/29 – 6/1/37	857	869
6.50%, 10/1/36(g)	70	71
6.63%, 11/15/30	50	57
7.00%, 12/1/27 – 4/1/37	578	594
7.00%, 6/1/32 – 1/1/35(g)	608	631
7.50%, 11/1/29	32	34
8.00%, 6/1/12 – 3/1/30	150	159
8.50%, 11/1/17	8	8
10.00%, 11/1/13	22	23
10.50%, 11/1/13	24	26
11.00%, 11/1/13	36	39
Government National Mortgage Association
7.00%, 4/15/28	5	5
9.50%, 7/15/09	2	2
Total U.S. Government Mortgage Backed Agencies (Cost $12,780)		12,588

U.S. Treasury Obligations (4.6%)
U.S. Treasury Bonds
4.50%, 2/15/36(f)	400	374
6.13%, 11/15/27(f)	130	148
6.25%, 8/15/23(f)	627	711
8.00%, 11/15/21(f)	176	229
U.S. Treasury Notes
3.88%, 5/15/09(f)	143	141
4.25%, 1/15/11 – 8/15/13(f)(g)	3,071	3,036
4.50%, 5/15/17(f)	667	653
4.75%, 5/31/12(f)(g)	740	745
Total U.S. Treasury Obligations (Cost $5,948)		6,037

Municipal Bond (0.0%)
Illinois State Taxable Pension, GO, 5.10%, 6/1/33	70	64
Short-Term Securities Held as Collateral for Securities Lending (14.4%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	18,890	18,890

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $18,890)		18,890

Total investments (Cost $141,182) — 115.6%		151,629

Liabilities in excess of other assets — (15.6)%		(20,456)

NET ASSETS — 100.0%		$131,173

(a)	Variable or Floating Rate Security. Rate disclosed is as of 07/31/2007.

(b)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)	Rate represents the effective yield at purchase.

(e)	Non-income producing security.

(f)	A portion or all of the security was held on loan.

(g)	Security purchased on a “when-issued” basis.

ADR	American Depositary Receipt

AMBAC	Insured by American Municipal Bond Insurance Corp.

GO	General Obligation

LLC	Limited Liability Co.

LP	Limited Partnership

See notes to schedules of investments.

MTN	Medium Term Note

PLC	Public Liability Co.

Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Bear Steans	Rohm & Haas	Buy	0.31%	9/20/12	$400	$0
Bear Stearns	VF Corp.	Buy	0.42%	9/20/12	600	(1)
Bear Stearns	Nucor	Buy	0.46%	9/20/17	600	2
						$1

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Core Bond Fund	July 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (18.6%)
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A4, 5.37%, 9/10/45	$312	$301
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12 , Class AM
5.75%(a), 9/11/38(b)	330	328
Series 2007-T26, Class B
5.60%(a), 1/12/45(c)	549	515
Chase Mortgage Finance Corp.
Series 2005-A1, Class M
5.31%(a), 12/25/35	860	835
Series 2005-A2, Class M
5.45%(a), 1/25/36(b)	965	945
Series 2007-A1, Class 1M
4.42%(a), 2/25/37	701	686
Series 2007-A1, Class 1B2
4.42%(a), 2/25/37	313	301
Series 2007-S1, Class AM
6.08%, 2/25/37	352	343
Series 2007-S1, Class B1
6.08%, 2/25/37	259	248
Series 2007-A1, Class 2B1
5.81%(a), 3/25/37(b)	554	552
Series 2007-A2, Class 1B2
4.46%(a), 7/25/37	105	101
Series 2007-A2, Class 1B1
4.46%(a), 7/25/37	339	329
Series 2007-A2, Class 1M
4.46%(a), 7/25/37	100	97
Chaseflex Trust, Series 2005-2, Class 4A3, 6.00% (a), 5/25/20	632	633
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007 - CD4, 5.40%, 12/11/49	390	370
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29 (b)	576	599
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	371	385
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.22% (a), 11/25/36 (b)	944	926
Goldman Sachs Capital II, 5.79%, 12/29/49, Perpetual Call 6/1/12 @ 100	140	132
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A4
5.55%, 4/10/38	400	391
Series 2006-GG6, Class C
5.63%(a), 4/10/38(b)	474	454
GSR Mortgage Loan Trust
Series 2004-10F, Class 6A1
5.00%, 9/25/34	986	923
Series 2006-2F, Class B2
5.89%(a), 2/25/36	563	538
Series 2006-6F, Class M1
6.30%(a), 7/25/36	249	245
Series 2006-8F, Class B1
6.45%(a), 9/25/36	797	794
Series 2006-9F, Class M1
6.43%(a), 10/25/36	397	396
Series 2007-AR2, Class B2
5.56%(a), 5/25/37	490	478
Series 2007-AR2, Class B3
5.56%(a), 5/25/37	432	413
JP Morgan Chase Commercial Mortgage Securities
Series 2005-LDP3, Class AJ
4.94%(a), 8/15/42	450	422
Series 2005-LDP4, Class AM
5.00%, 10/15/42	385	363
JP Morgan Mortgage Trust
Series 2005-A1, Class IB1
4.91%(a), 2/25/35(b)	1,016	986

See notes to schedules of investments.

Security Description	Principal Amount	Value
Series 2005-A2, Class B1
4.74%(a), 4/25/35(b)	$1,271	$1,221
Series 2005-A3, Class 1B1
4.99%, 6/25/35(b)	765	738
Series 2007-A1, Class B1
4.82%(a), 7/25/35(b)	587	573
Series 2005-A4, Class B1
5.20%(a), 7/25/35(b)	776	755
Series 2005-A5, Class IB1
5.19%(a), 8/25/35	457	444
Series 2005-A6, Class 1B1
5.17%(a), 9/25/35(b)	1,049	1,030
Series 2005-A8, Class B1
5.18%(a), 11/25/35(b)	1,370	1,337
Series 2006-A1, Class B1
5.40%(a), 2/25/36(b)	502	494
Series 2006-A2, Class IB1
5.68%(a), 4/25/36(b)	1,405	1,399
Series 2006-A5, Class B1
5.92%(a), 8/25/36(b)	743	737
Series 2006-S4, Class B1
6.40%(a), 1/25/37	484	480
Series 2006-S4, Class B2
6.40%(a), 1/25/37(b)	638	623
Series 2007-A2, Class B2
5.86%(a), 4/25/37	552	547
Series 2007-A2, Class B3
5.86%(a), 4/25/37	246	236
Series 2007-A4, Class B2
5.77%(a), 6/25/37	290	285
Series 2007-A4, Class B3
5.77%(a), 6/25/37	240	230
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.84%, 9/15/39	610	587
Series 2005-C5, Class A4
4.95%, 9/15/40(b)	496	469
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 2A1
5.61%, 11/25/35	791	774
Series 2006-2, Class 4A
6.00%, 2/25/36	896	897
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.61% (a), 4/25/34 (b)	458	450
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.50%, 10/25/35	568	544

Total Collateralized Mortgage Obligations (Cost $30,360)		29,879

Commercial Paper (4.3%)
Prudential Funding LLC, 5.34% (d), 8/1/07	6,966	6,965

Total Commercial Paper (Cost $6,966)		6,965

Corporate Bonds (31.2%)
Aerospace/Defense (0.1%)
Lockheed Martin Corp., Series B, 6.15%, 9/1/36	145	145
Airlines (0.9%)
Continental Airlines, Inc., Series 99-2, 7.06%, 3/15/11	365	370
Delta Air Lines, Series 02-1, 6.42%, 7/2/12 (b)	1,015	1,017
		1,387
Automotive (0.1%)
DaimlerChrysler North America Holding Corp.
7.30%, 1/15/12	98	104

See notes to schedules of investments.

Security Description	Principal Amount	Value
8.50%, 1/18/31	$80	$99
		203
Banks (2.8%)
Asian Development Bank
4.50%, 9/4/12, MTN	144	141
5.82%, 6/16/28, Callable 6/16/08 @ 100	80	82
BAC Capital Trust XI, 6.63%, 5/23/36	195	194
Bank of America Corp.
6.25%, 4/15/12	220	226
5.63%, 10/14/16	405	397
European Investment Bank
3.38%, 3/16/09	273	266
4.63%, 5/15/14	98	95
Fifth Third Bancorp, 4.50%, 6/1/18	260	229
Inter-American Development Bank, 4.50%, 9/15/14	139	134
KFW
3.25%, 3/30/09	320	311
4.13%, 10/15/14	195	186
Korea Developmental Bank, Series 6, 5.75%, 9/10/13	125	125
Landwirtschaft Rentenbank, Series 6, 3.88%, 9/4/08	270	266
Mellon Funding Corp., 6.38%, 2/15/10	270	278
Royal Bank of Scotland Group PLC, Series 1, 9.12%, 3/31/49, Callable 3/31/10 @ 100	500	543
Wachovia Capital Trust III, 5.80%, 8/29/49, Callable 3/15/11 @ 100	700	687
Wachovia Corp., 3.63%, 2/17/09	291	284
		4,444
Beverages (0.4%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	175	166
Coca-Cola Enterprises
5.75%, 11/1/08	93	93
8.50%, 2/1/12	201	226
8.50%, 2/1/22	120	148
		633
Building - Residential & Commercial (0.5%)
KB Home, 8.63%, 12/15/08	765	773
Chemicals (0.9%)
Dow Chemical
5.75%, 12/15/08	125	126
6.00%, 10/1/12	80	81
E.I. Du Pont de Nemours & Co., 4.88%, 4/30/14	80	76
Reichhold Industries, Inc., 9.00%, 8/15/14, Callable 8/15/10 @ 104.50 (c)	795	779
Tronox Worldwide/Finance, 9.50%, 12/1/12, Callable 12/1/09 @ 104.75	450	446
		1,508
Computers & Peripherals (0.2%)
International Business Machine Corp.
5.38%, 2/1/09	133	133
6.50%, 1/15/28	180	191
		324
Cosmetics & Toiletries (0.4%)
Gillette Co., 3.80%, 9/15/09	195	190
Kimberly-Clark Corp.
5.00%, 8/15/13	140	135
6.25%, 7/15/18	90	92
Procter & Gamble Co.
4.30%, 8/15/08	124	123
4.95%, 8/15/14	110	106
		646
Electric Integrated (0.1%)
Dominion Resources, Inc., Series C, 5.15%, 7/15/15	115	109

See notes to schedules of investments.

Security Description	Principal Amount	Value
Electronics (0.2%)
General Electric Co., 5.00%, 2/1/13	$300	$293
Financial Services (5.8%)
American General Finance, 3.88%, 10/1/09, MTN	237	231
Bear Stearns Co., Inc., 5.85%, 7/19/10	515	513
Boeing Capital Corp.
4.75%, 8/25/08	110	109
5.80%, 1/15/13	119	122
Caterpillar Financial Service Corp.
4.50%, 6/15/09	105	104
4.60%, 1/15/14, MTN	50	48
CIT Group, Inc., 4.75%, 12/15/10, MTN	102	99
Countrywide Home Loan, 4.13%, 9/15/09, MTN	203	196
Credit Suisse First Boston USA, Inc.
4.70%, 6/1/09	405	402
6.50%, 1/15/12	275	285
Ford Motor Credit Co. LLC, 7.38%, 10/28/09	765	739
General Electric Capital Corp.
4.25%, 12/1/10, MTN	68	66
6.00%, 6/15/12, MTN	206	210
5.38%, 10/20/16, MTN	395	385
Goldman Sachs Group, Inc.
6.88%, 1/15/11	157	163
6.60%, 1/15/12	306	316
5.75%, 10/1/16	355	343
HSBC Finance Corp.
4.13%, 11/16/09	237	230
6.75%, 5/15/11	233	243
4.75%, 7/15/13	370	348
International Lease Finance Corp., 6.38%, 3/15/09	353	359
John Deere Capital Corp.
4.50%, 8/25/08, MTN	105	104
5.10%, 1/15/13	110	108
JP Morgan Chase & Co., 6.75%, 2/1/11	440	458
JP Morgan Chase Capital, 5.88%, 3/15/35	250	223
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10	239	251
Merrill Lynch & Co., Inc.
6.00%, 2/17/09	303	305
6.88%, 11/15/18	220	235
6.11%, 1/29/37	295	266
Morgan Stanley Group, Inc., 4.25%, 5/15/10, MTN	295	286
Nuveen Investments, 5.50%, 9/15/15	611	516
Residential Capital LLC, 6.50%, 4/17/13	470	422
SLM Corp., 5.63%, 1/25/25, Callable 11/25/10 @ 100, MTN	425	352
Toyota Motor Credit Corp.
4.25%, 3/15/10	116	114
4.35%, 12/15/10	1	1
Unilever Capital Corp., 5.90%, 11/15/32	135	126
		9,278
Food Distributors, Supermarkets & Wholesalers (0.1%)
Kroger Co., 7.50%, 4/1/31	85	89
Safeway, Inc., 7.50%, 9/15/09	120	125
		214
Food Processing & Packaging (0.1%)
Kellogg Co., Series B, 6.60%, 4/1/11	80	83
Kraft Foods, Inc., 4.13%, 11/12/09	77	75
		158
Forest Products & Paper (0.1%)
Weyerhaeuser Co.
6.75%, 3/15/12	90	92
7.38%, 3/15/32	75	74
		166

See notes to schedules of investments.

Security Description	Principal Amount	Value
Governments-Foreign (1.6%)
Province of Ontario
5.50%, 10/1/08	$179	$180
5.13%, 7/17/12	172	172
Province of Quebec
5.75%, 2/15/09	93	94
4.88%, 5/5/14	177	173
7.50%, 9/15/29	160	194
Republic of Italy
4.50%, 1/21/15	320	304
6.88%, 9/27/23	225	249
United Mexican States
9.88%, 2/1/10	224	246
6.38%, 1/16/13, MTN	415	429
Series A
6.75%, 9/27/34, MTN	540	567
		2,608
Health Care (0.7%)
Health Net, Inc., 6.38%, 6/1/17	765	758
Humana, Inc., 6.30%, 8/1/18	35	34
UnitedHealth Group, Inc.
4.88%, 3/15/15	75	70
5.38%, 3/15/16	65	63
Wellpoint, Inc.
4.25%, 12/15/09	50	49
6.80%, 8/1/12	75	79
5.95%, 12/15/34	35	33
		1,086
Hotels & Motels (1.0%)
Cap Cana SA, 9.63%, 11/3/13(c) (b)	1,570	1,586
Insurance (1.4%)
Allstate Life Global Funding Trust, 4.50%, 5/29/09	96	95
AXA SA, 8.60%, 12/15/30	95	113
Cigna Corp.
7.00%, 1/15/11	45	47
7.88%, 5/15/27	25	29
Cincinnati Financial Corp., 6.13%, 11/1/34	140	134
ING Capital Funding Trust III, 8.44% (a), 12/31/49, Callable 12/31/10 @ 100	75	81
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	117	111
MetLife, Inc., 5.38%, 12/15/12	110	110
Phoenix Cos., 6.68%, 2/16/08	1,255	1,258
Protective Life Secured Trust, 4.00%, 10/7/09, MTN	70	68
Prudential Financial, Inc.
5.10%, 12/14/11, MTN	80	79
5.10%, 9/20/14, MTN	110	106
		2,231
Media (0.4%)
News America, Inc., 6.20%, 12/15/34	155	142
Time Warner, Inc.
6.88%, 5/1/12	109	114
5.88%, 11/15/16	410	395
		651
Medical Supplies (0.5%)
AmerisourceBergen Corp., 5.88%, 9/15/15	735	705
Baxter International, Inc., 4.63%, 3/15/15	85	80
		785
Metal Fabrication (0.3%)
Timken Co., 5.75%, 2/15/10	430	431

See notes to schedules of investments.

Security Description	Principal Amount	Value
Office Furnishing (0.4%)
Steelcase, Inc., 6.50%, 8/15/11	$620	$634
Oil & Gas-Exploration & Production (1.0%)
Marathon Oil Corp., 6.13%, 3/15/12	209	215
Merey Sweeny LP, 8.85%, 12/18/19 (c)	841	986
Pemex Project Funding Master Trust
7.38%, 12/15/14	120	127
6.63%, 6/15/35	110	107
XTO Energy, Inc., 6.75%, 8/1/37	215	219
		1,654
Oil Companies-Integrated (0.1%)
ConocoPhillips Co., 8.75%, 5/25/10	155	169
Oil Marketing & Refining (0.7%)
Enterprise Products Operating LP, 8.38%, 8/1/66, Callable 8/1/16 @ 100	795	811
Tesoro Corp., 6.50%, 6/1/17, Callable 6/1/12 @ 103.25 (c)	395	373
		1,184
Pharmaceuticals (0.7%)
Bristol-Myers Squibb, 5.88%, 11/15/36	810	753
Wyeth
6.95%, 3/15/11	105	110
5.50%, 2/1/14	190	187
6.50%, 2/1/34	90	91
		1,141
Pipelines (0.8%)
Magellan Midstream Partners, 6.40%, 5/1/37	650	636
Teppco Partners LP, 6.13%, 2/1/13	690	697
		1,333
Primary Metal & Mineral Production (1.1%)
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/1/17, Callable 4/1/12 @ 104.19	725	761
Phelps Dodge Corp., 9.50%, 6/1/31 (b)	795	1,032
		1,793
Publishing (0.9%)
Primedia, Inc., 8.88%, 5/15/11	1,435	1,476
Radio & Television (0.6%)
Comcast Cable Communications, 6.20%, 11/15/08	233	235
Comcast Corp.
4.95%, 6/15/16	465	424
6.45%, 3/15/37	70	67
Cox Communications, Inc., 7.13%, 10/1/12	273	285
		1,011
Railroads (0.3%)
Burlington Northern/Santa Fe, Inc., 7.13%, 12/15/10	210	222
CSX Corp., 6.25%, 10/15/08	150	151
Union Pacific Corp., 7.25%, 11/1/08	175	179
		552
Retail-Discount (0.4%)
Target Corp.
5.38%, 6/15/09	190	190
5.88%, 3/1/12	126	127
Wal-Mart Stores
6.88%, 8/10/09	179	185
4.13%, 2/15/11	152	147
		649
Telecommunications (0.8%)
Inmarsat Finance PLC, 7.63%, 6/30/12, Callable 3/1/08 @ 103.81	725	732

See notes to schedules of investments.

Security Description	Principal Amount	Value
Telefonica Emisiones SAU, 7.05%, 6/20/36	$575	$586
		1,318
Telecommunications-Cellular (0.6%)
Dobson Cellular Systems, 9.88%, 11/1/12, Callable 11/1/08 @ 104.94	380	406
New Cingular Wireless Services, 8.13%, 5/1/12	76	84
US Unwired, Inc., 10.00%, 6/15/12, Callable 6/15/08 @ 105	415	449
		939
Telecommunications-Equipment (0.1%)
Motorola, Inc., 7.63%, 11/15/10	79	83
Tobacco (1.0%)
Reynolds American, Inc., 6.75%, 6/15/17 (b)	1,525	1,522
Transportation Services (0.4%)
DP World Ltd., 6.85%, 7/2/37(c)	565	555
Utilities-Electric (1.5%)
Dominion Resources, Inc.
Series A
5.69%, 5/15/08	845	846
Series B
6.25%, 6/30/12	60	62
Series A
5.60%, 11/15/16	440	427
Firstenergy Corp., Series C, 7.38%, 11/15/31	245	266
Hydro-Quebec, 8.05%, 7/7/24	130	164
Oncor Electric Delivery, 7.00%, 9/1/22	115	120
Pacific Gas & Electric
4.80%, 3/1/14	174	164
6.05%, 3/1/34	140	136
Progress Energy, Inc., 6.85%, 4/15/12	149	156
Southern Cal Edison, 6.00%, 1/15/34	120	118
		2,459
Utilities-Telecommunications (1.2%)
AT&T Corp., 8.00%, 11/15/31	521	621
British Telecom PLC, 8.63%, 12/15/10 (b)	510	559
Sprint Capital Corp.
7.63%, 1/30/11	228	240
8.75%, 3/15/32	155	170
Sprint Nextel Corp., 6.00%, 12/1/16	405	382
		1,972
Total Corporate Bonds (Cost $51,010)		50,103

U.S. Government Agency Securities (2.6%)
Federal Home Loan Mortgage Corp.
4.65%, 10/10/13, Callable 10/10/07 @ 100(e)	1,990	1,916
4.50%, 1/15/14(e)	170	163
6.75%, 9/15/29	90	104
Federal National Mortgage Association
4.38%, 3/15/13(e)	548	528
4.38%, 7/17/13	247	237
5.00%, 4/15/15 – 3/15/16(e)	401	392
5.50%, 7/1/33	1,521	1,476
5.00%, 3/1/34	608	574
6.00%, 12/1/36 – 6/1/37	3,116	3,089
5.00%, 8/1/37(f)	(165)	(155)
6.00%, 8/1/37(f)	(3,020)	(2,992)
6.50%, 9/1/37(f)	(1,665)	(1,681)
Small Business Administration, 6.15%, 4/1/19	545	555

Total U.S. Government Agency Securities (Cost $4,269)		4,206

See notes to schedules of investments.

Security Description	Principal Amount	Value
U.S. Government Mortgage Backed Agencies (30.2%)
Federal Home Loan Mortgage Corp.
4.13%, 7/12/10(e)	$1,100	$1,074
8.00%, 6/1/17	268	278
7.50%, 4/1/28	19	20
6.50%, 8/1/29 – 5/1/37	3,269	3,327
7.00%, 1/1/30 – 7/1/32	793	819
5.75%(a), 11/1/35	503	504
6.50%, 1/1/36(b)	651	660
5.88%(a), 4/1/36	77	78
6.75%(a), 8/1/36	549	560
7.50%, 7/1/37(f)	603	623
Federal National Mortgage Association
8.00%, 11/1/12 – 2/1/33	391	413
10.00%, 11/1/13	43	46
10.50%, 11/1/13	17	18
11.00%, 11/1/13	33	35
7.00%, 10/1/26 – 4/1/37	2,205	2,262
6.50%, 9/1/28 – 6/1/37	3,436	3,475
7.50%, 12/1/28 – 11/1/29	11	12
6.00%, 10/1/29 – 11/1/36	5,310	5,283
8.50%, 4/1/31	17	18
7.00%, 6/1/32 – 1/1/35(f)	2,487	2,578
5.50%, 1/1/33 – 7/1/33	7,266	7,052
5.00%, 8/1/33 – 3/1/34	11,741	11,077
5.80%(a), 3/1/36	543	546
6.06%(a), 4/1/36	990	999
6.47%(a), 5/1/36	2,774	2,813
6.36%(a), 9/1/36	1,322	1,338
6.50%, 10/1/36(f)	140	141
6.00%, 1/1/37 (b)	2,543	2,522
Government National Mortgage Association, 7.50%, 12/15/27 – 4/15/29	8	8

Total U.S. Government Mortgage Backed Agencies (Cost $49,222)		48,579

U.S. Treasury Obligations (15.4%)
U.S. Treasury Bonds
8.00%, 11/15/21(e)	374	488
6.25%, 8/15/23(e)	2,770	3,141
6.13%, 11/15/27(e)	892	1,019
4.50%, 2/15/36(e)	1,723	1,611
U.S. Treasury Notes
4.25%, 1/15/11 – 8/15/13(e)(f)	10,614	10,480
4.75%, 5/31/12(e)(f)	4,537	4,565
4.50%, 5/15/17(e)	3,451	3,377

Total U.S. Treasury Obligations (Cost $24,267)		24,681

Municipal Bond (0.2%)
Illinois State Taxable Pension, GO, 5.10%, 6/1/33	280	257
Short-Term Securities Held as Collateral for Securities Lending (12.1%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	19,449	19,449

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $19,449)		19,449

Total investments (Cost $185,817) — 114.6%		184,125

Liabilities in excess of other assets — (14.6)%		(23,493)

NET ASSETS — 100.0%		$160,632

(a)	Variable or Floating Rate Security. Rate disclosed is as of 07/31/2007.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

See notes to schedules of investments.

(c)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Rate represents the effective yield at purchase.

(e)	A portion or all of the security was held on loan.

(f)	Security purchased on a “when-issued” basis.

GO	General Obligation

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Bear Stearns	Rohm & Haas	Buy	0.31%	9/20/12	$1,600	$1
Bear Stearns	VF Corp.	Buy	0.42%	9/20/12	2,400	(5)
Bear Stearns	Nucor	Buy	0.46%	9/20/17	2,400	10
						$6

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	July 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

	Shares/
	Principal
Security Description	Amount	Value
Commercial Paper (2.4%)
Prudential Funding LLC, 5.34% (a), 8/1/07	$97,620	$97,606

Total Commercial Paper (Amortized Cost $97,620)		97,606

Common Stocks (98.1%)
Aerospace/Defense (2.9%)
United Technologies Corp. (b)	1,564,200	114,140
Automotive (1.5%)
Ford Motor Co. (c)	6,794,700	57,823
Banks (2.6%)
Bank of America Corp.	2,177,900	103,276
Beverages (6.9%)
Coca-Cola Co.	2,216,950	115,525
Diageo plc, ADR	765,000	62,485
PepsiCo, Inc.	1,459,400	95,766
		273,776
Biotechnology (1.1%)
Gilead Sciences, Inc. (b)(c)	1,151,000	42,852
Brokerage Services (2.9%)
Charles Schwab Corp.	5,731,422	115,374
Building Materials (0.6%)
USG Corp. (b)(c)	560,031	23,247
Chemicals (2.3%)
PPG Industries, Inc. (b)	1,221,700	93,179
Coal (1.3%)
Peabody Energy Corp. (b)	1,247,779	52,731
Computers & Peripherals (5.9%)
Dell, Inc. (b)(c)	2,139,600	59,845
Network Appliance, Inc. (b)(c)	1,959,000	55,518
Seagate Technology (b)	4,985,222	117,202
		232,565
Cosmetics & Toiletries (2.1%)
Procter & Gamble Co. (b)	1,372,700	84,915
Electronics (4.9%)
General Electric Co.	4,995,600	193,629
Engineering (1.2%)
ABB Ltd., ADR (b)	1,995,800	48,039
Environmental Control (1.5%)
Waste Management, Inc.	1,565,100	59,521
Financial Services (3.2%)
Ambac Financial Group, Inc. (b)	455,250	30,570
Legg Mason, Inc.	1,076,216	96,860
		127,430
Health Care (1.2%)
Medtronic, Inc. (b)	955,900	48,435
Heavy Machinery (3.8%)
Caterpillar, Inc. (b)	1,919,200	151,233
Home Builders (0.7%)
Toll Brothers, Inc. (b)(c)	1,234,400	27,070
Insurance (2.5%)
American International Group, Inc. (b)	1,554,009	99,736

See notes to schedules of investments.

Security Description	Shares	Value
Internet Business Services (3.4%)
Google, Inc., Class A (b)(c)	194,500	$99,195
Juniper Networks, Inc. (b)(c)	1,163,000	34,844
		134,039
Internet Service Provider (1.0%)
Yahoo, Inc. (b)(c)	1,624,966	37,780
Investment Companies (1.8%)
Franklin Resources, Inc. (b)	238,900	30,429
The Blackstone Group LP (b)(c)	1,630,750	39,154
		69,583
Machine-Diversified (0.9%)
Rockwell Automation, Inc. (b)	511,437	35,796
Manufacturing-Miscellaneous (1.3%)
Textron, Inc.	473,238	53,424
Media (1.2%)
Viacom, Inc., Class B (c)	1,242,461	47,586
Mining (2.8%)
Newmont Mining Corp. (b)	2,683,600	112,040
Oil & Gas Exploration-Production & Services (6.1%)
Chesapeake Energy Corp. (b)	2,117,800	72,090
Transocean, Inc. (b)(c)	1,591,659	171,024
		243,114
Oilfield Services & Equipment (8.3%)
BJ Services Co. (b)	1,176,279	30,760
Halliburton Co. (b)	3,689,500	132,896
Schlumberger Ltd. (b)	1,745,390	165,323
		328,979
Pharmaceuticals (5.3%)
Johnson & Johnson	618,000	37,389
Merck & Co., Inc. (b)	1,485,000	73,730
Pfizer, Inc.	2,489,858	58,536
Wyeth	860,421	41,748
		211,403
Retail-Specialty Stores (1.8%)
The Home Depot, Inc.	1,449,400	53,874
Tiffany & Co.	359,042	17,324
		71,198
Semiconductors (10.3%)
Intel Corp.	8,082,300	190,904
STMicroelectronics N.V., NY Shares (b)	2,927,600	50,238
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	8,849,122	89,818
Texas Instruments, Inc. (b)	2,179,586	76,700
		407,660
Transportation Services (3.3%)
United Parcel Service, Inc., Class B (b)	1,751,000	132,586
Utilities-Electric (1.5%)
Exelon Corp.	849,000	59,557

Total Common Stocks (Cost $3,468,122)		3,893,716

See notes to schedules of investments.

Security Description	Principal Amount	Value
Short-Term Securities Held as Collateral for Securities Lending (30.5%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$1,210,947	$1,210,947

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,210,947)		1,210,947

Total Investments (Cost $4,776,689) — 131.0%		5,202,269

Liabilities in excess of other assets — (31.0)%		(1,231,495)

NET ASSETS — 100.0%		$3,970,774

(a)	Rate represents the effective yield at purchase.

(b)	A portion or all of the security was held on loan.

(c)	Non-income producing security.

ADR	American Depositary Receipt

LLC	Limited Liability Co.

LP	Limited Partnership

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	July 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (1.4%)
Prudential Funding LLC, 5.34% (a), 8/1/07	$4,169	$4,169

Total Commercial Paper (Amortized Cost $4,170)		4,169

Common Stocks (98.6%)
Aerospace/Defense (1.2%)
General Dynamics Corp.	42,000	3,299
Apparel & Footwear (0.9%)
Jones Apparel Group, Inc.	102,000	2,546
Automotive Parts (1.8%)
BorgWarner, Inc.	23,500	2,031
Eaton Corp.	32,000	3,110
		5,141
Banks (3.1%)
Cullen/Frost Bankers, Inc. (b)	85,400	4,242
First Horizon National Corp. (b)	78,000	2,474
Whitney Holding Corp.	88,000	2,199
		8,915
Brokerage Services (0.8%)
Wadell & Reed Financial, Inc., Class A (b)	92,000	2,319
Building Materials (0.8%)
Masco Corp. (b)	87,000	2,367
Chemicals (2.6%)
Agrium, Inc. (b)	78,000	3,270
PPG Industries, Inc.	52,000	3,966
		7,236
Coal (2.2%)
Massey Energy Co. (b)	138,000	2,947
Peabody Energy Corp.	78,000	3,296
		6,243
Computers & Peripherals (2.1%)
CACI International, Inc., Class A (b)(c)	86,000	3,822
Lexmark International Group, Inc. (b)(c)	53,000	2,095
		5,917
Containers & Packaging (4.8%)
Owens-Illinois, Inc. (c)	139,000	5,557
Packaging Corp. of America	195,000	4,976
Pactiv Corp. (c)	98,000	3,098
		13,631
Electrical Components & Equipment (1.3%)
Gentex Corp. (b)	181,000	3,573
Electronics (9.4%)
AVX Corp. (b)	300,000	4,797
Flextronics International Ltd. (b)(c)	380,000	4,245
Hubbell, Inc., Class B	136,000	7,840
Johnson Controls, Inc. (b)	49,200	5,567
Tektronix, Inc.	129,000	4,238
		26,687
Financial Services (3.9%)
Ambac Financial Group, Inc.	67,000	4,499
Ameriprise Financial, Inc.	108,000	6,509
		11,008

See notes to schedules of investments.

Security Description	Shares	Value
Food Distributors, Supermarkets & Wholesalers (1.2%)
SUPERVALU, Inc.	81,000	$3,375
Forest Products & Paper (0.7%)
Weyerhaeuser Co.	28,000	1,995
Health Care (2.5%)
Coventry Health Care, Inc. (c)	65,000	3,628
Manor Care, Inc. (b)	56,500	3,579
		7,207
Heavy Machinery (1.1%)
Deere & Co. (b)	25,000	3,010
Human Resources (1.5%)
Hewitt Associates, Inc., Class A (b)(c)	141,000	4,219
Insurance (6.9%)
Alleghany Corp. (b)(c)	15,708	6,597
Fidelity National Financial, Inc., Class A	148,000	3,092
Hartford Financial Services Group, Inc. (b)	28,000	2,572
HCC Insurance Holdings, Inc. (b)	129,000	3,777
Old Republic International Corp.	187,500	3,439
		19,477
Lodging (1.8%)
Wyndham Worldwide Corp. (b)(c)	151,000	5,081
Manufacturing-Diversified (2.6%)
Parker Hannifin Corp.	35,000	3,454
Pentair, Inc.	109,000	3,946
		7,400
Manufacturing-Miscellaneous (2.1%)
ITT Industries, Inc.	95,000	5,974
Medical Supplies (2.8%)
Becton Dickinson & Co.	40,100	3,062
Dade Behring Holdings, Inc.	64,000	4,790
		7,852
Oil & Gas Exploration-Production & Services (7.8%)
Cimarex Energy Co. (b)	200,000	7,570
Devon Energy Corp. (b)	84,000	6,267
Newfield Exploration Co. (b)(c)	102,400	4,921
Patterson-UTI Energy, Inc.	148,000	3,389
		22,147
Oil Companies-Integrated (1.5%)
Occidental Petroleum Corp. (b)	76,000	4,311
Oil Marketing & Refining (1.4%)
Valero Energy Corp.	61,000	4,088
Oilfield Services & Equipment (1.1%)
Helix Energy Solutions Group, Inc. (b)(c)	77,000	2,999
Paint, Varnishes & Enamels (1.1%)
Sherwin-Williams Co.	46,000	3,206
Pharmaceuticals (2.2%)
AmerisourceBergen Corp.	81,000	3,816
Forest Laboratories, Inc. (b)(c)	59,000	2,372
		6,188
Pipelines (1.5%)
National Fuel Gas Co. (b)	100,000	4,335
Primary Metal & Mineral Production (2.2%)
Freeport-McMoRan Copper & Gold, Inc., Class B (b)	65,000	6,109

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Railroads (1.3%)
Burlington Northern/Santa Fe Corp. (b)	44,000	$3,614
Real Estate Investment Trusts (3.7%)
AMB Property Corp. (b)	71,000	3,783
Annaly Capital Management, Inc. (b)	331,000	4,783
CBL & Associates Properties, Inc. (b)	64,000	2,041
		10,607
Recreational Vehicles (0.7%)
Winnebago Industries, Inc. (b)	75,000	2,023
Restaurants (1.4%)
Yum! Brands, Inc.	124,000	3,973
Retail-Discount (1.1%)
Dollar Tree Stores, Inc. (c)	85,000	3,252
Retail-Specialty Stores (1.2%)
Barnes & Noble, Inc.	101,500	3,405
Semiconductors (5.5%)
Novellus Systems, Inc. (b)(c)	125,000	3,565
QLogic Corp. (b)(c)	223,000	2,964
STMicroelectronics N.V., NY Shares	240,000	4,118
Teradyne, Inc. (b)(c)	314,000	4,927
		15,574
Software & Computer Services (2.0%)
Digital River, Inc. (b)(c)	60,000	2,701
Sybase, Inc. (b)(c)	127,000	3,012
		5,713
Telecommunications-Services & Equipment (0.7%)
Andrew Corp. (b)(c)	149,000	2,095
Transportation Services (1.5%)
Con-way, Inc. (b)	85,500	4,223
Utilities-Electric (0.9%)
Exelon Corp.	37,000	2,596
Utilities-Natural Gas (1.7%)
Sempra Energy	93,000	4,903

Total Common Stocks (Cost $198,042)		279,833

Short-Term Securities Held as Collateral for Securities Lending (39.5%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$111,983	111,983

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $111,983)		111,983

Total Investments (Cost $314,195) — 139.5%		395,985

Liabilities in excess of other assets — (39.5)%		(112,172)

NET ASSETS — 100.0%		$283,813

(a)	Rate represents the effective yield at purchase.

(b)	A portion or all of the security was held on loan.

(c)	Non-income producing security.

LLC	Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Federal Money Market Fund	July 31, 2007
(Amounts in Thousands)	(Unaudited)

	Principal
Security Description	Amount	Value
U.S Government Agency Securities (14.3%)
Federal Home Loan Bank
5.23%(a), 8/1/07	$50,000	$50,000
4.50%(a), 3/7/08, Callable 9/7/07 @ 100	22,000	21,896
5.30%, 3/19/08, Callable 6/19/07@100	50,000	49,995
5.27%, 5/21/08 – 6/4/08, Callable 11/21/07 – 12/4/07 @ 100	26,980	26,972
5.38%, 6/5/08, Callable 12/5/07 @ 100	15,000	15,000
5.38%, 6/18/08, Callable 9/18/07 @ 100	15,000	14,998
Federal National Mortgage Association
5.01%(b), 1/4/08 – 5/30/08	45,000	43,614
4.53%, 2/15/08, Callable 11/15/07 @ 100	18,500	18,422

Total U.S Government Agency Securities (Amortized Cost $240,897)		240,897

Repurchase Agreements (85.6%)
ABN Amro Bank NV, 5.29%, 8/1/07 (Date of Agreement 7/31/07, Proceeds at maturity $390,057, collateralized by $390,001 U.S. Government securities, 0.00% - 6.00%, 7/1/28 - 3/1/37, market value $397,801)	390,000	390,000
Bear Stearns & Co., 5.31%, 8/1/07 (Date of Agreement 7/31/07, Proceeds at maturity $390,058, collateralized by $397,805 U.S. Government securities, 4.00% - 9.50%, 7/1/08 - 7/1/37, market value $396,018)	390,000	390,000
Greenwich Partners LLC, 5.30%, 8/1/07 (Date of Agreement 7/31/07, Proceeds at maturity $390,057, collateralized by $397,805 U.S. Government security, 4.50%, 11/30/11, market value $394,830)	390,000	390,000
UBS Warburg LLC, 5.29%, 8/1/07 (Date of Agreement 7/31/07, Proceeds at maturity $268,639, collateralized by $273,973 U.S. Government securities, 0.00%, 12/18/31 - 7/1/36, market value $273,945)	268,600	268,600

Total Repurchase Agreements (Amortized Cost $1,438,600)		1,438,600

Total Investments(c) (Amortized Cost $1,679,497) — 99.9%		1,679,497

Other assets in excess of liabilities — 0.1%		2,333

NET ASSETS — 100.0%		$1,681,830

(a)	Variable or Floating Rate Security. Rate disclosed is as of 07/31/2007.

(b)	Rate represents the effective yield at purchase.

(c)	Represents cost for financial reporting and federal income tax purposes.

LLC	Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Financial Reserves Fund	July 31, 2007
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificate of Deposit (19.9%)
Abbey National Treasury Services, 5.30%, 11/8/07	$20,000	$20,000
Barclays Bank PLC NY, 5.34%, 8/8/07	15,000	15,000
Credit Suisse NY, 5.44%, 6/19/08	5,000	5,000
HBOS Treasury Services PLC, 5.30%, 9/4/07	10,000	10,000
Royal Bank of Canada NY, 5.30%, 11/2/07	10,000	9,996
Royal Bank of Canada NY, 5.27% (a), 4/2/08	10,000	9,998
Royal Bank of Scotland NY, 5.42% (a), 7/11/08	10,000	10,000
Wells Fargo Bank, 5.28%, 8/15/07	15,000	15,000

Total Certificate of Deposit (Amortized Cost $94,994)		94,994

Commercial Paper (40.2%)
Amstel Funding Corp., 5.25% (b), 10/22/07	20,000	19,761
Barton Capital LLC, 5.34% (b), 8/1/07	20,000	20,000
Chesham Finance LLC, 5.37% (b), 8/1/07	22,000	22,000
Kitty Hawk Funding Corp., 5.32% (b), 8/7/07	20,000	19,982
Mont Blanc Capital Corp., 5.32% (b), 8/3/07	20,000	19,994
Old Line Funding LLC, 5.29%, 9/10/07	15,000	14,912
Salvation Army, 5.35%, 8/1/07	15,000	15,000
Societe Generale North America, 5.21% (b), 9/10/07	20,000	19,884
Total Capital, 5.35% (b), 8/1/07	21,000	21,000
UBS Finance Delaware LLC, 5.33%, 8/1/07	10,000	10,000
Windmill Funding Corp., 5.27% (b), 8/8/07	10,000	9,990

Total Commercial Paper (Amortized Cost $192,523)		192,523

Corporate Bonds (29.6%)
Agra Enterprises LLC, 5.41% (a), 9/1/34	3,250	3,250
Antsam Co. Macali’s Delux Super Markets, Inc., 5.51% (a), 7/1/22, LOC Banc One Capital Markets	2,840	2,840
BF FT Myers/BF South, Inc., 5.37% (a), 11/1/17, LOC Fifth Third Bank	2,600	2,600
Burgess & Niple, 5.38% (a), 9/1/14, LOC National City Bank	2,425	2,425
Calvert Crossing Golf, 5.57% (a), 9/1/29	2,690	2,690
Caterpillar Financial Services Corp.
3.80%, 2/8/08, MTN	5,000	4,957
3.70%, 8/15/08, MTN	5,000	4,914
Cheyne Finance LLC, 5.28% (a), 11/5/07, MTN (c)	5,000	5,000
Cincinnati Hills Christian Academy, Inc., 5.37% (a), 4/1/22, LOC Fifth Third Bank	4,675	4,675
Comerica Bank, 5.29% (a), 11/13/07	20,000	19,999
Ellison Surface Technologies, Inc., Series 2006, 5.41% (a), 8/1/23	2,000	2,000
Ellison Surface Technologies, Inc., Series A, 5.41% (a), 8/1/23	2,465	2,465
Ellison Surface Technologies, Inc., Series B, 5.41% (a), 8/1/23	2,730	2,730
Fort Mitchell Station Partners Ltd., 5.41% (a), 2/1/22, LOC Fifth Third Bank	2,030	2,030
General Electric Capital Corp., Series A, 4.13%, 3/4/08, MTN	6,168	6,122
Harrier Finance Funding LLC, 5.32% (a), 2/19/08, MTN (c)	20,000	19,997
Jemmak Funding Group LLC, 5.55% (a), 10/1/24	1,380	1,380
JL Capital One LLC, Series 2002, 5.50% (a), 11/1/12, LOC Old National Bank & Wells Fargo Bank	2,000	2,000
John Deere Capital Corp., 3.90%, 1/15/08	4,000	3,973
John E. Staten Properties, 5.38% (a), 10/1/21, LOC National City Bank	2,950	2,950
Maruga, Series 1999b, 5.45% (a), 9/1/16, LOC Firstar Bank	965	965
Merrill Lynch & Co., Series B, 3.13%, 7/15/08, MTN	2,139	2,094
Morgan Stanley, 5.37% (a), 4/10/08	22,000	22,000
Newport Investment Co. LLC, 5.41% (a), 12/1/22	2,910	2,910
QC Reprographics, Inc., 5.41% (a), 2/1/21, LOC Firstar Bank	1,640	1,640
SGM Funding Corp.
5.45%(a), 7/1/16, LOC Firstar Bank	1,155	1,155
5.41%(a), 6/1/22, LOC Firstar Bank	3,105	3,105
Sharp Electronics, 5.51% (a), 12/1/12, LOC Fifth Third Bank	2,005	2,005
Wagner Moving & Storage, 5.37% (a), 7/1/22, LOC Fifth Third Bank	1,800	1,800
Wright Brothers, Inc., 5.41% (a), 11/1/12	1,840	1,840

See notes to schedules of investments.

Security Description	Principal Amount	Value
YMCA of Greater Cleveland, Series 2000, 5.37% (a), 4/1/25	$3,210	$3,210

Total Corporate Bonds (Amortized Cost $141,721)		141,721

Repurchase Agreements (8.8%)
Bear Stearns & Co., 5.50%, 8/1/07, (Date of Agreement 7/31/07, Proceeds at maturity $20,003, collateralized by $20,404 U.S. Government securities, 5.50%, 2/1/21-6/1/21, market value $20,313)	20,000	20,000
UBS Warburg, 5.50%, 8/1/07, (Date of Agreement 7/31/07, Proceeds at maturity $21,903, collateralized by $22,340 U.S. Government security, 5.50%, 11/1/35, market value $22,238)	21,900	21,900

Total Repurchase Agreements (Amortized Cost $41,900)		41,900

Taxable Municipal Bonds (0.5%)
New Mexico (0.3%)
Albuquerque Industrial Revenue, Ktech Corp. Project, 5.40% (a), 11/1/22, LOC Wells Fargo Bank	1,600	1,600
New York (0.2%)
State Housing Finance Agency Revenue, 5.34% (a), 5/15/31, FNMA	820	820

Total Taxable Municipal Bonds (Amortized Cost $2,420)		2,420

U.S. Government Agency Securities (1.0%)
Federal Home Loan Bank, 5.08%, 6/16/08, Callable 9/16/07 @ 100	5,000	4,989

Total Investments(d) (Amortized Cost $478,547) — 100.0%		478,547

Other assets in excess of liabilities — 0.0%		164

NET ASSETS — 100.0%		$478,711

(a)	Variable or Floating Rate Security. Rate disclosed is as of 07/31/2007.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Represents cost for financial reporting and federal income tax purposes.

FNMA	Insured by Federal National Mortgage Association

LLC	Limited Liability Co.

LOC	Letter of Credit

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Focused Growth Fund	July 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (4.8%)
Prudential Funding LLC, 5.34% (a), 8/1/07	$279	$280

Total Commercial Paper (Amortized Cost $279)		280

Common Stocks (98.3%)
Apparel & Footwear (2.0%)
Coach, Inc. (b)	2,500	114
Biotechnology (3.9%)
Gilead Sciences, Inc. (b)	6,000	223
Brokerage Services (2.8%)
Merrill Lynch & Co., Inc.	2,200	163
Chemicals (4.7%)
Monsanto Co.	4,200	271
Computers & Peripherals (11.9%)
Apple Computer, Inc. (b)	2,300	303
Cisco Systems, Inc. (b)	3,000	87
EMC Corp. (b)	7,800	144
Sun Microsystems, Inc. (b)	30,000	153
		687
Electronics (0.8%)
General Electric Co.	1,200	47
Financial Services (11.9%)
American Express Co.	3,000	176
CME Group, Inc.	600	331
IntercontinentalExchange, Inc. (b)	1,200	181
		688
Health Care (2.7%)
WellPoint, Inc. (b)	2,100	158
Internet Business Services (5.8%)
Akamai Technologies, Inc. (b)	3,200	109
Google, Inc., Class A (b)	450	229
		338
Manufacturing-Miscellaneous (7.3%)
Precision Castparts Corp.	2,000	274
Textron, Inc.	1,300	147
		421
Oilfield Services & Equipment (6.4%)
National-Oilwell Varco, Inc. (b)	3,100	372
Pharmaceuticals (8.1%)
Allergan, Inc.	2,600	151
Celgene Corp. (b)	5,200	315
		466
Real Estate Services (3.9%)
CB Richard Ellis Group, Inc., Class A (b)	6,500	227
Restaurants (1.6%)
Starbucks Corp. (b)	3,500	93
Retail-Drug Stores (3.7%)
CVS Corp.	6,000	211
Retail-Specialty Stores (3.1%)
Lowe’s Cos., Inc.	6,300	176
Semiconductors (5.6%)
MEMC Electronic Materials, Inc. (b)	3,000	184

See notes to schedules of investments.

Security Description	Shares	Value
Texas Instruments, Inc.	4,000	$141
		325
Software & Computer Services (6.8%)
Activision, Inc. (b)	3,000	51
Adobe Systems, Inc. (b)	6,000	242
Cognizant Technology Solutions Corp., Class A (b)	800	65
Microsoft Corp.	1,300	38
		396
Telecommunications (3.1%)
America Movil S.A. de C.V., ADR	3,000	180
Telecommunications-Services & Equipment (2.2%)
QUALCOMM, Inc.	3,100	129

Total Common Stocks (Cost $4,465)		5,685

Total Investments (Cost $4,744) — 103.1%		5,965

Liabilities in excess of other assets — (3.1)%		(180)

NET ASSETS — 100.0%		$5,785

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR	American Depositary Receipt

LLC	Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	July 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (74.2%)
Multi-family (24.5%)
Collateralized Mortgage Obligations (13.3%)
Government National Mortgage Assoc.
Series 2003-59, Class B
7.50%, 7/16/18	$3,803	$3,866
Series 2003-22, Class AH
8.00%, 6/16/21	3,461	3,492
Series 2003-47, Class B
8.00%, 10/16/27	4,663	4,888
Series 1999-1, Class Z
6.50%, 1/20/29	5,646	5,805
Series 2003-36, Class B
7.50%, 2/16/31	3,635	3,784
Series 2003-87, Class BH
7.50%, 8/16/32	7,477	7,954
Series 2003-108, Class BH
7.50%, 2/16/34	5,850	6,231
		36,020
Pass-throughs (11.2%)
Government National Mortgage Assoc.
7.88%, 7/15/21 – 7/15/27	4,469	4,588
7.92%, 7/15/23	701	731
8.00%, 7/15/24 – 8/15/31	4,094	4,277
7.95%, 4/15/25	406	422
8.25%, 4/15/27 – 9/15/30	680	707
8.60%, 5/15/27	548	576
7.75%, 6/15/30 – 11/15/38	3,105	3,197
6.50%, 3/20/34 – 4/20/34	10,269	10,463
8.13%, 7/15/38 – 6/15/41	5,300	5,431
		30,392
		66,412
Single Family (49.7%)
Collateralized Mortgage Obligations (0.0%)
Government National Mortgage Assoc.
Series 1995-4, Class CQ
8.00%, 6/20/25	13	13
Series 1997-2, Class E
7.50%, 2/20/27	54	56
		69
Pass-throughs (49.7%)
Government National Mortgage Assoc.
8.00%, 12/15/07 – 3/15/34	23,729	25,136
9.00%, 10/15/09 – 6/20/30	8,210	8,799
9.50%, 12/15/09 – 6/15/21	616	641
7.50%, 8/15/10 – 4/15/34	21,756	22,846
10.00%, 5/15/12 – 6/15/21	110	121
8.50%, 3/15/15 – 7/15/30	13,348	14,281
7.00%, 4/15/16 – 11/20/35	25,202	26,285
8.75%, 3/20/17	47	50
8.85%, 5/15/18 – 12/15/18	1,008	1,075
8.15%, 3/15/19 – 4/15/20	166	176
8.25%, 4/20/20 – 1/15/30	288	305
7.95%, 7/20/20	589	618
7.75%, 8/20/20 – 1/20/21	481	503
7.65%, 10/20/21 – 7/20/22	514	536
7.29%, 12/20/21 – 11/20/22	572	593
7.60%, 2/20/22	232	241
6.50%, 11/15/23 – 9/20/34	24,328	24,857

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
6.00%, 9/15/33 – 10/15/33	$7,807	$7,816
		134,879
		134,948

Total Government National Mortgage Association (Cost $206,045)		201,360

U.S. Treasury Obligations (24.4%)
U.S. Treasury Bills, 4.59% (a), 9/20/07	12,957	12,872
U.S. Treasury Bonds
10.38%, 11/15/12	25,010	25,399
12.00%, 8/15/13	24,790	26,589
11.25%, 2/15/15	1,000	1,408

Total U.S. Treasury Obligations (Cost $66,954)		66,268

Money Market Funds (0.4%)
Federated U.S. Treasury Cash Reserve Fund, 4.63% (b)	1,119	1,119

Total Money Market Funds (Cost $1,119)		1,119

Total Investments (Cost $274,118) — 99.0%		268,747

Other assets in excess of liabilities — 1.0%		2,843

NET ASSETS — 100.0%		$271,590

(a)	Rate represents the effective yield at purchase.

(b)	Rate disclosed is the 1 day yield as of 07/31/2007.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Government Reserves Fund	July 31, 2007
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
U.S Government Agency Securities (112.0%)
Federal Farm Credit Bank
5.15%(a), 8/7/07	$21,031	$21,013
5.16%(a), 8/14/07	66,060	65,937
5.26%(b), 9/7/07	20,000	20,001
5.20%(b), 10/1/07 – 3/28/08	60,000	60,000
5.18%(b), 10/9/07	25,000	25,000
5.01%(a), 2/25/08	50,000	48,553
5.17%(b), 3/19/08	25,000	24,994
5.19%(b), 6/18/08 – 10/27/08	84,395	84,382
5.28%(b), 7/23/08	50,000	50,000
Federal Home Loan Bank
5.15%(a), 8/1/07 – 8/10/07	296,746	296,512
5.23%(b), 8/1/07	50,000	50,000
5.14%(a), 8/3/07	30,500	30,491
5.16%(a), 8/8/07 – 8/15/07	170,209	169,888
5.13%(a), 9/21/07	13,012	12,917
5.18%(a), 10/5/07	10,000	9,908
5.05%(a), 11/9/07	25,000	24,649
5.22%, 11/14/07	10,000	9,999
0.00%(b), 1/2/08	10,500	10,268
5.27%, 5/21/08 – 6/4/08, Callable 11/21/07 – 12/4/07 @ 100	15,550	15,546
5.38%, 6/18/08, Callable 9/18/07 @ 100	10,000	9,999

Total U.S Government Agency Securities (Amortized Cost $1,040,057)		1,040,057

Total Investments(c) (Amortized Cost $1,040,057) — 112.0%		1,040,057

Liabilities in excess of other assets — (12.0)%		(111,308)

NET ASSETS — 100.0%		$928,749

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of 07/31/2007.

(c)	Represents cost for financial reporting and federal income tax purposes.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Institutional Money Market Fund	July 31, 2007
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificate of Deposit (24.2%)
Abbey National Treasury Services, 5.30%, 11/8/07	$22,000	$22,000
Bank of Nova Scotia, 5.31%, 10/26/07	40,000	40,000
Barclays Bank PLC NY
5.34%, 8/8/07	50,000	50,000
5.28%(a), 1/3/08	21,000	20,997
Credit Suisse NY, 5.44%, 6/19/08	20,000	20,000
HBOS Treasury Services PLC, 5.30%, 9/4/07	22,000	22,000
Rabobank Nederlands NY, 5.29%, 8/15/07	70,000	70,000
Royal Bank of Canada NY
5.30%, 11/2/07	22,000	21,991
5.27%(a), 4/2/08	30,000	29,994
Royal Bank of Scotland NY, 5.42% (a), 7/11/08	30,000	30,000
Societe Generale NY, 5.41% (a), 7/3/08	47,000	47,000
Wells Fargo Bank, 5.28%, 8/15/07	50,000	50,000

Total Certificate of Deposit (Amortized Cost $423,982)		423,982

Commercial Paper (42.0%)
Amstel Funding Corp., 5.25% (b), 10/22/07	47,234	46,669
Barton Capital LLC, 5.34% (b), 8/1/07	80,000	80,000
Cafco LLC, 5.27%, 8/17/07	50,000	49,883
Chesham Finance LLC, 5.37% (b), 8/1/07	84,000	84,000
Coca Cola Co., 5.20% (b), 12/6/07	30,000	29,450
Kitty Hawk Funding Corp.
5.32%(b), 8/7/07	17,000	16,985
5.28%(b), 8/15/07	25,000	24,949
McCormick & Co., 5.21% (b), 11/15/07	25,000	24,616
Mont Blanc Capital Corp.
5.32%(b), 8/3/07	30,000	29,991
5.27%(b), 8/20/07	25,000	24,930
5.25%(b), 9/17/07	25,000	24,829
Old Line Funding LLC
5.28%(b), 8/3/07	15,000	14,996
5.27%(b), 8/8/07	21,595	21,573
Societe Generale North America
0.00%(b), 8/1/07	15,000	15,000
5.21%(b), 9/10/07	20,000	19,884
Total Capital, 5.35% (b), 8/1/07	80,000	80,000
UBS Finance Delaware LLC, 5.33%, 8/1/07	70,000	70,000
Windmill Funding Corp.
5.27%(b), 8/8/07	50,000	49,949
5.27%(b), 8/16/07	30,000	29,934

Total Commercial Paper (Amortized Cost $737,638)		737,638

Corporate Bonds (19.8%)
Caterpillar Financial Services Corp., Series F, 3.70%, 8/15/08, MTN	17,800	17,495
Cheyne Finance LLC, 5.28% (a), 11/5/07, MTN (c)	15,000	14,999
CIT Group Inc., 5.43% (a), 2/21/08, MTN	30,000	30,013
Comerica Bank
5.29%(a), 11/13/07	10,000	9,999
5.31%(a), 6/19/08	25,500	25,500
General Electric Capital Corp., 5.42% (a), 1/3/08, MTN	33,530	33,544
Harrier Finance Funding LLC, 5.32% (a), 2/19/08, MTN (c)	15,000	14,998
Louisiana Land & Water, 5.37% (a), 6/1/27, LOC Regions Bank	4,800	4,800
Morgan Stanley, 5.37% (a), 4/10/08	82,000	82,000
National City Bank, 5.41% (a), 1/10/08	38,250	38,263
SeaRiver Maritime, Inc., 5.33% (a), 10/1/11	40,000	40,000
Sprenger Enterprises, 5.39% (a), 10/1/35, LOC JP Morgan Securities	6,600	6,600
Wachovia Bank NA, 5.31% (a), 9/28/07	30,000	30,001

Total Corporate Bonds (Amortized Cost $348,212)		348,212

See notes to schedules of investments.

Security Description	Principal Amount	Value
Taxable Municipal Bonds (2.2%)
Georgia (2.0%)
Acworth Downtown Development Authority Revenue, 5.35% (a), 1/1/26, CIFG, SPA-Bank of America N.A.	$13,500	$13,500
Municipal Gas Authority, Gas Revenue, Series A, 5.35% (a), 2/1/15, LOC Wachovia Bank N.A., Bayerische Landesbank, Bank One Kentucky N.A.	10,155	10,155
Savannah College of Art & Design, Series 2004, 5.35% (a), 4/1/24, LOC Bank Of America N.A.	11,700	11,700
		35,355
Iowa (0.2%)
Woodbury County, Healthcare Revenue, 5.40% (a), 12/1/14, LOC Wells Fargo Bank N.A.	3,400	3,400

Total Taxable Municipal Bonds (Amortized Cost $38,755)		38,755

Repurchase Agreements (11.7%)
ABN Amro Bank NV, 5.29%, 8/1/07 (Date of Agreement 7/31/07, Proceeds at maturity $75,011, collateralized by $75,000 U.S. Government security, 4.34%, 7/7/28-6/1/36, market value $76,265)	75,000	75,000
Bear Stearns & Co., 5.31%, 8/1/07 (Date of Agreement 7/31/07, Proceeds at maturity $20,003, collateralized by $20,400 U.S. Government securities, 5.50%-6.50%, 4/1/21-8/1/37, market value $20,302)	20,000	20,000
UBS Warburg , 5.29%, 8/1/07 (Date of Agreement 7/31/07, Proceeds at maturity $110,052, collateralized by $112,201 U.S. Government security, 5.50%, 12/1/33-11/1/35, market value $111,690)	110,000	110,000

Total Repurchase Agreements (Amortized Cost $205,000)		205,000

Total Investments(d) (Amortized Cost $1,753,587) — 99.9%		1,753,587

Other assets in excess of liabilities — 0.1%		1,752

NET ASSETS — 100.0%		$1,755,339

(a)	Variable or Floating Rate Security. Rate disclosed is as of 07/31/2007.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Represents cost for financial reporting and federal income tax purposes.

CIFG	County IXIS Financial Guaranty

LLC	Limited Liability Co.

LOC	Letter of Credit

MTN	Medium Term Note

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Investment Grade Convertible Fund	July 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (0.7%)
Prudential Funding LLC, 5.34% (a), 8/1/07	$423	$423

Total Commercial Paper (Amortized Cost $423)		423

Convertible Corporate Bonds (78.7%)
Audio & Video Products (1.0%)
Dominion Resources, Inc., Convertible Subordinated Notes, 2.13%, 12/15/23, Callable 3/30/07@ 100	555	633
Banks (2.7%)
U.S. Bancorp, Convertible Subordinated Notes, 3.90% (b), 12/11/35, Continuously Callable @ 100	1,635	1,639
Biotechnology (2.6%)
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13 (c)	1,845	1,626
Brokerage Services (5.8%)
Lehman Brothers Holdings, Inc., Convertible Subordinated Notes
2.00%, 8/1/13, MTN	390	438
0.25%, 1/26/14, MTN	1,220	1,230
Lockheed Martin Corp., Convertible Subordinated Notes, 5.11% (b), 8/15/33, Callable 8/15/08 @ 100	345	484
Merrill Lynch & Co., Convertible Subordianted Notes, 0.00%, 3/13/32, Callable 3/13/08 @ 100	1,240	1,444
		3,596
Building - Residential & Commercial (2.2%)
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24, Callable 2/16/09 @ 100	670	1,384
Casino Services (0.5%)
International Game Technology, 2.60%, 12/15/36	340	327
Computers & Peripherals (1.9%)
EMC Corp., Convertible Subordinated Notes
1.75%, 12/1/13(c)	330	431
1.75%, 12/1/13	145	190
Hewlett-Packard Co., Convertible Subordinated Notes, 0.00%, 10/14/17, Callable 10/14/07 @ 73.34	730	551
		1,172
Entertainment (3.2%)
Carnival Corp., Convertible Subordinated Notes, 2.00%, 4/15/21, Callable 4/15/08 @ 100	640	745
Walt Disney Co., Convertible Subordinated Notes, 2.13%, 4/15/23, Callable 4/15/08 @ 100	1,085	1,261
		2,006
Financial Services (4.4%)
Countrywide Financial Corp., 1.86% (b), 4/15/37 (c)	670	647
Wells Fargo Co., Convertible Subordinated Notes, 5.11% (b), 5/1/33, Callable 5/5/08 @ 100	2,115	2,104
		2,751
Food Processing & Packaging (2.9%)
General Mills, Inc., Convertible Subordinated Notes, 5.25% (b), 4/11/37, Callable 4/11/08@100	1,785	1,783
Health Care (3.8%)
Medtronic, Inc., Convertible Subordinated Notes
1.63%, 4/15/13	1,245	1,298
1.63%, 4/15/13(c)	990	1,032
		2,330

See notes to schedules of investments.

Security Description	Principal Amount	Value
Insurance (0.7%)
Aon Corp., Convertible Subordinated Notes, 3.50%, 11/15/12, Callable 11/19/07 @ 101	$240	$448
Internet Business Services (1.2%)
Symantec Corp., Convertible Subordinated Notes, 1.00%, 6/15/13 (c)	625	716
Internet Service Provider (1.6%)
Yahoo, Inc., Convertible Subordinated Notes, 0.00%, 4/1/08	855	1,010
Manufacturing-Miscellaneous (0.5%)
3M Co., Convertible Subordinated Notes, 2.40% (b), 11/21/32, Callable 11/21/07 @ 88.26	310	281
Mining (1.9%)
Newmont Mining Corp., 1.63%, 7/15/17 (c)	590	631
Placer Dome, Inc., Convertible Subordinated Notes, 2.75%, 10/15/23, Callable 10/20/10 @ 100.83	365	512
		1,143
Oil & Gas Exploration-Production & Services (1.2%)
Devon Energy Corp., Convertible Subordinated Notes, 4.90%, 8/15/08, Callable 8/15/07 @ 101.50	245	389
Transocean, Inc., Convertible Subordinated Notes, 1.50%, 5/15/21, Callable 6/1/07@100	230	346
		735
Oil Marketing & Refining (1.0%)
Sunoco, Inc., Convertible Subordinated Notes, 6.75%, 6/15/12, Continuously Callable @ 100	185	607
Oilfield Services & Equipment (9.0%)
Cameron International Corp., 2.50%, 6/15/26	1,365	1,768
Cooper Cameron Corp., Convertible Subordinated Notes, 1.50%, 5/15/24, Callable 5/15/09 @ 100	140	318
Halliburton Co., Convertible Subordinated Notes
3.13%, 7/15/23, Callable 7/15/08 @ 100	800	1,558
3.13%, 7/15/23, Callable 7/15/08 @ 100(c)	190	370
Schlumberger Ltd., Convertible Subordinated Notes
2.13%, 6/1/23, Callable 6/6/10 @ 100	400	948
2.13%, 6/1/23, Callable 6/6/10 @ 100(c)	265	628
		5,590
Pharmaceuticals (10.1%)
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20, Callable 7/28/07 @ 67.90	1,047	871
Bristol-Myers Squibb, Convertible Subordinated Notes, 4.86% (b), 9/15/23, Callable 9/21/08 @ 100	1,345	1,362
Teva Pharmaceutical Financial, Convertible Subordinated Notes
0.50%, 2/1/24, Callable 8/1/08 @ 100	135	157
1.75%, 2/1/26, Callable 2/1/11 @ 100	1,995	2,025
Wyeth, Convertible Subordinated Notes, 4.88% (b), 1/15/24, Callable 7/20/09 @ 100	1,750	1,858
		6,273
Pipelines (1.0%)
Noram Energy, Convertible Subordinated Notes, 6.00%, 3/15/12, Continusously Callable @ 100	647	644
Publishing (1.6%)
Gannett Co., Inc., 5.09% (b), 7/15/37	965	961
Railroads (1.0%)
CSX Corp., Convertible Subordinated Notes, 0.00%, 10/30/21, Callable 10/30/08 @ 87.84	380	639
Real Estate Investment Trusts (1.6%)
Prologis Trust, 2.25%, 4/1/37 (c)	335	316

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Vornado Realty Trust, 3.63%, 11/15/26	$670	$643
		959
Retail-Specialty Stores (3.8%)
Lowes Cos., Inc., Convertible Subordinated Notes, 0.00%, 10/19/21, Callable 10/22/07 @ 89.80	1,025	1,030
TJX Cos., Inc., Convertible Subordinated Notes, 0.00%, 2/13/21, Callable 10/22/07 @ 75.68	1,440	1,332
		2,362
Semiconductors (2.8%)
Intel Corp., Convertible Subordinated Notes, 2.95%, 12/15/35	1,795	1,743
Telecommunications-Services & Equipment (5.8%)
Amdocs Ltd., Convertible Subordinated Notes, 0.50%, 3/15/24, Callable 3/20/09 @ 100	1,385	1,385
Harris Corp., Convertible Subordinated Notes, 3.50%, 8/15/22, Callable 8/18/07 @ 100	270	655
Nextel Communications, Inc., Convertible Subordinated Notes, 5.25%, 1/15/10, Callable 4/13/07 @ 101.17	1,535	1,520
		3,560
Transportation Services (1.5%)
GATX Corp., Convertible Subordinated Notes, 5.00%, 8/15/23, Callable 8/15/08 @ 100	510	943
Utilities-Telecommunications (1.4%)
CenturyTel, Inc., Convertible Subordinated Notes, 4.75%, 8/1/32, Callable 8/5/07 @ 102.38	770	873

Total Convertible Corporate Bonds (Cost $44,244)		48,734

Convertible Preferred Stocks (20.3%)
Aerospace/Defense (1.5%)
Northrop Grumman Corp., Series B, 7.00%	6,400	918
Banks (2.1%)
Marshall & Ilsley Corp., 6.50%	30,800	736
Washington Mutual, Inc., 5.38%	11,200	574
		1,310
Chemicals (1.1%)
Celanese Corp., 4.25%	14,200	692
Energy (3.1%)
Chesapeake Energy Corp., 4.50%	12,900	1,305
Southern Union Co., 5.00%	10,300	582
		1,887
Financial Services (6.4%)
Fannie Mae, 5.38%	23	2,262
Lehman Brothers Holdings, Inc., 6.25%	18,100	471
Newell Financial Trust I, 5.25%	26,200	1,251
		3,984
Insurance (1.1%)
XL Capital Ltd., 7.00%	24,100	659
Pharmaceuticals (0.9%)
Schering-Plough Corp., 6.00%	8,300	536
Real Estate Investment Trusts (1.8%)
HRPT Properties Trust, Series D	18,900	425
Simon Property Group, Inc., 6.00%	10,000	705
		1,130

See notes to schedules of investments.

Security Description	Shares	Value
Savings & Loans (2.3%)
New York Community Capital Trust V, 6.00%	18,700	$839
Sovereign Capital Trust IV, 4.375%	13,400	588
		1,427

Total Convertible Preferred Stocks (Cost $11,828)		12,543

Total Investments (Cost $56,495) — 99.7%		61,700

Other assets in excess of liabilities — 0.3%		205

NET ASSETS — 100.0%		$61,905

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of 07/31/2007.

(c)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

LLC	Limited Liability Co.

MTN	Medium Term Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	July 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (93.7%)
Alabama (1.0%)
Sheffield, Electric Revenue, 5.00%, 7/1/20, Callable 1/1/13 @ 100, AMBAC	$680	$706
Arizona (4.3%)
Game & Fish Department & Commission Benificial Interest Certificates, Administration Building Project
4.00%, 7/1/11	270	270
4.00%, 7/1/12	540	538
4.50%, 7/1/15	200	203
Maricopa County School District No 69, Paradise Valley School Improvement, Project of 2005, Series B, GO, 4.25%, 7/1/08, FSA	1,600	1,608
Maricopa County Unified School District No 89, Dysart School Improvements, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, FSA	500	533
		3,152
California (14.2%)
Apple Valley Public Financing Authority Lease Revenue, Town Hall Annex Project, Series A, 5.00%, 9/1/27, Callable 9/1/17 @ 100, AMBAC	1,000	1,041
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, MBIA	4,575	4,917
Dry Creek JT Elementary School District, Creekview Ranch Middle School, 4.75%, 8/1/37, Callable 8/1/16 @ 100, MBIA(a)	500	498
Folsom Public Financing Authority Special Tax Revenue, Series A, 5.00%, 9/1/32, Callable 9/1/17 @ 100, AMBAC	1,000	1,042
Jefferson Union High School District, San Mateo County, Series A, 4.38%, 8/1/31, Callable 8/1/15 @ 100, FGIC	1,000	954
Poway Union School District, Public Financing Authority Revenue, 4.50%, 9/15/37, AMBAC	500	478
Rocklin Redevelopment Agency Tax Allocation, Rocklin Redevelopment Project, 4.38%, 9/1/37, Callable 9/1/15 @ 102, AMBAC	400	370
Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.00%, 8/15/34, Callable 8/15/16 @ 100	1,000	1,003
		10,303
District of Columbia (1.4%)
District of Columbia Revenue, George Washington University, Series A, 5.50%, 9/15/07, MBIA	1,000	1,002

Florida (2.7%)
Brevard County Health Care Facilities Revenue, Health First Project, 5.00%, 4/1/34, Callable 4/1/16 @ 100	2,000	1,991

Illinois (2.3%)
State Educational Facilities Authority Revenue, Robert Morris College, 5.80%, 6/1/30, Callable 12/1/07 @ 100, MBIA	1,000	1,006
Will County Community Consolidated School District No 30 Troy, Series B, 4.00%, 10/1/07, FSA	675	675
		1,681
Indiana (4.5%)
Avon Community School Building Corp. Revenue, First Mortgage, 4.75%, 1/15/32, AMBAC	1,000	1,005
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage
4.50%, 1/15/17, FSA	250	256
4.50%, 7/15/17, FSA	250	256
Health & Educational Facilities Financing Authority Hospital Revenue, Schneck Memorial Hospital Project, Series A
5.25%, 2/15/30, Callable 2/15/16 @ 100(b)	1,000	1,018
5.25%, 2/15/36, Callable 2/15/16 @ 100	750	760
		3,295
Kansas (1.7%)
State Development Finance Authority Revenue, Athletic Facilities, University of Kansas, 5.00%, 6/1/20, Callable 6/1/14 @ 100	1,175	1,214
Maine (2.1%)
Westbrook, GO

See notes to schedules of investments.

Security Description	Principal Amount	Value
5.75%, 10/1/19, Callable 10/1/10 @ 101, AMBAC	$715	$759
5.75%, 10/1/20, Callable 10/1/10 @ 101, AMBAC(b)	730	775
		1,534
Massachusetts (3.9%)
Pittsfield, GO, 5.50%, 4/15/15, Callable 4/15/12 @ 101, MBIA(b)	2,655	2,853
Michigan (5.0%)
Municipal Bond Authority Revenue, Local Government Loan Program, Series B, Group A, 5.00%, 12/1/07, AMBAC(a)	1,850	1,858
Municipal Bond Authority Revenue, Local Government, Revenue Sharing, Series G, 6.80%, 11/1/07, Callable 3/30/07 @ 100(a)	240	240
State Hospital Finance Authority Revenue, McLaren Health Care, Series C, 5.00%, 8/1/35(b)	1,500	1,499
		3,597
Minnesota (4.3%)
Bemidji Health Care Facilities First Mortgage Revenue, North County Health Services, 5.00%, 9/1/17, Callable 9/1/16 @ 100	500	516
Chaska Electric Revenue, Generating Facilities, Series A
5.25%, 10/1/20, Callable 10/1/15 @ 100	1,000	1,056
5.00%, 10/1/30, Callable 10/1/15 @ 100	500	511
State Higher Educational Facilities Authority Revenue, University of St. Thomas, Series 5-Y, 5.00%, 10/1/24	1,000	1,019
		3,102
Missouri (2.1%)
Kearney Public Improvements, GO, 5.50%, 3/1/16, AMBAC(b)	1,000	1,050
Springfield Public Utility Revenue, 4.50%, 8/1/36, Callable 8/1/16 @ 100, FGIC	250	242
St. Louis Municipal Finance Corp., Series A, Lease Revenue, 5.00%, 2/15/18, Callable 2/15/12 @ 100, FGIC	250	262
		1,554
New Jersey (1.2%)
Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center
4.00%, 7/1/08	200	200
4.00%, 7/1/10	290	290
4.00%, 7/1/11	400	398
		888
New York (2.8%)
Metropolitan Transportation Authority Revenue, Series E, 5.50%, 11/15/07, MBIA	1,000	1,005
State Dormitory Authority Revenues, Non State Supported Debt, University of Rochester, Series A
5.00%, 7/1/23, Prefunded 7/1/08 @ 101, MBIA(b)	825	843
5.00%, 7/1/23, MBIA	175	179
		2,027
North Carolina (2.5%)
East Carolina University, Series A, Revenue, 5.25%, 11/1/21, AMBAC	750	794
Wake County, GO, Series A, 5.00%, 2/1/08	1,000	1,007
		1,801
Ohio (14.5%)
American Municipal Power, Ohio, Inc., Electricity Purchase Revenue, Series A, 5.00%, 2/1/10, Guaranty Agreement Goldman Sachs Group(a)	2,000	2,045
Franklin County Development Revenue, American Chemical Society Project, 5.13%, 10/1/08	1,000	1,013
Hamilton County Sewer System Improvements, Metropolitan Sewer District, Series A, 5.75%, 12/1/25, Callable 6/1/10 @ 101, MBIA(b)	450	477
Harrison, GO
5.45%, 12/1/10, FGIC(b)	150	158
5.90%, 12/1/18, Callable 12/1/10 @ 100, FGIC	250	267
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Callable 12/1/16 @ 100, FSA	1,500	1,613

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
McDonald School District, GO, 6.00%, 12/1/22, Callable 12/1/10 @ 100, AMBAC	$1,000	$1,069
State Higher Educational Facilities Revenue, Kenyon College Project, 5.00%, 7/1/41, Callable 7/1/16 @ 100	1,000	1,020
State Higher Educational Facilities Revenue, Mount Union College Project
4.50%, 10/1/08	250	252
5.25%, 10/1/26, Callable 10/1/16 @ 100	1,000	1,050
5.00%, 10/1/31, Callable 10/1/16 @ 100	510	522
State Highway Capital Improvements, Series F, GO, 5.25%, 5/1/11	1,000	1,051
		10,537
Pennsylvania (3.9%)
Erie School District, GO, 5.80%, 9/1/29, Callable 9/1/10 @ 100, AMBAC	250	264
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,096
Mountaintop Area Joint Sanitation Authority, 5.65%, 12/15/30, Callable 12/15/10 @ 100, MBIA	250	265
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East, Series B
5.50%, 11/15/24, Callable 11/15/14 @ 100	100	109
5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,086
		2,820
South Carolina (4.5%)
Lexington County Health Services District, Inc. Hospital Revenue, 5.00%, 11/1/36, Callable 11/1/17 @ 100	2,750	2,716
University of South Carolina, Series A, 5.75%, 6/1/30, Callable 6/1/20 @ 100, FGIC	500	526
		3,242
Texas (9.6%)
Austin Independent School District, GO, 5.00%, 8/1/07, PSF-GTD	1,830	1,830
Lampasas Independent School District, GO, 4.00%, 2/15/08, PSF-GTD(a)	500	501
Lewisville Independent School District, School Building, GO, 4.00%, 8/15/07, FGIC	2,650	2,650
Muleshoe Independent School District, School Building, GO
5.00%, 2/15/31, Callable 8/15/07 @ 100, PSF-GTD	1,000	1,004
5.00%, 2/15/36, Callable 8/15/07 @ 100, PSF-GTD	1,000	1,004
		6,989
Washington (2.2%)
Island County School District, No 201 Oak Harbor, 5.55%, 12/1/10, Prerefunded 12/1/07 @ 100, FGIC	400	402
Whitman County School District No 267, Pullman, GO, 5.63%, 12/1/17, Callable 6/1/12 @ 100, FSA	1,115	1,192
		1,594
West Virginia (0.8%)
State School Building Authority Revenue, Capital Improvements, Series A, 3.75%, 7/1/09, FGIC	550	550
Wisconsin (2.2%)
Appleton Waterworks Revenue, Series A, 4.00%, 1/1/08, MBIA	1,560	1,562

Total Municipal Bonds (Cost $66,688)		67,994

Investment Companies (8.1%)
BlackRock Liquidity Funds MuniFund, 3.45% (c)	1,000	1,000
Fidelity Intstitutional Tax Exempt Fund, 3.45% (c)	4,889	4,889

Total Investment Companies (Cost $5,889)		5,889

See notes to schedules of investments.

Total Investments (Cost $72,577) — 101.8%	73,883

Liabilities in excess of other assets — (1.8)%	(1,312)

NET ASSETS — 100.0%	$72,571

(a)	Security purchased on a “when-issued” basis.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)	Rate disclosed is the 1 day yield as of 07/31/2007.

AMBAC	Insured by American Municipal Bond Insurance Corp.

FGIC	Insured by Financial Guaranty Insurance Co.

FSA	Insured by Federal Security Assurance

GO	General Obligation

MBIA	Insured by Municipal Bond Insurance Organization

PSF-GTD	Public School Fund Guaranteed

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	July 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.7%)
General Obligations (68.0%)
Business & Public Services (0.2%)
Mount Vernon Knox County Public Library District, 5.15%, 12/1/09, FGIC	$220	$227

County, City & Special District (12.6%)
Cleveland, 5.75%, 8/1/12, MBIA	875	951
Columbus
Series B
2.75%, 6/15/10	120	116
5.25%, 1/1/11	1,000	1,047
Series A
5.00%, 12/15/12	5,000	5,284
Erie County, 5.50%, 10/1/20, Callable 10/1/10 @ 100, FGIC	250	261
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	811
Summit County, Series R
5.50%, 12/1/13, FGIC	250	273
5.50%, 12/1/16, FGIC	535	596
5.50%, 12/1/17, FGIC	930	1,040
5.50%, 12/1/18, FGIC	1,095	1,229
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,393
Warren County Special Assesment, 6.55%, 12/1/14	655	718
		13,719
Education (47.9%)
Allen East Local School District, 5.38%, 12/1/25, Callable 12/1/14 @ 100, AMBAC	1,900	2,082
Anthony Wayne Local School District, 5.75%, 12/1/30, Callable 12/1/10 @ 101, FSA	2,215	2,368
Barnesville Village School District, District Credit Program, 5.75%, 12/1/22, Callable 12/1/10 @ 101	500	534
Brunswick City School District Improvements, 6.00%, 12/1/26, Callable 12/1/09 @ 101, FGIC	500	529
Chillicothe City School District
5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,224
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,331
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,714
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	911
Cleveland Municipal School District, 5.25%, 12/1/24, Callable 6/1/14 @ 100, FSA	1,295	1,377
East Holmes Local School District, 6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC	500	546
Fairfield City School District, 7.45%, 12/1/14, FGIC	1,000	1,162
Hamilton City School District Improvements, Series A
5.38%, 12/1/16, Callable 12/1/11 @ 100, FGIC	1,200	1,274
6.15%, 12/1/16, State Aid Withholding	600	695
Jackson Local School District, 5.63%, 12/1/25, Callable 12/1/10 @ 100, FSA	1,500	1,584
Lake Local School District, Wood County
4.60%, 12/1/11, MBIA	450	464
5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	1,575	1,681
Lakewood City School District, School Facilities Improvements, 4.50%, 12/1/34, Callable 12/1/17 @ 100, FGIC(a)	2,000	1,951
Lima City School District
5.00%, 12/1/08, AMBAC	400	407
6.00%, 12/1/22, Prerefunded 12/1/10 @ 102, AMBAC	1,970	2,142
6.00%, 12/1/22, Callable 12/1/10 @ 102, AMBAC	30	33
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Callable 12/1/16 @ 100, FSA	3,000	3,225
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,248
Marion Local School District, 5.75%, 12/1/22, Callable 12/1/10 @ 101, MBIA	230	246
Marysville Exempt Village School District
5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	637
6.00%, 12/1/24, Callable 12/1/10 @ 101, AMBAC	725	781

See notes to schedules of investments.

Security Description	Principal Amount	Value
Miami East Local School District, 4.50%, 12/1/29, Callable 6/1/17 @ 100, FSA	$1,000	$981
Minerva Local School District 5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA	1,425	1,490
Classroom Facilities 5.13%, 12/1/20, Prerefunded 12/1/12 @ 100, MBIA	1,275	1,353
Newcomerstown Exempt Village School Facilities, 6.25%, 12/1/23, Callable 12/1/10 @ 102, MBIA	900	981
Nordonia Hills City School District
5.38%, 12/1/20, Callable 12/1/10 @ 101, AMBAC	1,500	1,586
5.45%, 12/1/25, Callable 12/1/10 @ 101, AMBAC	1,500	1,589
Olentangy Local School District, Series A, 4.50%, 12/1/32, Callable 12/1/16 @ 100, FSA	3,735	3,651
Pickerington Local School District, School Facilities Construction & Improvement, 4.00%, 12/1/07, MBIA(b)	200	200
Sidney City School District, 4.70%, 12/1/11, FGIC	200	207
Springboro Community City School District, 5.00%, 12/1/23, Callable 6/1/14 @ 100, MBIA	2,065	2,200
Springfield City School District
4.50%, 12/1/11, FGIC	500	514
5.00%, 12/1/17, Callable 12/1/11 @ 102, FGIC	500	532
State Common Schools
Series B
4.00%, 9/15/07	1,000	1,000
Series A
4.50%, 9/15/23, Callable 3/15/15 @ 100	1,000	1,000
Worthington City School District
6.00%, 12/1/10, FGIC(b)	2,175	2,325
6.00%, 12/1/11, FGIC	2,255	2,449
		52,204
Public Facilities (Convention, Sport, Public Buildings) (0.6%)
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	667

Public Improvements (4.3%)
Akron, 5.50%, 12/1/21, Callable 12/1/10 @ 101	510	541
Monroe, 5.00%, 12/1/24, Callable 12/1/13 @ 100, FSA	1,090	1,130
Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,052
		4,723
Transportation (1.5%)
State Highway Capital Improvements, Series F, 5.25%, 5/1/10	500	520
Toledo, Street Improvements, 5.00%, 12/1/16, Callable 12/1/11 @ 100, MBIA	1,050	1,095
		1,615
Utilities (Sewers, Telephone, Electric) (0.9%)
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	310	362
Huron County, Landfill Issue II
5.40%, 12/1/07, MBIA	285	286
5.60%, 12/1/09, Callable 12/1/07 @ 102, MBIA	320	328
		976
		74,131
Revenue Bonds (29.7%)
Education (9.5%)
Cincinnati Technical College
5.00%, 10/1/10, AMBAC	500	518
5.00%, 10/1/12, AMBAC	650	685
Cleveland State University General Receipts, 5.25%, 6/1/24, Callable 6/1/14 @ 100, FGIC	1,000	1,064
Ohio State University General Receipts, Series A, 5.75%, 12/1/24, Prerefunded 12/1/09 @ 101	1,250	1,316
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.00%, 11/15/12	400	420
5.00%, 11/15/13	250	264

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
5.50%, 11/15/17, Callable 11/15/13 @ 100	$420	$451
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	359
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	629
State Higher Educational Facility Revenue, John Carroll University Project, 5.00%, 4/1/26, Callable 4/1/16 @ 100	4,480	4,646
		10,352
Hospitals, Nursing Homes & Health Care (7.1%)
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A
5.00%, 1/1/10	250	255
5.00%, 1/1/11(b)	500	513
5.00%, 1/1/14	430	444
5.00%, 1/1/15	300	310
Franklin County Hospital Revenue, The Childrens Hospital Project, Series C
5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,412
5.00%, 5/1/17, Callable 5/1/15 @ 100, FGIC	1,505	1,585
Lucas County Hospital Revenue, 5.75%, 11/15/14, MBIA	1,785	1,823
Lucas County Hospital Revenue, Promedica Healthcare Group, Series B, 5.00%, 11/15/10, AMBAC	1,290	1,337
		7,679
Housing (5.2%)
Capital Corp. for Housing Management, Kent Gardens, Series II, 6.35%, 7/1/15, Callable 3/26/07 @ 100, MBIA FHA	765	766
Housing Finance Agency, Capital Funding Revenue, Series A
4.50%, 4/1/11, FSA	695	708
5.00%, 4/1/22, Callable 4/1/17 @ 100, FSA	1,000	1,045
5.00%, 4/1/27, Callable 4/1/17 @ 100, FSA	3,000	3,100
		5,619
Public Improvements (1.3%)
State Building Authority, Administration Building Funding Projects, Series A, 5.25%, 10/1/08	800	814
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	638
		1,452
Utilities (Sewers, Telephone, Electric) (3.3%)
Akron Sewer System Revenue, 4.95%, 12/1/10, AMBAC	300	310
American Municipal Power, Ohio, Inc., Electricity Purchase Revenue, Series A, 5.00%, 2/1/10, Guaranty Agreement Goldman Sachs Group(a)	2,000	2,045
Hamilton County Sewer System Revenue, Series A, 5.00%, 12/1/14, Prerefunded 12/1/07 @ 101, FGIC	1,000	1,014
Marysville Wastewater, 4.00%, 12/1/17, XLCA	250	245
		3,614
Utilities-Water (3.3%)
Akron Waterworks Revenue, 5.63%, 12/1/20, Callable 6/1/10 @ 100, AMBAC(b)	1,250	1,305
Avon Lake Water System Revenue, Series A
5.50%, 10/1/17, Callable 10/1/10 @ 100, AMBAC	420	441
5.50%, 10/1/18, Callable 10/1/10 @ 100, AMBAC	445	467
Warren County Waterworks Revenue, Warren County Water District
5.00%, 12/1/16, Callable 12/1/12 @ 101, FSA	645	681
5.00%, 12/1/18, Callable 12/1/12 @ 101, FSA	710	743
		3,637
		32,353

Total Municipal Bonds (Cost $102,981)		106,484

See notes to schedules of investments.

Security Description	Shares	Value
Investment Companies (5.4%)
Touchstone Ohio Money Market, 3.19% (c)	$5,840	$5,840

Total Investment Companies (Cost $5,840)		5,840

Total Investments (Cost $108,821) — 103.1%		112,324

Liabilities in excess of other assets — (3.1)%		(3,336)

NET ASSETS — 100.0%		$108,988

(a)	Security purchased on a “when-issued” basis.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)	Rate disclosed is the 1 day yield as of 07/31/2007.

AMBAC	Insured by American Municipal Bond Insurance Corp.

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

FSA	Insured by Federal Security Assurance

MBIA	Insured by Municipal Bond Insurance Organization

XLCA	Insured by XL Capital Assurance

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Money Market Fund	July 31, 2007
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (101.2%)
Florida (2.2%)
Palm Beach County Revenue, Benjamin Private School Project, 3.62% (a), 7/1/25, LOC Bank of America N.A.	$7,370	$7,370
Maryland (1.0%)
Baltimore County, Economic Development Revenue, Garrison Forest School, Inc. Project, 3.70% (a), 10/1/31, LOC Suntrust Bank	3,400	3,400
Massachusetts (1.4%)
State Health and Educational Facilities Authority Revenue, Children’s Hospital, Series L-2, 3.66% (a), 10/1/42, AMBAC, SPA Bank of America N.A.	4,750	4,750
Ohio (94.1%)
Ashland Water Systems Improvement Notes, GO, 4.25%, 10/18/07	2,400	2,403
Athens County, Port Authority Housing Revenue, Housing for Ohio Income Project, 3.67% (a), 6/1/32, LOC Wachovia Bank N.A.	15,100	15,100
Blue Ash, GO, BAN, 4.00%, 11/13/07	1,000	1,001
Bowling Green, IDR, Lamson & Sessions Project, 3.71% (a), 8/1/09, LOC Harris Trust & Savings Bank, AMT	600	600
Butler County Revenue, Lakota Family YMCA, 3.64% (a), 5/1/27, LOC PNC Bank N.A.	2,100	2,100
Butler County, GO, BAN, 4.25%, 8/7/08(b)	3,463	3,480
Butler County, GO, BAN, Airport Improvement, 4.38%, 8/7/08, AMT (b)	2,070	2,081
Butler County, Health Care Facilities Revenue, Lifesphere Project, 3.64% (a), 5/1/30, LOC U.S. Bank N.A.	6,970	6,970
Butler County, Limited Tax, GO, BAN
Series C
4.50%, 9/20/07	2,750	2,753
4.50%, 9/20/07, AMT	1,000	1,001
Centerville Health Care Revenue, Bethany Lutheran Village Project, 3.67% (a), 11/1/13, LOC National City Bank	3,350	3,350
Clark County, GO, BAN, 3.83%, 11/14/07	6,640	6,644
Clermont County, Health Care Facilities Revenue, S.E.M. Haven, Inc. Project, 3.67% (a), 11/1/25, LOC Fifth Third Bank	1,405	1,405
Cleveland Heights, BAN, 4.00%, 8/9/07	1,000	1,000
Cleveland Waterworks Revenue, Series L, 3.59% (a), 1/1/33, FGIC, SPA Westdeutshe Landesbank	3,585	3,585
Cleveland-Cuyahoga County, Port Authority Revenue, CBT Project, 3.79% (a), 6/1/31, LOC Charter One Bank N.A.	1,800	1,800
Columbus City School District, BAN, School Facilities & Construction, 4.35%, 12/13/07	8,998	9,017
Columbus Regional Airport Authority Revenue, Capital Funding, OASBO Program, Series A, 3.63% (a), 3/1/34, LOC U.S. Bank N.A.	1,860	1,860
Columbus Sewer Revenue, 3.60% (a), 6/1/11, Liquidity Support Provided by City of Columbus	610	610
Columbus, GO, Series 1
3.56%(a), 6/1/16, SPA Westdeutsche Landesbank	500	500
3.56%(a), 12/1/17, SPA JP Morgan Chase Bank	290	290
Coshocton County, Health Care Facilities Revenue, Hartville Homes, Inc. Project, 3.90% (a), 9/1/20, LOC Bank One N.A.	2,175	2,175
Coshocton County, Memorial Hospital Project Revenue, 3.90% (a), 3/1/17, LOC Bank One Columbus N.A.	2,135	2,135
Cuyahoga County Hospital Revenue, University Hospital Cleveland, 3.62% (a), 1/1/16, LOC JP Morgan Chase Bank	1,900	1,900
Cuyahoga County, Continuing Care Facilities Revenue, 3.61% (a), 2/1/29, LOC LaSalle National Bank	9,800	9,800
Cuyahoga County, Health Care Facilities Revenue, Jennings Center Older Project, 3.68% (a), 11/1/23, LOC Fifth Third Bank	2,300	2,300
Cuyahoga County, IDR, Horizon Activities Centers Project, 3.74% (a), 7/1/25, LOC U.S. Bank N.A.	855	855
Cuyahoga County, IDR, Progressive Plastics Project, 4.10% (a), 11/1/13, LOC Bank One Columbus N.A., AMT	595	595
Cuyahoga County, IDR, Watt Printing Co. Project, 3.79% (a), 4/1/16, LOC National City Bank, AMT	1,350	1,350

See notes to schedules of investments.

Security Description	Principal Amount	Value
Eastlake, IDR, Astro Model Development Project, 3.95% (a), 9/1/16, LOC National City Bank, AMT	$1,120	$1,120
Elyria City School District, GO, BAN, School Improvement, 4.50%, 11/14/07	3,000	3,005
Englewood, IDR, YMCA Dayton Project, Series A, 3.90% (a), 3/1/27, LOC Bank One N.A.	3,695	3,695
Erie County, Health Care Facilities Revenue, Series B, 3.66% (a), 10/1/21, LOC Bank One N.A.	4,005	4,005
Forest Park, BAN, 4.27%, 12/27/07	1,250	1,252
Franklin County, Health Care Facilities Revenue, 3.74% (a), 11/1/19, LOC National City Bank	1,735	1,735
Franklin County, Hospital Revenue, Children’s Hospital Project, Series B, 3.74% (a), 12/1/14, SPA Bank One Columbus N.A.	6,200	6,200
Franklin County, Multifamily Revenue, Golf Pointe Apartments Project, Series A, 3.68% (a), 1/1/34, LOC Lasalle National Bank, AMT	2,785	2,785
Franklin County, Multifamily Revenue, Hanover Ridge Apartments, 3.69% (a), 12/15/30, FNMA, AMT	1,450	1,450
Geauga County, Health Care Facilities Revenue, Montefiore Housing Corp. Project, 3.74% (a), 1/1/26, LOC Fifth Third Bank	5,145	5,145
Grove City, Multifamily Revenue, Regency Arms Apartments, 3.71% (a), 6/15/30, FNMA, AMT	11,070	11,070
Hamilton County, EDR, Boys/Girls Club, Inc. Project, 3.67% (a), 12/1/28, LOC PNC Bank N.A.	2,350	2,350
Hamilton County, EDR, Samuel W. Bell Home Project, 3.65% (a), 4/1/22, LOC U.S. Bank N.A.	2,710	2,710
Hamilton County, Health Care Facilites Revenue, Sisters of Charity Senior Care, 3.67% (a), 8/1/27, LOC Fifth Third Bank	3,945	3,945
Hamilton IDR, Sensus LLC Project, 3.74% (a), 7/1/14, LOC Fifth Third Bank, AMT	3,800	3,800
Hamilton Real Estate, GO, BAN, 3.80%, 9/14/07	855	855
Hamilton, GO, BAN, 4.50%, 9/14/07	3,000	3,003
Hilliard, IDR, National Sign, 3.95% (a), 12/1/19, LOC Bank One N.A., AMT	2,045	2,045
Huron County, IDR, American Baler Project, 3.77% (a), 4/1/11, LOC Bank One Indianapolis, AMT	650	650
Lancaster Street Improvement, GO, BAN, 4.25%, 10/17/07	1,000	1,001
Leipsic, IDR, Patrick Products, Inc. Project, 3.95% (a), 6/1/11, LOC Bank One N.A., AMT	1,140	1,140
Licking County, Career & Technology Education Centers, School Facilities Construction, GO, BAN, 4.50%, 9/12/07	1,100	1,101
Lorain County, IDR, Malt Properties Ltd. Project, 3.89% (a), 4/1/34, LOC Bank One N.A., AMT	4,668	4,668
Lucas County, IDR, American Capital Properties, 3.74% (a), 10/1/18, LOC National City Bank, AMT	3,405	3,405
Mason, IDR, Crane Plastics Co., 3.71% (a), 2/1/33, LOC U.S. Bank N.A., AMT	4,000	4,000
Mentor, Street Improvement, GO, BAN, 4.50%, 9/14/07	2,500	2,503
Mercer County, Healthcare Facilities Revenue, Grand Lake Cancer Center, Series A, 3.67% (a), 4/1/23, LOC Fifth Third Bank	2,355	2,355
Montgomery County, Catholic Health Revenue, Series B, 3.63% (a), 12/1/25, SPA Bayerische Landesbank	8,000	8,000
Montgomery County, EDR, Benjamin & Marian Project, Series B, 3.69% (a), 8/1/16, LOC National City Bank	5,730	5,730
Montgomery County, IDR, Citywide Development Corp. Project, 3.95% (a), 12/1/13, LOC Bank One Dayton N.A., AMT	1,395	1,395
Montgomery County, IDR, Town Centers Ltd. Partner Project, 4.15% (a), 11/15/16, LOC National City Bank	1,630	1,630
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 3.69% (a), 4/1/38, LOC FHLB	4,125	4,125
Olmsted Falls, Fire Station Improvement, BAN, 3.90%, 10/18/07	1,330	1,331
Parma Heights, Street Improvement, BAN, 3.70%, 9/20/07	784	784
Parma Heights, Street Improvement, Series 2, BAN, 3.80%, 9/20/07	296	296
Portage County, Health Care Facilities Revenue, Coleman Professional Services, 3.90% (a), 12/1/22, LOC Bank One N.A.	3,575	3,575
Reading, IDR, General Tool Co. Project, 3.75% (a), 3/1/08, LOC Bank of Montreal & Provident Bank, AMT	595	595

See notes to schedules of investments.

Security Description	Principal Amount	Value
Ross County, Hospital Revenue, Refunding & Improvement Facilities, Adena Project, 3.62% (a), 12/1/35, CIFG SPA Landesbank Hessen	$8,200	$8,200
Solon, IDR, JTM Products, Inc. Project, 3.74% (a), 6/1/21, LOC National City Bank, AMT	2,775	2,775
State Air Quality Development Authority Revenue, AK Steel, Series A, 3.71% (a), 6/1/24, LOC ABN AMRO Bank, AMT	9,000	9,000
State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison, Series C, 3.70% (a), 6/1/23, LOC Wachovia Bank N.A.	1,300	1,300
State Environmental Improvement Revenue, Newark Group Industrial Income Project, 3.72% (a), 12/1/26, LOC JP Morgan Chase Bank	3,050	3,050
State Higher Educational Facility Commission Revenue, Malone College, 3.69% (a), 4/1/09, LOC National City Bank	6,000	6,000
State Higher Educational Facility Commission Revenue, Pooled Financing, 3.68% (a), 12/1/16, LOC Fifth Third Bank	570	570
State Higher Educational Facility Commission Revenue, Wilmington College, 3.90% (a), 10/1/11, LOC Fifth Third Bank	1,275	1,275
State Solid Waste Revenue, BP Chemical, Inc. Project, 3.73% (a), 8/1/34, AMT	700	700
State Solid Waste Revenue, BP Exploration & Oil Project
3.73%(a), 2/1/33, AMT	1,800	1,800
3.73%(a), 8/1/34, AMT	4,980	4,980
3.73%(a), 8/1/34, AMT	1,320	1,320
State Solid Waste Revenue, BP Products North America
3.73%(a), 8/1/34, AMT	11,915	11,915
Series B
3.73%(a), 8/1/34, AMT	1,130	1,130
State Water Development Authority, Environmental Improvement Revenue, Waste Management Project, Series B, 3.69% (a), 7/1/20, LOC Fleet National Bank, AMT	1,700	1,700
State Water Development Authority, Pollution Control Facilities Revenue, First Energy General Corp., Series A, 3.67%, 5/15/19, LOC Barclays Bank PLC	150	150
State Water Development Authority, Pollution Control Facilities Revenue, First Energy Nuclear, Series C, 3.63% (a), 6/1/33, LOC Wachovia Bank N.A., AMT	15,000	15,000
State Water Development Authority, Pollution Control Facilities Revenue, Ohio Edison Co. Project, Series B, 3.72% (a), 9/1/18, AMT, LOC Wachovia Bank N.A.	4,000	4,000
Summit County Revenue, Neighborhood Development Corp., 3.74%, 6/1/24, LOC National City Bank	1,000	1,000
Summit County, IDR, Atlas Steel Project, 3.79% (a), 6/1/10, LOC National City Bank, AMT	1,275	1,275
Summit County, IDR, Delco Corp. Project, 3.84%, 6/1/16, LOC National City Bank, AMT	190	190
Summit County, IDR, Fiocca, Inc. Project, 3.75% (a), 6/1/16, LOC Fifth Third Bank, AMT	1,310	1,310
Summit County, IDR, VMS Development Project, 3.74% (a), 7/1/18, LOC National City Bank, AMT	1,885	1,885
Trumbull County, IDR, 4.10% (a), 10/1/19, LOC Bank One Columbus N.A., AMT	1,930	1,930
University of Cincinnati General Receipts, Series B, 3.63% (a), 6/1/20, MBIA, SPA Bayerische Landesbank	12,435	12,435
Warren County, IDR, Lindsey Steel Processing, 3.75% (a), 8/1/07, LOC US Bank N.A., AMT	455	455
Washington County, Hospital Revenue, Marietta Area Health, 3.67%, 12/1/26, LOC Fifth Third Bank	3,430	3,430
Wayne County, Health Care Facilities Revenue, West View Manor Project, 3.66% (a), 9/1/21, LOC Fifth Third Bank	3,850	3,850
Westerville Electric System Improvement Notes, GO, 4.50%, 9/20/07	1,575	1,577
Westlake, IDR, Logan Westlake Project, 3.79% (a), 6/1/16, LOC Fifth Third Bank, AMT	1,050	1,050
Wood County, IDR, Jerl Machine Project, 3.74% (a), 9/1/16, LOC Fifth Third Bank, AMT	680	680
Woodlawn, EDR, Goodwill Industrial Project
3.65%(a), 11/1/20, LOC U.S. Bank N.A.	5,370	5,370
3.65%(a), 11/1/20, LOC U.S. Bank N.A.	3,000	3,000

See notes to schedules of investments.

Security Description	Principal Amount	Value
Woodlawn, IDR, Southland Properties LLC Project, 3.75% (a), 6/1/08, LOC Provident Bank & Bank of Montreal, AMT	$255	$255
		311,671
Texas (2.5%)
Lower Neches Valley Authority, Industrial Development Corp., Exempt Facilities Revenue, Exxon Mobil Project, Sub Series B-3, 3.65% (a), 4/1/26, AMT	3,300	3,300
Splendora Higher Education Facilities Corp. Revenue, Fellowship Christian Project, 3.62% (a), 1/1/17, LOC Bank of America N.A.	5,015	5,015
		8,315

Total Municipal Bonds (Amortized Cost $335,506)		335,506

Total Investments(c) (Amortized Cost $335,506) — 101.2%		335,506

Liabilities in excess of other assets — (1.2)%		(4,086)

NET ASSETS — 100.0%		$331,420

(a)	Variable or Floating Rate Security. Rate disclosed is as of 07/31/2007.

(b)	Security purchased on a “when-issued” basis.

(c)	Represents cost for financial reporting and federal income tax purposes.

AMBAC	Insured by American Municipal Bond Insurance Corp.

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

CIFG	County IXIS Financial Guaranty

EDR	Economic Development Revenue

FGIC	Insured by Financial Guaranty Insurance Co.

FHLB	Insured by Federal Home Loan Bank

FNMA	Insured by Federal National Mortgage Association

GO	General Obligation

IDR	Industrial Development Revenue

LLC	Limited Liability Co.

LOC	Letter of Credit

MBIA	Insured by Municipal Bond Insurance Organization

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Prime Obligations Fund	July 31, 2007
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificate of Deposit (22.0%)
Bank of Nova Scotia, 5.31%, 10/26/07	$20,000	$20,000
Barclays Bank PLC NY
5.34%, 8/8/07	25,000	25,000
5.28%(a), 1/3/08	15,750	15,748
Credit Suisse NY, 5.44%, 6/19/08	11,000	11,000
HBOS Treasury Services PLC, 5.30%, 9/4/07	15,000	15,000
Rabobank Nederlands NY, 5.29%, 8/15/07	25,000	25,000
Royal Bank of Canada NY, 5.27% (a), 4/2/08	20,000	19,996
Royal Bank of Scotland NY, 5.42% (a), 7/11/08	20,000	20,000
Societe Generale NY, 5.41% (a), 7/3/08	28,000	28,000
Wells Fargo Bank, 5.28%, 8/15/07	25,000	25,000

Total Certificate of Deposit (Amortized Cost $204,744)		204,744

Commercial Paper (43.1%)
Amstel Funding Corp., 5.25% (b), 10/22/07	40,000	39,522
Barton Capital LLC, 5.34% (b), 8/1/07	40,000	40,000
Cafco LLC, 5.27% (b), 9/6/07	27,500	27,355
Chesham Finance LLC, 5.37% (b), 8/1/07	45,000	45,000
McCormick & Co., Inc., 5.21% (b), 11/30/07	6,400	6,288
McGraw-Hill Cos., 5.21% (b), 12/6/07	20,005	19,637
Mont Blanc Capital Corp., 5.32% (b), 8/3/07	40,000	39,988
Nationwide Building, 5.26% (b), 10/22/07	13,400	13,240
Old Line Funding LLC, 5.28% (b), 8/3/07	15,000	14,996
Salvation Army, 5.35%, 8/1/07	25,680	25,680
Societe Generale North America, 5.34% (b), 8/1/07	15,000	15,000
Tango Finance Corp., 5.28% (b), 8/8/07	15,200	15,184
Total Capital, 5.35% (b), 8/1/07	40,000	40,000
Windmill Funding Corp.
5.27%(b), 8/8/07	34,000	33,965
5.27%(b), 8/16/07	10,000	9,978
Wm. Wrigley Jr. Co., 5.16% (b), 8/17/07	15,500	15,464

Total Commercial Paper (Amortized Cost $401,297)		401,297

Corporate Bonds (25.2%)
Anchor Holdings II LLC, 5.41% (a), 4/15/26	9,500	9,500
Atlas Metal Investment Corp., Series 2000, 5.38% (a), 10/1/20	2,120	2,120
Cannon County Hospital LLC, 5.37% (a), 6/1/26, LOC Fifth Third Bank	2,500	2,500
Caterpillar Financial Services Corp., Series F
3.80%, 2/8/08, MTN	14,000	13,882
3.70%, 8/15/08, MTN	23,000	22,605
Cheyne Finance LLC, 5.28% (a), 11/5/07, MTN (c)	16,000	15,999
CIT Group, Inc., 5.59% (a), 9/20/07, MTN	6,140	6,142
Clinic Investment LP, Series 2000, 5.38% (a), 6/1/15	10,260	10,260
Comerica Bank, 5.29% (a), 11/13/07	20,000	19,999
Duncan Oil Co., 5.38% (a), 4/1/16, LOC National City Bank	3,437	3,437
Florence Center Association, 5.45% (a), 12/1/11, LOC Firstar Bank N.A.	750	750
Four Flags Properties, Inc., 5.37% (a), 10/1/28	4,525	4,525
Glacier 600 LLC, 5.38% (a), 11/1/16, LOC US Bank N.A.	4,680	4,680
Grasshopper Investments, 5.41% (a), 9/1/24, LOC US Bank N.A. (c)	5,235	5,235
Illinois Great River, 5.39% (a), 4/1/34, LOC JP Morgan Chase Bank N.A.	2,420	2,420
J&K Investments of Ohio, 5.41% (a), 10/1/25, LOC Fifth Third Bank	2,095	2,095
KDM Signs, Inc., Series 2006, 5.37% (a), 12/1/46, LOC Fifth Third Bank	6,145	6,145
Laurel Grocery Co. LLC, 5.41% (a), 12/1/14	1,835	1,835
Maruga, Series 1999a, 5.51% (a), 2/1/20, LOC Fifth Third Bank	3,825	3,825
Metal Forming & Coining, 5.38% (a), 7/1/18, LOC National City Bank	5,315	5,315
Mississippi Business Finance Corp., 5.38%, 8/27/07, LOC B.P. Amoco (c)	8,100	8,100
Morgan Stanley, 5.37% (a), 4/10/08	44,000	44,000
Neltner Properties LLC, 5.41% (a), 12/1/19, LOC Firstar Bank N.A.	3,230	3,230
Richfield Technology Associates LLC, 5.41% (a), 4/1/20, LOC Firstar Bank N.A.	3,455	3,455
Rise, Inc., 5.50% (a), 11/1/22, LOC Wells Fargo Bank N.A.	3,695	3,695
Stevenson Photo Color Co., 5.41% (a), 8/1/19	4,320	4,320

See notes to schedules of investments.

Security Description	Principal Amount	Value
Summit Country Day School, Series 2003, 5.38% (a), 11/1/09	$5,385	$5,385
Surgery Center Financial Corp., 5.38% (a), 4/1/20, LOC National City Bank	4,145	4,145
The C.J. Krehbiel Co., 5.38% (a), 10/1/10, LOC National City Bank	3,640	3,640
Vista Funding Corp., 5.55% (a), 8/1/17, LOC Fifth Third Bank	1,516	1,516
Wisconsin House, 5.32% (a), 5/1/35, LOC M & I Marshall Ilsley Bank	2,405	2,405
Wise Plastics Technologies, Inc., Series 2006, 5.39% (a), 6/1/36	7,600	7,600

Total Corporate Bonds (Amortized Cost $234,760)		234,760

Repurchase Agreements (7.8%)
ABN Amro Bank NV, 5.29%, 8/1/07 (Date of Agreement 7/31/07, Proceeds at maturity $25,004, collateralized by $25,001 U.S. Government securities, 0.00%-5.75%, 8/7/09-7/7/28, market value $25,501)	25,000	25,000
Bear Stearns & Co., 5.31%, 8/1/07 (Date of Agreement 7/31/07, Proceeds at maturity $20,003, collateralized by $20,401 U.S. Government securities, 5.00%-6.50%, 5/1/21-8/1/37, market value $20,310)	20,000	20,000
UBS Warburg , 5.29%, 8/1/07 (Date of Agreement 7/31/07, Proceeds at maturity $27,404, collateralized by $27,949 U.S. Government securities, 5.50%, 12/1/33, market value $27,821)	27,400	27,400

Total Repurchase Agreements (Amortized Cost $72,400)		72,400

Taxable Municipal Bonds (1.6%)
Florida (0.2%)
Osceola County Housing Finance Authority, Revenue, 5.42% (a), 9/15/35, LOC JP Morgan Chase Bank	2,170	2,170
Kentucky (0.4%)
Walton Industrial Building Revenue, Clarion Manufacturing Corp. of America Project, 5.41% (a), 8/1/17, LOC Fifth Third Bank	3,400	3,400
Missouri (0.4%)
State Development Finance Board, Infastructure Facilities Revenue, St. Louis Center, Series B, 5.38% (a), 12/1/20, LOC Firstar Bank	3,910	3,910
Tennessee (0.6%)
Franklin Industrial Development Board, Tax Increment Revenue, 5.37% (a), 4/1/30, LOC Fifth Third Bank	5,000	5,000

Total Taxable Municipal Bonds (Amortized Cost $14,480)		14,480

Total Investments(d) (Amortized Cost $927,681) — 99.7%		927,681

Other assets in excess of liabilities — 0.3%		2,374

NET ASSETS — 100.0%		$930,055

(a)	Variable or Floating Rate Security. Rate disclosed is as of 07/31/2007.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Represents cost for financial reporting and federal income tax purposes.

LLC	Limited Liability Co.

LOC	Letter of Credit

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	July 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (9.2%)
Prudential Funding LLC, 5.34% (a), 8/1/07	$14,016	$14,014
Societe Generale North America, 5.34% (a), 8/1/07	13,000	13,000

Total Commercial Paper (Amortized Cost $27,016)		27,014

Common Stocks (89.4%)
Apparel & Footwear (0.8%)
Kellwood Co. (b)	87,000	2,231
Automotive (1.7%)
Group 1 Automotive, Inc. (b)	131,000	4,915
Automotive Parts (1.6%)
Aftermarket Technology Corp. (c)	64,000	1,942
Commercial Vehicle Group, Inc. (b)(c)	192,000	2,784
		4,726
Banks (1.4%)
Boston Private Financial Holdings, Inc. (b)	76,000	1,937
Wintrust Financial Corp.	53,000	2,089
		4,026
Brokerage Services (0.6%)
Woodward Governor Co.	31,600	1,825
Building Materials (3.8%)
ABM Industries, Inc.	85,300	2,146
Simpson Manufacturing Co., Inc. (b)	110,000	3,721
Texas Industries, Inc. (b)	20,000	1,576
Universal Forest Products, Inc. (b)	97,000	3,838
		11,281
Building-Residential & Commercial (0.7%)
Skyline Corp.	70,500	1,971
Chemicals (1.4%)
Olin Corp. (b)	192,000	4,007
Coal (1.6%)
Foundation Coal Holdings, Inc. (b)	90,500	3,154
Massey Energy Co. (b)	74,700	1,595
		4,749
Commercial Services (0.3%)
Steiner Leisure Ltd. (c)	23,000	963
Computers & Peripherals (2.7%)
Imation Corp. (b)	101,200	3,166
Manhattan Associates, Inc. (b)(c)	71,000	1,979
Silicon Storage Technology, Inc. (c)	504,000	1,824
Xyratex Ltd. (c)	44,000	978
		7,947
Consulting Services (0.6%)
Watson Wyatt Worldwide, Inc., Class A	38,500	1,715
Consumer Products (0.5%)
CSS Industries, Inc. (b)	44,000	1,581
Distribution/Wholesale (0.3%)
United Stationers, Inc. (b)(c)	15,800	1,007
Electrical Components & Equipment (1.1%)
Gentex Corp. (b)	163,000	3,218
Electronics (3.3%)
Hubbell, Inc., Class B	87,000	5,015
Orbotech Ltd. (c)	174,000	3,750

See notes to schedules of investments.

Security Description	Shares	Value
TTM Technologies, Inc. (c)	79,000	$1,030
		9,795
Energy-Alternative Sources (0.8%)
Aventine Renewable Energy Holdings, Inc. (b)(c)	139,000	2,243
Engineering (0.5%)
Michael Baker Corp. (c)	40,000	1,442

Financial Services (0.7%)
Piper Jaffray Cos., Inc. (b)(c)	43,000	2,061
Food Processing & Packaging (0.4%)
J & J Snack Foods Corp.	33,977	1,171
Health Care (0.7%)
Magellan Health Services, Inc. (c)	50,000	2,091
Heavy Machinery (0.7%)
NACCO Industries, Inc., Class A (b)	15,500	2,039
Instruments-Controls (0.7%)
Excel Technology, Inc. (c)	85,000	2,126
Insurance (6.7%)
Alfa Corp. (b)	122,400	2,168
Assured Guaranty Ltd. (b)	125,500	3,055
Delphi Financial Group, Inc. (b)	55,537	2,231
Infinity Property & Casualty Corp. (b)	35,000	1,541
Max Re Capital Ltd. (b)	133,000	3,472
National Western Life Insurance Co., Class A (b)	22,150	5,221
Stewart Information Services Corp. (b)	58,000	2,116
		19,804
Internet (2.4%)
EarthLink, Inc. (c)	603,000	4,191
Websense, Inc. (b)(c)	148,000	2,954
		7,145
Machine-Diversified (0.6%)
Kennametal, Inc.	23,000	1,763
Machinery-Construction & Mining (1.2%)
Astec Industries, Inc. (b)(c)	66,000	3,443
Manufacturing-Diversified (2.0%)
A.O. Smith Corp.	51,000	2,476
Federal Signal Corp.	249,000	3,349
		5,825
Manufacturing-Miscellaneous (4.1%)
AptarGroup, Inc. (b)	112,000	4,077
Lancaster Colony Corp.	94,000	3,640
Matthews International Corp. (b)	52,900	2,024
Portec Rail Products, Inc.	176,000	2,233
		11,974
Media (0.5%)
Journal Communications, Inc., Class A (b)	139,000	1,472
Medical Equipment & Supplies (0.6%)
Orthofix International N.V. (c)	41,000	1,765
Metal Fabrication (3.1%)
CIRCOR International, Inc.	68,265	2,723
Mueller Industries, Inc. (b)	80,000	2,950
Quanex Corp. (b)	58,175	2,621
Valmont Industries, Inc. (b)	13,000	983
		9,277
Mining (0.9%)
Meridian Gold, Inc. (c)	93,000	2,625

See notes to schedules of investments.

Security Description	Shares	Value
Oil & Gas Exploration-Production & Services (10.5%)
Bronco Drilling Co., Inc. (b)(c)	164,000	$2,378
Callon Petroleum Co. (b)(c)	210,000	2,942
Cimarex Energy Co. (b)	156,000	5,905
Comstock Resources, Inc. (b)(c)	140,500	3,774
Grey Wolf, Inc. (c)	423,000	3,134
Rosetta Resources, Inc. (b)(c)	177,000	3,188
St. Mary Land & Exploration Co. (b)	116,436	3,876
Swift Energy Co. (c)	86,000	3,676
Whiting Petroleum Corp. (c)	48,000	1,971
		30,844
Oil Marketing & Refining (0.7%)
Holly Corp. (b)	29,000	1,954
Pharmaceuticals (2.0%)
Axcan Pharma, Inc. (c)	119,000	2,179
Medicis Pharmaceutical Corp., Class A (b)	69,000	1,968
Perrigo Co. (b)	95,000	1,772
		5,919
Real Estate Investment Trusts (5.2%)
Annaly Capital Management, Inc. (b)	289,000	4,176
Anworth Mortgage Asset Corp. (b)	213,000	1,683
Deerfield Triarc Capital Corp. (b)	200,500	2,199
LaSalle Hotel Properties (b)	64,000	2,562
LTC Properties, Inc. (b)	77,000	1,545
MFA Mortgage Investments, Inc.	280,000	1,966
PS Business Parks, Inc.	22,801	1,165
		15,296
Recreational Vehicles (2.2%)
Monaco Coach Corp. (b)	171,000	2,386
Winnebago Industries, Inc. (b)	148,000	3,993
		6,379
Restaurants (0.8%)
IHOP Corp. (b)	37,000	2,414
Retail-Apparel/Shoe (0.7%)
The Buckle, Inc. (b)	56,750	1,983
Retail-Specialty Stores (2.3%)
Cato Corp., Class A	196,000	4,053
The Children’s Place Retail Stores, Inc. (b)(c)	81,000	2,763
		6,816
Semiconductors (5.9%)
Emulex Corp. (b)(c)	119,000	2,356
Fairchild Semiconductor International, Inc. (c)	197,000	3,595
Mattson Technology, Inc. (b)(c)	574,000	5,717
MKS Instruments, Inc. (b)(c)	101,500	2,304
OmniVision Technologies, Inc. (b)(c)	204,000	3,503
		17,475
Software & Computer Services (2.9%)
Borland Software Corp. (c)	418,000	2,220
CIBER, Inc. (c)	351,000	2,664
SRA International, Inc., Class A (b)(c)	155,000	3,692
		8,576
Staffing (0.7%)
Heidrick & Struggles International, Inc. (b)(c)	41,000	2,203
Telecommunications-Services & Equipment (0.6%)
CommScope, Inc. (c)	32,000	1,742
Transportation Services (2.1%)
Arkansas Best Corp. (b)	60,000	2,162

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Genesee & Wyoming, Inc., Class A (b)(c)	152,000	$3,899
		6,061
Utilities-Electric (2.3%)
ALLETE, Inc. (b)	67,000	2,937
Black Hills Corp. (b)	45,000	1,679
Otter Tail Corp. (b)	72,000	2,121
		6,737
Utilities-Natural Gas (0.7%)
Energen Corp. (b)	40,100	2,122
Wire & Cable Products (0.8%)
General Cable Corp. (b)(c)	28,000	2,226

Total Common Stocks (Cost $245,493)		262,970

Investment Companies (1.6%)
iShares Russell 2000 Value Index Fund (b)	31,000	2,324
iShares S&P SmallCap 600 Index Fund (b)	35,000	2,359

Total Investment Companies (Cost $4,900)		4,683

Short-Term Securities Held as Collateral for Securities Lending (37.0%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$108,822	108,822

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $108,822)		108,822

Total Investments (Cost $386,231) — 137.2%		403,489

Liabilities in excess of other assets — (37.2)%		(109,309)

NET ASSETS — 100.0%		$294,180

(a)	Rate represents the effective yield at purchase.

(b)	A portion or all of the security was held on loan.

(c)	Non-income producing security.

LLC	Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	July 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (5.2%)
Prudential Funding LLC, 5.34% (a), 8/1/07	$47,741	$47,735

Total Commercial Paper (Amortized Cost $47,742)		47,735

Common Stocks (93.8%)
Aerospace/Defense (1.5%)
Hexcel Corp. (b)(c)	623,150	13,547
Banks (2.6%)
City National Corp. (b)	152,600	10,803
Colonial BancGroup, Inc.	578,500	12,617
		23,420
Beverages (0.7%)
Brown-Forman Corp., Class B	101,100	6,717
Building - Residential & Commercial (1.5%)
Granite Construction, Inc.	209,677	13,627
Building Materials (0.9%)
Eagle Materials, Inc.	192,200	8,405
Casinos & Gaming (1.7%)
Melco PBL Entertainment (Macau) Ltd., ADR (b)(c)	565,600	7,500
Station Casinos, Inc.	94,200	8,151
		15,651
Chemicals (1.0%)
Zoltek Cos., Inc. (b)(c)	185,995	8,723
Coal (0.7%)
Peabody Energy Corp.	161,300	6,817
Computers & Peripherals (2.1%)
Network Appliance, Inc. (c)	201,000	5,697
Western Digital Corp. (c)	637,250	13,605
		19,302
Consulting Services (1.1%)
Watson Wyatt Worldwide, Inc., Class A (b)	231,846	10,329
Distribution/Wholesale (1.6%)
WESCO International, Inc. (c)	276,100	14,785
Energy-Alternative Sources (2.1%)
SunPower Corp., Class A (b)(c)	102,200	7,208
Suntech Power Holdings Co., Ltd., ADR (b)(c)	294,900	11,893
		19,101
Engineering & Construction (1.0%)
Foster Wheeler Ltd. (c)	84,400	9,486
Financial Services (3.7%)
Affiliated Managers Group, Inc. (b)(c)	133,250	15,058
Ambac Financial Group, Inc.	113,600	7,628
Ameriprise Financial, Inc.	185,500	11,180
		33,866
Food Processing & Packaging (2.3%)
Dean Foods Co.	343,700	9,888
H.J. Heinz Co.	105,860	4,633
McCormick & Co., Inc. (b)	198,300	6,774
		21,295
Health Care (1.4%)
Humana, Inc. (c)	198,970	12,752

See notes to schedules of investments.

Security Description	Shares	Value
Heavy Machinery (2.1%)
NACCO Industries, Inc., Class A (b)	54,163	$7,124
Terex Corp. (b)(c)	137,200	11,833
		18,957
Hotels & Motels (3.5%)
Hilton Hotels Corp. (b)	712,300	31,491
Insurance (7.0%)
Aon Corp. (b)	167,375	6,702
Arch Capital Group Ltd. (c)	165,000	11,494
Assurant, Inc. (b)	167,600	8,501
Nationwide Financial Services, Inc.	316,704	18,023
Principal Financial Group (b)	343,200	19,353
		64,073
Iron/Steel (1.9%)
Commercial Metals Co.	562,210	17,339
Manufacturing-Miscellaneous (3.9%)
Harsco Corp.	288,100	15,171
Trinity Industries, Inc. (b)	537,400	20,545
		35,716
Medical-Information Systems (1.4%)
Cerner Corp. (b)(c)	248,400	13,133
Mining (3.5%)
Agnico-Eagle Mines Ltd. (b)	320,800	13,647
Teck Cominco Ltd., Class B (b)	419,168	18,611
		32,258
Oil & Gas Exploration-Production & Services (5.7%)
Chesapeake Energy Corp. (b)	544,300	18,528
Nexen, Inc. (b)	516,275	16,067
Noble Corp. (b)	170,450	17,464
		52,059
Oil Companies-Integrated (0.6%)
Hess Corp.	87,000	5,324
Oilfield Services & Equipment (1.6%)
Complete Production Services, Inc. (b)(c)	403,323	9,353
Global Industries Ltd. (c)	212,900	5,514
		14,867
Pharmaceuticals (4.2%)
AmerisourceBergen Corp.	335,100	15,787
Pharmaceutical Product Development, Inc.	333,500	11,172
Watson Pharmaceuticals, Inc. (b)(c)	359,200	10,927
		37,886
Pipelines (1.5%)
National Fuel Gas Co. (b)	306,600	13,291
Real Estate Investment Trusts (2.3%)
Health Care Property Investors, Inc. (b)	217,650	5,929
Senior Housing Properties Trust (b)	183,490	3,170
SL Green Realty Corp. (b)	97,100	11,790
		20,889
Restaurants (1.5%)
Chipotle Mexican Grill, Inc., Class B (c)	172,519	14,014
Retail-Catalog Shopping (1.6%)
Coldwater Creek, Inc. (b)(c)	281,300	5,539
MSC Industrial Direct Co., Inc., Class A	174,582	8,779
		14,318

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Retail-Department Stores (2.0%)
Nordstrom, Inc. (b)	375,400	$17,861
Retail-Discount (1.3%)
TJX Cos., Inc. (b)	433,500	12,030
Semiconductors (4.3%)
Cypress Semiconductor Corp. (b)(c)	566,831	14,205
Emulex Corp. (b)(c)	270,950	5,365
Fairchild Semiconductor International, Inc. (c)	656,900	11,988
Intersil Corp., Class A	264,600	7,740
		39,298
Software (1.1%)
Quest Software, Inc. (b)(c)	670,500	9,923
Steel (1.6%)
Cleveland-Cliffs, Inc. (b)	216,500	14,997
Telecommunications-Services & Equipment (3.1%)
CommScope, Inc. (b)(c)	249,500	13,580
Harris Corp. (b)	274,550	15,067
Windstream Corp.	3,548	49
		28,696
Transportation Services (2.7%)
American Commercial Lines, Inc. (b)(c)	537,000	11,894
GATX Corp. (b)	283,700	12,869
		24,763
Utilities-Electric (3.8%)
MDU Resources Group, Inc.	672,500	18,332
Wisconsin Energy Corp.	373,700	16,043
		34,375
Utilities-Natural Gas (2.8%)
Energen Corp.	274,300	14,513
Southern Union Co.	360,600	11,136
		25,649
Utilities-Water (1.5%)
Aqua America, Inc. (b)	626,300	13,703
Wire & Cable Products (1.4%)
General Cable Corp. (b)(c)	158,484	12,599

Total Common Stocks (Cost $780,138)		857,332

Investment Companies (1.5%)
iShares Russell Midcap Index Fund (b)	130,950	13,731

Total Investment Companies (Cost $14,382)		13,731

Short-Term Securities Held as Collateral for Securities Lending (38.0%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$346,702	346,702

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $346,702)		346,702

Total Investments (Cost $1,188,964) — 138.5%		1,265,500

Liabilities in excess of other assets — (38.5)%		(351,951)

NET ASSETS — 100.0%		$913,549

(a)	Rate represents the effective yield at purchase.

(b)	A portion or all of the security was held on loan.

See notes to schedules of investments.

(c)	Non-income producing security.

ADR	American Depositary Receipt

LLC	Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Stock Index Fund	July 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (5.5%)
Prudential Funding LLC, 5.34% (a), 8/1/07	$3,775	$3,775

Total Commercial Paper (Amortized Cost $3,775)		3,775

Common Stocks (93.2%)
Advertising (0.2%)
Interpublic Group of Cos., Inc. (b)	2,292	24
Omnicom Group, Inc.	1,616	84
		108
Aerospace/Defense (2.4%)
B.F. Goodrich Co.	612	39
Boeing Co.	3,848	398
General Dynamics Corp.	1,979	155
Honeywell International, Inc.	3,811	219
Lockheed Martin Corp.	1,735	171
Northrop Grumman Corp.	1,687	128
Raytheon Co., Class B	2,169	120
Rockwell Collins, Inc.	818	56
United Technologies Corp.	4,860	355
		1,641
Agricultural Operations (0.2%)
Archer-Daniels-Midland Co.	3,190	107
Airlines (0.1%)
Southwest Airlines Co.	3,816	60
Aluminum (0.2%)
Alcoa, Inc.	4,250	162
Apparel & Footwear (0.4%)
Coach, Inc. (b)	1,814	82
Jones Apparel Group, Inc.	532	13
Liz Claiborne, Inc.	511	18
Nike, Inc., Class B	1,853	105
Polo Ralph Lauren Corp.	299	27
VF Corp.	435	37
		282
Audio & Video Products (0.1%)
Harman International Industries, Inc.	318	37
Automotive (0.4%)
AutoNation, Inc. (b)	738	15
Ford Motor Co. (b)	9,189	78
General Motors Corp.	2,765	90
PACCAR, Inc.	1,214	99
		282
Automotive Parts (0.2%)
Eaton Corp.	826	80
Genuine Parts Co.	833	40
		120
Banks (6.5%)
Bank of America Corp.	21,690	1,029
Bank of New York Mellon Corp.	5,520	235
BB & T Corp.	2,652	99
Comerica, Inc.	762	40
Commerce Bancorp, Inc.	935	31
Compass Bancshares, Inc.	644	45
Fifth Third Bancorp	2,689	99
First Horizon National Corp.	615	19
Huntington Bancshares, Inc.	1,153	22

See notes to schedules of investments.

Security Description	Shares	Value
J.P. Morgan Chase & Co.	16,696	$735
KeyCorp (c)	1,917	66
M&T Bank Corp.	370	39
Marshall & Ilsley Corp.	1,266	52
National City Corp.	2,814	83
Northern Trust Corp.	922	58
PNC Financial Services Group, Inc.	1,686	112
Regions Financial Corp.	3,444	104
State Street Corp.	1,644	110
SunTrust Banks, Inc.	1,743	136
Synovus Financial Corp.	1,598	45
U.S. Bancorp	8,498	255
Wachovia Corp.	9,352	442
Wells Fargo Co.	16,323	551
Zions Bancorporation	538	40
		4,447
Beverages (2.0%)
Anheuser-Busch Cos., Inc.	3,714	181
Brown-Forman Corp., Class B	385	26
Coca Cola Enterprises, Inc.	1,363	31
Coca-Cola Co.	9,822	512
Constellation Brands, Inc., Class A (b)	944	21
Molson Coors Brewing Co.	231	21
Pepsi Bottling Group, Inc.	643	21
PepsiCo, Inc.	7,961	522
		1,335
Biotechnology (1.0%)
Amgen, Inc. (b)	5,668	305
Biogen Idec, Inc. (b)	1,672	94
Genzyme Corp. (b)	1,285	81
Gilead Sciences, Inc. (b)	4,564	170
		650
Brokerage Services (1.1%)
Applied Biosystems Group	897	28
Charles Schwab Corp.	4,945	99
Lehman Brothers Holdings, Inc.	2,603	161
Merrill Lynch & Co., Inc.	4,256	316
Thermo Fisher Scientific, Inc. (b)	2,062	108
Waters Corp. (b)	493	29
		741
Building Materials (0.2%)
American Standard Cos., Inc.	859	46
Masco Corp.	1,846	50
Vulcan Materials Co.	466	45
		141
Building-Residential & Commercial (0.1%)
Centex Corp.	584	22
D.R. Horton, Inc.	1,336	22
KB Home	375	12
		56
Casino Services (0.2%)
Harrah’s Entertainment, Inc.	912	77
International Game Technology	1,625	58
		135
Chemicals (1.4%)
Air Products & Chemicals, Inc.	1,059	92
Ashland, Inc.	273	17
Dow Chemical Co.	4,659	203
E.I. du Pont de Nemours and Co.	4,514	211
Eastman Chemical Co.	411	28

See notes to schedules of investments.

Security Description	Shares	Value
Hercules, Inc. (b)	570	$12
Monsanto Co.	2,656	171
PPG Industries, Inc.	802	61
Praxair, Inc.	1,558	119
Rohm & Haas Co.	696	39
Sigma-Aldrich Corp.	642	29
		982
Coal (0.1%)
Consol Energy, Inc.	890	37
Peabody Energy Corp.	1,295	55
		92
Commercial Services (0.4%)
Cintas Corp.	659	24
Convergys Corp. (b)	669	13
Ecolab, Inc.	857	36
Fidelity National Information Services, Inc.	800	40
Moody’s Corp.	1,124	60
Paychex, Inc.	1,661	69
		242
Computers & Peripherals (5.4%)
Apple Computer, Inc. (b)	4,227	557
Cisco Systems, Inc. (b)	29,673	858
Computer Sciences Corp. (b)	847	47
Dell, Inc. (b)	11,103	311
Electronic Data Systems Corp.	2,487	67
EMC Corp. (b)	10,256	190
Hewlett-Packard Co.	12,800	589
International Business Machines Corp.	6,677	739
Lexmark International Group, Inc. (b)	462	18
NCR Corp. (b)	879	46
Network Appliance, Inc. (b)	1,814	51
SanDisk Corp. (b)	1,115	60
Sun Microsystems, Inc. (b)	17,450	89
Unisys Corp. (b)	1,700	14
		3,636
Consumer Products (0.4%)
Clorox Co.	742	45
Colgate-Palmolive Co.	2,500	165
Fortune Brands, Inc.	747	61
Newell Rubbermaid, Inc.	1,363	36
		307
Containers & Packaging (0.1%)
Ball Corp.	499	26
Bemis, Inc.	511	15
Pactiv Corp. (b)	637	20
Sealed Air Corp.	790	21
		82
Cosmetics & Toiletries (1.8%)
Avon Products, Inc.	2,145	77
Estee Lauder Cos., Class A	577	26
International Flavor & Fragance, Inc.	380	19
Kimberly-Clark Corp.	2,229	150
Procter & Gamble Co.	15,390	952
		1,224
Cruise Lines (0.1%)
Carnival Corp.	2,162	96
Distribution/Wholesale (0.2%)
Costco Wholesale Corp.	2,183	131

See notes to schedules of investments.

Security Description	Shares	Value
E-Commerce & Services (0.3%)
Amazon.com, Inc. (b)	1,520	$119
IAC/InterActiveCorp (b)	1,068	31
Monster Worldwide, Inc. (b)	638	25
		175
Electrical Equipment (0.3%)
Emerson Electric Co.	3,887	183
W.W. Grainger, Inc.	347	30
		213
Electronics (3.4%)
General Electric Co.	50,284	1,949
Johnson Controls, Inc.	964	109
L-3 Communications Holdings, Inc.	611	59
Millipore Corp. (b)	264	21
Molex, Inc.	694	20
PerkinElmer, Inc.	585	16
Solectron Corp. (b)	4,419	17
Tektronix, Inc.	399	13
Tyco Electronics Ltd. (b)	2,422	87
		2,291
Engineering (0.1%)
Fluor Corp.	431	50
Entertainment (0.5%)
The Walt Disney Co.	9,685	320
Environmental Control (0.2%)
Allied Waste Industries, Inc. (b)	1,248	16
Waste Management, Inc.	2,529	96
		112
Financial & Insurance (0.1%)
MBIA, Inc.	639	36
Financial Services (5.6%)
Ambac Financial Group, Inc.	498	33
American Express Co.	5,809	340
Ameriprise Financial, Inc.	1,150	69
Bear Stearns Cos., Inc.	582	70
Capital One Financial Corp.	2,020	143
CIT Group, Inc.	937	38
Citigroup, Inc.	24,176	1,126
CME Group, Inc.	262	145
Countrywide Credit Industries, Inc.	2,900	82
Discover Financial Services (b)	2,575	59
E*TRADE Financial Corp. (b)	2,086	39
Equifax, Inc.	711	29
Fannie Mae	4,756	285
Federated Investors, Inc., Class B	433	16
Freddie Mac	3,233	185
Goldman Sachs Group, Inc.	1,996	376
H&R Block, Inc.	1,578	31
Janus Capital Group, Inc.	906	27
Legg Mason, Inc.	643	58
Marsh & McLennan Cos., Inc.	2,715	75
Morgan Stanley	5,151	329
SLM Corp.	2,011	99
T. Rowe Price Group, Inc.	1,298	68
Western Union Co.	3,776	75
		3,797
Food Distributors, Supermarkets & Wholesalers (0.4%)
Kroger Co.	3,460	90
Safeway, Inc.	2,158	69
SUPERVALU, Inc.	1,016	42

See notes to schedules of investments.

Security Description	Shares	Value
Sysco Corp.	3,020	$96
		297
Food Processing & Packaging (1.2%)
Campbell Soup Co.	1,060	39
ConAgra, Inc.	2,434	62
Dean Foods Co.	635	18
General Mills, Inc.	1,693	94
H.J. Heinz Co.	1,588	69
Hershey Foods Corp.	838	39
Kellogg Co.	1,224	63
Kraft Foods, Inc., Class A	7,840	257
McCormick & Co., Inc.	636	22
Sara Lee Corp.	3,590	57
Tyson Foods, Inc., Class A	1,236	26
Wm. Wrigley Jr. Co.	1,054	61
		807
Forest Products & Paper (0.3%)
International Paper Co.	2,129	79
MeadWestvaco Corp.	901	29
Temple-Inland, Inc.	517	30
Weyerhaeuser Co.	1,055	75
		213
Health Care (1.0%)
Coventry Health Care, Inc. (b)	764	43
Humana, Inc. (b)	821	53
Manor Care, Inc.	358	23
McKesson Corp.	1,444	83
Medtronic, Inc.	5,628	285
WellPoint, Inc. (b)	2,999	225
		712
Heavy Machinery (0.6%)
Caterpillar, Inc.	3,130	247
Deere & Co.	1,100	132
Terex Corp. (b)	504	44
		423
Home Builders (0.1%)
Lennar Corp., Class A	681	21
Pulte Homes, Inc.	1,038	20
		41
Hospitals (0.0%)
Tenet Healthcare Corp. (b)	2,312	12
Hotels & Motels (0.3%)
Hilton Hotels Corp.	1,905	84
Marriott International, Inc., Class A	1,605	67
Starwood Hotels & Resorts Worldwide, Inc.	1,051	66
		217
Household Goods-Appliances, Furnishings & Electronics (0.1%)
Leggett & Platt, Inc.	866	18
Whirlpool Corp.	386	39
		57
Insurance (4.3%)
ACE Ltd.	1,591	92
Aetna, Inc.	2,524	121
Aflac, Inc.	2,391	125
Allstate Corp.	2,969	158
American International Group, Inc.	12,679	814
Aon Corp.	1,435	57
Assurant, Inc.	485	25

See notes to schedules of investments.

Security Description	Shares	Value
Chubb Corp.	1,962	$99
CIGNA Corp.	1,407	73
Cincinnati Financial Corp.	839	33
Genworth Financial, Inc., Class A	2,045	62
Hartford Financial Services Group, Inc.	1,548	142
Lincoln National Corp.	1,323	80
Loews Corp.	2,179	103
MetLife, Inc.	3,625	218
MGIC Investment Corp.	406	16
Principal Financial Group	1,309	74
Progressive Corp.	3,598	75
Prudential Financial, Inc.	2,285	202
Safeco Corp.	519	30
The Travelers Cos., Inc.	3,245	165
Torchmark Corp.	467	29
UnumProvident Corp.	1,675	41
XL Capital Ltd., Class A	909	71
		2,905
Internet Business Services (1.4%)
eBay, Inc. (b)	5,533	179
Google, Inc., Class A (b)	1,066	544
Juniper Networks, Inc. (b)	2,768	83
Symantec Corp. (b)	4,404	84
VeriSign, Inc. (b)	1,198	36
		926
Internet Service Provider (0.2%)
Yahoo, Inc. (b)	5,911	137
Investment Companies (0.2%)
American Capital Strategies, Ltd.	824	31
Franklin Resources, Inc.	805	103
		134
Leisure & Recreation Products (0.0%)
Brunswick Corp.	442	12
Lodging (0.0%)
Wyndham Worldwide Corp. (b)	891	30
Machine-Diversified (0.2%)
Cummins Engine, Inc.	510	60
Dover Corp.	999	51
Rockwell Automation, Inc.	771	54
		165
Manufacturing-Capital Goods (0.2%)
Cooper Industries Ltd.	895	47
Illinois Tool Works, Inc.	2,014	111
		158
Manufacturing-Diversified (0.4%)
Ingersoll-Rand Co. Ltd., Class A	1,474	74
Parker Hannifin Corp.	566	56
Tyco International Ltd.	2,422	115
		245
Manufacturing-Miscellaneous (0.8%)
3M Co.	3,520	313
Danaher Corp.	1,164	87
ITT Industries, Inc.	888	56
Pall Corp.	599	25
Textron, Inc.	613	69
		550
Media (1.1%)
E.W. Scripps Co., Class A	407	17

See notes to schedules of investments.

Security Description	Shares	Value
News Corp., Class A	11,384	$240
Time Warner, Inc.	18,502	356
Viacom, Inc., Class B (b)	3,368	129
		742
Medical Services (0.9%)
Express Scripts, Inc. (b)	1,332	67
Laboratory Corp. of America Holdings (b)	575	43
Medco Health Solutions, Inc. (b)	1,369	111
Quest Diagnostics, Inc.	772	43
UnitedHealth Group, Inc.	6,550	317
		581
Medical Supplies (1.2%)
Bausch & Lomb, Inc.	266	17
Baxter International, Inc.	3,184	168
Becton Dickinson & Co.	1,197	91
Biomet, Inc.	1,200	55
Boston Scientific Corp. (b)	5,799	76
C.R. Bard, Inc.	505	40
Covidien Ltd. (b)	2,422	99
Patterson Cos., Inc. (b)	680	24
St. Jude Medical, Inc. (b)	1,654	71
Stryker Corp.	1,460	91
Varian Medical Systems, Inc. (b)	623	26
Zimmer Holdings, Inc. (b)	1,157	90
		848
Medical-Information Systems (0.0%)
IMS Health, Inc.	959	27
Mining (0.1%)
Newmont Mining Corp.	2,205	92
Motorcycles (0.1%)
Harley-Davidson, Inc.	1,259	72
Newspapers (0.1%)
Gannett Co., Inc.	1,147	57
New York Times Co., Class A	703	16
Tribune Co.	413	12
		85
Office Equipment & Supplies (0.4%)
Avery Dennison Corp.	448	28
OfficeMax, Inc.	368	12
Pitney Bowes, Inc.	1,074	50
Staples, Inc.	3,496	80
Xerox Corp. (b)	4,581	80
		250
Oil & Gas Exploration-Production & Services (1.5%)
Anadarko Petroleum Corp.	2,267	114
Apache Corp.	1,619	131
Chesapeake Energy Corp.	2,001	68
Devon Energy Corp.	2,174	162
ENSCO International, Inc.	729	45
EOG Resources, Inc.	1,195	84
Murphy Oil Corp.	919	57
Nabors Industries Ltd. (b)	1,376	40
Noble Corp.	655	67
Rowan Cos., Inc.	541	23
Transocean, Inc. (b)	1,408	151
XTO Energy, Inc.	1,874	102
		1,044
Oil Companies-Integrated (6.5%)
Chevron Corp.	10,504	895

See notes to schedules of investments.

Security Description	Shares	Value
ConocoPhillips	7,988	$646
Exxon Mobil Corp.	27,533	2,344
Hess Corp.	1,334	82
Marathon Oil Corp.	3,352	185
Occidental Petroleum Corp.	4,075	231
		4,383
Oil Marketing & Refining (0.3%)
Sunoco, Inc.	594	39
Valero Energy Corp.	2,683	180
		219
Oilfield Services & Equipment (1.7%)
Baker Hughes, Inc.	1,566	124
BJ Services Co.	1,434	37
Halliburton Co.	4,467	161
National-Oilwell Varco, Inc. (b)	868	104
Schlumberger Ltd.	5,760	546
Smith International, Inc.	980	60
Weatherford International Ltd. (b)	1,649	91
		1,123
Paint, Varnishes & Enamels (0.1%)
Sherwin-Williams Co.	535	37
Pharmaceuticals (6.1%)
Abbott Laboratories	7,529	382
Allergan, Inc.	1,502	87
AmerisourceBergen Corp.	934	44
Barr Pharmaceuticals, Inc. (b)	536	27
Bristol-Myers Squibb Co.	9,619	273
Cardinal Health, Inc.	1,880	124
Celgene Corp. (b)	1,857	112
Eli Lilly & Co.	4,822	261
Forest Laboratories, Inc. (b)	1,554	63
Hospira, Inc. (b)	762	30
Johnson & Johnson	14,157	857
King Pharmaceuticals, Inc. (b)	1,191	20
Merck & Co., Inc.	10,593	526
Mylan Laboratories, Inc.	1,214	19
Pfizer, Inc.	34,302	806
Schering-Plough Corp.	7,279	208
Watson Pharmaceuticals, Inc. (b)	501	15
Wyeth	6,575	319
		4,173
Photography (0.1%)
Eastman Kodak Co.	1,406	36
Pipelines (0.4%)
El Paso Corp.	3,422	57
Questar Corp.	842	43
Spectra Energy Corp.	3,088	79
Williams Cos., Inc.	2,927	94
		273
Primary Metal & Mineral Production (0.3%)
Freeport-McMoRan Copper & Gold, Inc., Class B	1,835	172
Publishing (0.3%)
Dow Jones & Co., Inc.	319	18
McGraw-Hill Cos., Inc.	1,677	101
Meredith Corp.	190	11
R.R. Donnelley & Sons Co.	1,076	46
		176
Radio & Television (0.7%)
Clear Channel Communications, Inc.	2,426	89

See notes to schedules of investments.

Security Description	Shares	Value
Comcast Corp., Class A (b)	15,210	$400
		489
Railroads (0.7%)
Burlington Northern/Santa Fe Corp.	1,741	143
CSX Corp.	2,137	101
Norfolk Southern Corp.	1,922	103
Union Pacific Corp.	1,323	158
		505
Real Estate Investment Trusts (1.1%)
Apartment Investment & Management Co., Class A	475	20
Archstone-Smith Trust	1,090	63
AvalonBay Communities, Inc.	389	42
Boston Properties, Inc.	582	55
Developers Diversified Realty Corp.	611	29
Equity Residential Properties Trust	1,421	57
General Growth Properties, Inc.	1,196	57
Host Hotels & Resorts, Inc.	2,552	54
Kimco Realty Corp.	1,109	41
Plum Creek Timber Co., Inc.	864	34
ProLogis	1,254	71
Public Storage, Inc.	600	42
Simon Property Group, Inc.	1,092	95
Vornado Realty Trust	638	68
		728
Real Estate Services (0.0%)
CB Richard Ellis Group, Inc., Class A (b)	916	32
Restaurants (0.7%)
Darden Restaurants, Inc.	691	29
McDonald’s Corp.	5,835	279
Starbucks Corp. (b)	3,621	97
Wendy’s International, Inc.	426	15
Yum! Brands, Inc.	2,560	82
		502
Retail (0.4%)
Target Corp.	4,162	252
Retail-Apparel/Shoe (0.2%)
Abercrombie & Fitch Co.	431	30
Gap, Inc.	2,591	45
Limited Brands, Inc.	1,673	40
		115
Retail-Department Stores (0.5%)
Dillard’s, Inc., Class A	298	9
J.C. Penney Co., Inc.	1,100	75
Kohl’s Corp. (b)	1,577	96
Macy’s, Inc.	2,246	81
Nordstrom, Inc.	1,097	52
Sears Holdings Corp. (b)	402	55
		368
Retail-Discount (0.9%)
Big Lots, Inc. (b)	535	14
Family Dollar Stores, Inc.	737	22
TJX Cos., Inc.	2,223	62
Wal-Mart Stores, Inc.	11,848	544
		642
Retail-Drug Stores (0.7%)
CVS Corp.	7,544	266
Walgreen Co.	4,892	216
		482

See notes to schedules of investments.

Security Description	Shares	Value
Retail-Food (0.0%)
Whole Foods Market, Inc.	691	$26
Retail-Specialty Stores (1.2%)
AutoZone, Inc. (b)	233	30
Bed Bath & Beyond, Inc. (b)	1,339	46
Best Buy Co., Inc.	1,979	88
Circuit City Stores, Inc.	676	8
Lowe’s Cos., Inc.	7,356	206
Office Depot, Inc. (b)	1,351	34
RadioShack Corp.	663	17
The Home Depot, Inc.	9,649	359
Tiffany & Co.	668	32
		820
Rubber & Rubber Products (0.0%)
Goodyear Tire & Rubber Co. (b)	1,008	29
Savings & Loans (0.3%)
Hudson City Bancorp, Inc.	2,368	29
Sovereign Bancorp, Inc.	1,765	34
Washington Mutual, Inc.	4,345	163
		226
Schools & Educational Services (0.1%)
Apollo Group, Inc. (b)	684	40
Semiconductors (2.6%)
Advanced Micro Devices, Inc. (b)	2,690	36
Altera Corp.	1,735	40
Analog Devices, Inc.	1,599	57
Applied Materials, Inc.	6,754	149
Broadcom Corp., Class A (b)	2,274	75
Intel Corp.	28,397	671
JDS Uniphase Corp. (b)	1,032	15
KLA-Tencor Corp.	937	53
Linear Technology Corp.	1,241	44
LSI Logic Corp. (b)	3,765	27
Maxim Integrated Products, Inc.	1,567	50
MEMC Electronic Materials, Inc. (b)	1,097	67
Micron Technology, Inc. (b)	3,697	44
National Semiconductor Corp.	1,364	35
Novellus Systems, Inc. (b)	618	18
NVIDIA Corp. (b)	1,774	81
QLogic Corp. (b)	777	10
Teradyne, Inc. (b)	927	15
Texas Instruments, Inc.	7,007	247
Xilinx, Inc.	1,456	36
		1,770
Software & Computer Services (3.5%)
Adobe Systems, Inc. (b)	2,874	116
Affiliated Computer Services, Inc., Class A (b)	485	26
Autodesk, Inc. (b)	1,130	48
Automatic Data Processing, Inc.	2,704	125
BMC Software, Inc. (b)	997	29
CA, Inc.	2,010	50
Citrix Systems, Inc. (b)	883	32
Cognizant Technology Solutions Corp., Class A (b)	703	57
Compuware Corp. (b)	1,472	14
Electronic Arts, Inc. (b)	1,515	74
First Data Corp.	3,687	117
Fiserv, Inc. (b)	822	41
Intuit, Inc. (b)	1,674	48
Microsoft Corp.	41,147	1,193
Novell, Inc. (b)	1,702	11

See notes to schedules of investments.

Security Description	Shares	Value
Oracle Corp. (b)	19,347	$370
		2,351
Staffing (0.0%)
Robert Half International, Inc.	813	28
Steel (0.4%)
Allegheny Technologies, Inc.	499	52
Nucor Corp.	1,475	74
Precision Castparts Corp.	672	92
United States Steel Corp.	578	57
		275
Telecommunications (0.1%)
Ciena Corp. (b)	417	15
Citizens Communications Co.	1,674	24
Qwest Communications International, Inc. (b)	7,592	65
		104
Telecommunications-Services & Equipment (1.4%)
Agilent Technologies, Inc. (b)	1,935	74
Avaya, Inc. (b)	2,199	37
Corning, Inc. (b)	7,687	183
Embarq Corp.	738	46
Jabil Circuit, Inc.	876	20
Motorola, Inc.	11,313	192
QUALCOMM, Inc.	8,146	339
Tellabs, Inc. (b)	2,140	24
Windstream Corp.	2,330	32
		947
Television (0.3%)
CBS Corp., Class B	3,580	114
The DIRECTV Group, Inc (b)	3,768	84
		198
Tobacco (1.1%)
Altria Group, Inc.	10,280	683
UST, Inc.	783	42
		725
Tobacco & Tobacco Products (0.1%)
Reynolds American, Inc.	836	51
Tools & Hardware Manufacturing (0.1%)
Black & Decker Corp.	322	28
Snap-on, Inc.	283	15
Stanley Works	408	22
		65
Toys (0.1%)
Hasbro, Inc.	779	22
Mattel, Inc.	1,922	44
		66
Transportation Services (0.9%)
C.H. Robinson Worldwide, Inc.	837	41
FedEx Corp.	1,504	166
United Parcel Service, Inc., Class B	5,176	392
		599
Trucking & Leasing (0.0%)
Ryder Systems, Inc.	299	16
Utilities-Electric (3.0%)
AES Corp. (b)	3,263	64
Allegheny Energy, Inc. (b)	810	42
Ameren Corp.	1,008	48

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
American Electric Power Co.	1,949	$85
CenterPoint Energy, Inc.	1,568	26
CMS Energy Corp.	1,097	18
Consolidated Edison Co. of New York, Inc.	1,322	58
Constellation Energy Group, Inc.	883	74
Dominion Resources, Inc.	1,712	144
DTE Energy Co.	861	40
Duke Energy Corp.	6,156	105
Dynegy, Inc., Class A (b)	1,966	17
Edison International	1,592	84
Entergy Corp.	964	96
Exelon Corp.	3,288	231
FirstEnergy Corp.	1,490	90
FPL Group, Inc.	1,986	115
Integrys Energy Group, Inc.	370	18
NiSource, Inc.	1,340	26
PG&E Corp.	1,718	74
Pinnacle West Capital Corp.	490	18
PPL Corp.	1,882	89
Progress Energy, Inc.	1,242	54
Public Service Enterprise Group	1,235	103
Southern Co.	3,674	124
TECO Energy, Inc.	1,024	16
TXU Corp.	2,244	146
Xcel Energy, Inc.	1,999	41
		2,046
Utilities-Natural Gas (0.2%)
KeySpan Corp.	859	36
NICOR, Inc.	220	8
Sempra Energy	1,289	68
		112
Utilities-Telecommunications (3.3%)
Alltel Corp.	1,689	111
AT&T, Inc.	30,134	1,180
CenturyTel, Inc.	535	25
Sprint Nextel Corp.	14,143	290
Verizon Communications, Inc.	14,190	605
		2,211

Total Common Stocks (Cost $21,627)		63,284

Investment Companies (1.2%)
SPDR Trust Series I	5,395	785

Total Investment Companies (Cost $764)		785

U.S. Treasury Obligations (0.4%)
U.S. Treasury Bill, 4.52% (a), 9/20/07 (d)	$250	248

Total U.S. Treasury Obligations (Cost $248)		248

Total Investments (Cost $26,414) — 100.3%		68,092

Liabilities in excess of other assets — (0.3)%		(210)

NET ASSETS — 100.0%		$67,882

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	Investment in affiliate.

See notes to schedules of investments.

(d)	Serves as collateral for futures contracts.

LLC	Limited Liability Co.

	Number of Contracts	Value
Futures Contracts (6.5%)
S&P 500 Index, expiring September 21, 2007	12	$4,386

Total Futures Contracts (Cost $4,587)

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Tax-Free Money Market Fund	July 31, 2007
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (89.9%)
Alabama (0.2%)
Decatur Industrial Development Board, Environmental Facilities Revenue, BP Amoco Chemical Co. Project, 3.74% (a), 11/1/35, AMT	$800	$800
Alaska (0.6%)
Anchorage, Series B, 5.25%, 7/1/08, MBIA	2,000	2,028
Arizona (2.2%)
Cochise County Pollution Control Corp. Solid Waste Disposal Revenue, 3.73% (a), 9/1/24, AMT	7,200	7,200
State University Revenue, Series A, 3.59% (a), 7/1/34, AMBAC, SPA Bank of America N.A	500	500
		7,700
Colorado (1.4%)
Commerce City, Northern Infrastructure General Improvement, GO, 3.66% (a), 12/1/28, LOC U.S. Bank N.A.	5,000	5,000
Florida (1.4%)
Jacksonville Economic Development, Community Health Care Facilities Revenue, Methodist Medical Center, 3.70% (a), 10/1/15, LOC Suntrust Bank N.A.	2,300	2,300
Miami Health Facilities Authority Revenue, Jewish Home & Hospital Project, 3.63% (a), 8/1/26, LOC Suntrust Bank	1,600	1,600
Pinellas County Health Facilities Authority Revenue, Hospital Facilities, Bayfront Projects, 3.70% (a), 7/1/34, LOC Suntrust Bank N.A.	1,200	1,200
		5,100
Georgia (5.7%)
De Kalb County Hospital Authority Revenue Anticipation Certificates, De Kalb Medical Center Income Project, 3.63% (a), 9/1/35, LOC Suntrust Bank	1,760	1,760
Fulton County Development Authority Revenue, Galloway Schools Income Project, 3.63% (a), 7/1/22, LOC Suntrust Bank	6,495	6,495
Fulton County Development Authority Revenue, Holy Innocents School Project, 3.63% (a), 2/1/18, LOC Suntrust Bank	2,020	2,020
Fulton County Development Authority Revenue, Pace Academy, Inc. Project, 3.62% (a), 7/1/18, LOC Bank of America N.A.	2,610	2,610
Fulton County Development Authority Revenue, Westminster Schools Income Project, 3.63% (a), 11/1/28, LOC Suntrust Bank	3,600	3,600
Thomasville Hospital Authority Revenue, Anticipation Certificates, JD Archbold, 3.63% (a), 11/1/23, LOC Suntrust Bank	3,800	3,800
		20,285
Illinois (8.2%)
Development Finance Authority Revenue, Derby Industries, Inc. Project, 3.95% (a), 12/1/11, LOC Fifth Third Bank, AMT	1,200	1,200
Development Finance Authority, IDR, Industrial Steel Construction, Inc. Project, 3.95% (a), 7/15/23, LOC Bank One N.A., AMT (b)	3,110	3,110
Development Finance Authority, Solid Waste Disposal Revenue, Develgroup LLC Project, Series A, 3.89% (a), 1/1/21, LOC Bank One N.A., AMT	1,750	1,750
Finance Authority Revenue, YMCA Metro Chicago Project, 3.65% (a), 6/1/34, LOC Harris Trust & Savings Bank	5,000	5,000
Galesburg, Knox College Project, 3.64% (a), 3/1/31, LOC LaSalle National Bank N.A.	5,000	5,000
Glendale Heights, IDR, Hudapack Metal Project, 3.95% (a), 9/1/18, LOC Bank One Wisconsin, AMT	2,065	2,065
Hanover Park, IDR, Spectra-Tech, Inc. Project, 3.80% (a), 8/1/17, LOC Harris Trust & Savings Bank, AMT	965	965
Health Facilities Authority Revenue, Blessing Hospital, Series B, 3.66% (a), 11/15/29, FSA, SPA Bank One Illinois N.A.	3,000	3,000
International Port District Revenue, 3.71% (a), 1/1/23, LOC LaSalle National Bank N.A.	2,000	2,000

See notes to schedules of investments.

Security Description	Principal Amount	Value
Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, Series A, 5.25%, 6/15/08, MBIA	$1,000	$1,013
Upper Illinois River Valley Development Authority Revenue, Advanced Flexible Project, 3.76% (a), 6/1/25, LOC ABN AMRO Bank, AMT	1,545	1,545
West Chicago, IDR, Liquid Container Project, 3.64% (a), 3/1/15, LOC Bank of America N.A.	1,000	1,000
Yorkville, IDR, Wheaton & Co., Inc. Project, 3.95% (a), 4/1/16, LOC Bank One N.A., AMT (b)	1,400	1,400
		29,048
Indiana (6.1%)
Elkhart County, EDR, Hinsdale Farms Ltd. Project, 3.95% (a), 10/1/17, LOC Bank One N.A., AMT	2,185	2,185
Fort Wayne, EDR, PHD, Inc. Project, 3.95% (a), 5/1/15, LOC Wells Fargo Bank N.A., AMT	1,800	1,800
Greenwood, IDR, Jacks Investments LLC Project, 3.95% (a), 2/1/16, LOC Bank One Indianapolis, AMT (b)	1,000	1,000
Health Facilities Financing Authority Revenue, Golden Years Homestead, Series A, 3.61% (a), 6/1/25, LOC Wells Fargo Bank N.A.	3,350	3,350
Health Facilities Financing Authority Revenue, Crossroads Rehabilitation Center Project, 3.72% (a), 7/1/24, LOC Bank One N.A.	1,815	1,815
Noblesville, Rivers Edge Apartments Project, 3.90% (a), 7/1/22, LOC Bank One Indianapolis(b)	2,305	2,305
State Development Finance Authority Revenue, EDR, Bhar Associates, Inc. Project, 3.95% (a), 8/1/16, LOC Bank One Indiana N.A., AMT	1,285	1,285
State Development Finance Authority Revenue, Educational Facilities, Model Aeronautics, 3.90% (a), 1/1/21, LOC Bank One Indiana N.A.	3,200	3,200
State Educational Facilities Authority Revenue, University of Evansville, Series B, 3.68% (a), 12/1/29, LOC Fifth Third Bank	3,925	3,925
Whiting Industrial Sewer & Solid Waste Disposal Revenue, Amoco Oil Co. Project, 3.74% (a), 1/1/26, AMT	700	700
		21,565
Iowa (1.9%)
Urbandale, IDR, Interstate Acres LP, 3.72% (a), 12/1/14, LOC Principal Mutual	6,000	6,000
West Des Moines Revenue, Woodgrain Millwork Income Project, 3.81% (a), 4/1/10, LOC Wells Fargo Bank N.A., AMT	865	865
		6,865
Kentucky (4.5%)
Covington, Industrial Building Revenue, St. Charles Center, Inc., 3.70% (a), 11/1/13, LOC U.S. Bank N.A.	1,865	1,865
Crestview Hill Industrial Building Revenue, Thomas Moore College Project, 3.70% (a), 11/1/26, LOC Fifth Third Bank	4,030	4,030
Dayton Industrial Building Revenue, Woodcraft Manufacturing Co., Inc. Project, 3.95% (a), 5/1/17, LOC Fifth Third Bank	400	400
Economic Development Finance Authority, Hospital Facilities Revenue, Highland Regional Project, Series A, 3.72% (a), 8/1/13, LOC U.S. Bank N.A.	4,100	4,100
Kenton County Industrial Building Revenue, Baptist Convalescent Center, 3.75% (a), 7/1/18, LOC Fifth Third Bank	2,000	2,000
Lexington-Fayette Urban County Government Industrial Building Revenue, LTS Housing Corp., Inc. Project, 3.69% (a), 11/1/28, LOC National City Bank	2,895	2,895
Somerset, Industrial Building Revenue, Glen Oak Lumber & Mining, 3.95% (a), 4/1/11, LOC Bank One Milwaukee N.A., AMT (b)	765	765
		16,055
Michigan (10.4%)
Dearborn Economic Development Corp. Revenue, Henry Ford Village, 3.70% (a), 10/1/23, LOC Comerica Bank	8,000	8,000
Jackson County Economic Development Corp., Melling Tool Co. Project, 3.79% (a), 8/1/18, LOC Comerica Bank, AMT	4,585	4,585
State Hospital Finance Authority Revenue, Southwestern Rehab, 3.70% (a), 6/1/35, LOC Fifth Third Bank	4,880	4,880

See notes to schedules of investments.

Security Description	Principal Amount	Value
State Strategic Fund Limited Obligation Revenue, Agape Plastics, Inc. Project, 3.95% (a), 11/1/28, LOC Bank One Michigan, AMT (b)	$1,500	$1,500
State Strategic Fund Limited Obligation Revenue, Livonia Tool, Inc. Project, 3.79% (a), 3/1/26, LOC Comerica Bank, AMT	4,000	4,000
State Strategic Fund Limited Obligation Revenue, Non-Ferrous Cast Alloys Project, 3.95% (a), 3/1/19, LOC Bank One Michigan, AMT	1,000	1,000
State Strategic Fund Limited Obligation Revenue, Oak Industrial Drive Project, 3.79% (a), 11/1/33, LOC Comerica Bank, AMT	4,525	4,525
State Strategic Fund Limited Obligation Revenue, Sacred Heart Rehab Center Project, 3.67% (a), 3/1/37, LOC Fifth Third Bank	8,230	8,230
		36,720
Minnesota (1.1%)
Buffalo, IDR, Ekon Powder Coating Project, 3.81% (a), 3/1/17, LOC Wells Fargo Bank N.A., AMT	1,390	1,390
New Brighton, IDR, Donatelle Holdings Project, 3.81% (a), 5/1/12, LOC Wells Fargo Bank N.A., AMT	1,500	1,500
Red Wing Port Authority, IDR, D.L. Ricci Corp. Project, 3.81% (a), 10/1/20, LOC Wells Fargo Bank N.A., AMT	820	820
		3,710
Mississippi (0.5%)
Blue Mountain, IDR, Blue Mountain Production Co. Project, 3.80% (a), 10/1/08, LOC Harris Trust & Savings Bank, AMT	1,600	1,600
Missouri (4.6%)
Kansas City, IDR, Century Avenue Association, 3.90% (a), 12/1/11, LOC Bank of America, AMT	4,900	4,900
St. Charles County Industrial Development Authority Revenue, Cedar Ridge Project, 3.64% (a), 5/15/31, FNMA	11,280	11,280
		16,180
Montana (1.2%)
State Board of Investment Ltd. Obligation, Gainey Foundation, 3.69% (a), 9/1/14, LOC Comerica Bank	4,245	4,245
New Hampshire (1.4%)
Manchester Housing Authority Multifamily Revenue, Wall Street Tower, Series A, 3.67% (a), 6/15/15, LOC PNC Bank N.A.	5,000	5,000
New Mexico (1.0%)
State Severance Tax, Series B, 4.00%, 7/1/08, FSA	3,400	3,409
North Carolina (3.6%)
Capital Facilities Finance Agency Student Revenue, Fayetteville University, 3.66% (a), 11/1/33, LOC Wachovia Bank N.A.	2,900	2,900
North Carliona Capital Facilities Finance Agency Revenue, Elon College, Series A, 3.63% (a), 1/1/14, LOC Bank of America N.A.	5,195	5,195
Wake County, Series B, 3.59% (a), 3/1/24, SPA Bank Of America N.A.	4,600	4,600
		12,695
Ohio (5.8%)
Butler County, GO, BAN, Road Improvement, 4.50%, 8/10/07	1,000	1,000
Cambridge Hospital Facilities Revenue, Regional Medical Center Project, 3.64% (a), 12/1/21, LOC National City Bank	1,900	1,900
Cuyahoga County, Hospital Facilities Revenue, Sisters Charity Health Systems, 3.64% (a), 11/1/30, LOC National City Bank	6,400	6,400
Franklin County, EDR, Columbus Electric Funded Project, 3.65% (a), 4/1/21, LOC Bank One N.A.	1,330	1,330
Green Healthcare Revenue, Greater Akron-Canton Project, 3.74% (a), 7/1/19, LOC National City Bank	1,220	1,220
Hamilton County EDR, Aronoff Center of Arts Project, 3.67% (a), 4/1/20, LOC Fifth Third Bank	1,780	1,780
Monroe Tax Increment Revenue, Corridor 75 Park Ltd. Project, 3.70% (a), 12/1/18, LOC National City Bank	2,000	2,000

See notes to schedules of investments.

Security Description	Principal Amount	Value
Mount Healthy City School District, School Contruction, GO, BAN, 4.25%, 4/3/08	$5,000	$5,017
		20,647
Pennsylvania (4.7%)
Benzinger Township Hospital Authority, Elk Regional Health System, 3.64% (a), 12/1/30, LOC PNC Bank N.A.	1,400	1,400
Erie County Hospital Authority, Mercy Terrace Project, 3.67% (a), 8/1/18, LOC Chase Bank Of Texas N.A.	1,545	1,545
Huntingdon County General Authority College Revenue, Juniata College Project, Series A, 3.64% (a), 5/1/26, LOC PNC Bank N.A.	9,110	9,110
Luzerne County, IDR, YMCA Wilkes-Barre Project, 3.67% (a), 10/1/31, LOC PNC Bank N.A.	4,640	4,640
		16,695
Rhode Island (0.1%)
State Health & Educational Building Corp. Revenue, Hospital Financing, New England, Series A, 3.67% (a), 9/1/32, Bank Of America N.A.	260	260
South Carolina (2.3%)
Jobs Economic Development Authority Revenue, Sister of Charity Hospitals, 3.64% (a), 11/1/32, LOC Wachovia Bank N.A.	8,100	8,100
Tennessee (1.8%)
Clarksville Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, 3.67% (a), 7/1/34, LOC Bank Of America N.A.	2,280	2,280
Metropolitan Government, Nashville & Davidson County Health and Educational Facilities Board Revenue, Blakeford Green Hills, 3.67% (a), 7/1/16, LOC Fifth Third Bank	4,160	4,160
		6,440
Texas (3.7%)
Brownsville Utility System Revenue, Sublien, Series A, 3.60% (a), 9/1/27, MBIA, SPA Bank of America N.A	100	100
Gulf Coast Waste Disposal Authority, Environmental Facilities Revenue, BP Amoco Chemical Project, Series B, 3.74% (a), 9/1/38, AMT, Guaranty Agreement BP PLC	2,800	2,800
State, TRAN, 4.50%, 8/31/07	10,000	10,007
		12,907
Utah (0.7%)
Emery County Pollution Control Revenue, Pacificorp Project, 3.65% (a), 7/1/15, LOC BNP Paribas	2,400	2,400
Washington (4.6%)
Pierce County Economic Development Corp. Special Revenue, Weyerhauser Real Estate, 3.63% (a), 1/1/27, LOC Bank Of America N.A.	9,155	9,155
Port Vancouver, United Grain Corp. 84B, 3.63% (a), 12/1/09, LOC Bank Of America N.A.	4,885	4,885
State Housing Finance Commission Nonprofit Revenue, Evergreen School Project, 3.61% (a), 7/1/28, LOC Wells Fargo Bank N.A.	2,100	2,100
		16,140
West Virginia (2.5%)
Weirton Municipal Hospital Building, Commission Hospital Revenue, Weirton Medical Center, Inc., 3.64% (a), 12/1/31, LOC PNC Bank N.A.	8,715	8,715
Wisconsin (7.7%)
Ashland School District, TRAN, 3.75%, 8/30/07	4,300	4,300
Bonduel School District, TRAN, 3.75%, 8/24/07	1,200	1,200
Evansville, IDR, Stoughton Trailers, Inc., 3.95% (a), 12/1/08, LOC Bank One Milwaukee N.A., AMT (b)	5,980	5,980
Fitchburg, IDR, 3.95% (a), 12/1/18, LOC Bank One Wisconsin, AMT	1,660	1,660
Fort Atkinson, IDR, Lorman Iron & Metal, 4.10% (a), 12/1/11, LOC Bank One N.A., AMT	760	760
Lawrence, IDR, R. Lewis & R. Lewis LLC Project, 3.95% (a), 8/1/27, LOC Bank One N.A., AMT	1,000	1,000

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Northland Pines School District, TRAN, 3.70%, 10/9/07	$5,000	$5,001
River Falls, IDR, Quadion Corporate Project, 3.76% (a), 11/1/14, LOC U.S. Bank, AMT	955	955
Rolling, IDR, Kretz Lumberg, Inc. Project, 3.95% (a), 11/1/11, LOC Bank One Wisconsin, AMT	2,410	2,410
Two Rivers Public School District, TRAN, 3.70%, 9/28/07	4,000	4,001
		27,267

Total Municipal Bonds (Amortized Cost $317,576)		317,576

Commercial Paper (11.2%)
Georgia (2.8%)
Burke County, TECP, 3.70%, 8/3/07, AMBAC	10,000	10,000
Illinois (2.8%)
Educational Facilities, TECP, 3.72%, 9/7/07, LOC Northern	10,000	10,000
Tennessee (3.9%)
State School Board, TECP
3.70%, 9/11/07, LOC State Street	5,600	5,600
3.72%, 9/11/07, LOC State Street	8,000	8,000
		13,600
Texas (1.7%)
Austin, TECP, 3.70%, 8/6/07, LOC JP Morgan	5,916	5,916

Total Commercial Paper (Amortized Cost $39,516)		39,516

Investment Companies (0.0%)
AIM Tax Free Money Market Fund, 3.43%(c)	98,289	98

Total Investment Companies (Amortized Cost $98)		98

Total Investments(d) (Amortized Cost $357,190) — 101.1%		357,190

Liabilities in excess of other assets — (1.1)%		(3,956)

NET ASSETS — 100.0%		$353,234

(a)	Variable or Floating Rate Security. Rate disclosed is as of 07/31/2007.

(b)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Rate disclosed is the 1 day yield as of 07/31/2007.

(d)	Represents cost for financial reporting and federal income tax purposes.

AMBAC	Insured by American Municipal Bond Insurance Corp.

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

EDR	Economic Development Revenue

FNMA	Insured by Federal National Mortgage Association

FSA	Insured by Federal Security Assurance

GO	General Obligation

IDR	Industrial Development Revenue

LLC	Limited Liability Co.

LOC	Letter of Credit

LP	Limited Partnership

See notes to schedules of investments.

MBIA	Insured by Municipal Bond Insurance Organization

SPA	Standby Purchase Agreement

TECP	Tax-Exempt Commercial Paper

TRAN	Tax and Revenue Anticipation Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Value Fund	July 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (2.3%)
Prudential Funding LLC, 5.34% (a), 8/1/07	$5,088	$5,087

Total Commercial Paper (Amortized Cost $5,088)		5,087

Common Stocks (97.2%)
Aerospace/Defense (1.3%)
Northrop Grumman Corp.	40,000	3,044
Aluminum (2.4%)
Alcoa, Inc. (b)	141,500	5,405
Banks (5.5%)
IndyMac Bancorp, Inc. (b)	90,000	1,980
UCBH Holdings, Inc. (b)	99,000	1,628
Wachovia Corp. (b)	44,000	2,077
Wells Fargo Co. (b)	199,500	6,737
		12,422
Computers & Peripherals (5.0%)
Dell, Inc. (c)	285,000	7,971
Western Digital Corp. (c)	159,000	3,395
		11,366
Electronics (6.0%)
General Electric Co.	272,000	10,543
Hubbell, Inc., Class B	51,000	2,940
		13,483
Engineering & Construction (1.7%)
KBR, Inc. (b)(c)	119,000	3,819
Financial Services (6.8%)
Fannie Mae	139,000	8,318
Freddie Mac (b)	121,000	6,929
		15,247
Heavy Machinery (2.5%)
Caterpillar, Inc.	72,000	5,674
Home Builders (2.5%)
M.D.C. Holdings, Inc. (b)	44,000	2,024
Pulte Homes, Inc. (b)	78,000	1,509
Toll Brothers, Inc.	98,500	2,160
		5,693
Insurance (9.4%)
American International Group, Inc.	149,700	9,608
Aon Corp. (b)	111,000	4,444
Arch Capital Group Ltd. (c)	30,500	2,125
Progressive Corp. (b)	120,000	2,518
XL Capital Ltd., Class A (b)	32,500	2,530
		21,225
Internet Business Services (1.6%)
Symantec Corp. (b)(c)	188,000	3,610
Lodging (0.8%)
Wyndham Worldwide Corp. (c)	57,000	1,918
Media (1.6%)
Time Warner, Inc. (b)	193,000	3,717
Medical Supplies (0.2%)
Covidien Ltd. (c)	11,000	450
Minerals (3.5%)
BHP Billiton Ltd., ADR (b)	92,000	5,868

See notes to schedules of investments.

Security Description	Shares/ Principal Amount	Value
Teck Cominco Ltd., Class B	48,000	$2,131
		7,999
Mining (6.1%)
Agnico-Eagle Mines Ltd. (b)	41,000	1,744
Barrick Gold Corp. (b)	50,000	1,645
Goldcorp, Inc.	12,000	305
Kinross Gold Corp. (c)	149,000	1,934
Newmont Mining Corp.	105,000	4,384
Rio Tinto PLC, ADR (b)	12,700	3,672
		13,684
Oil & Gas Exploration-Production & Services (6.0%)
Chesapeake Energy Corp. (b)	244,000	8,306
Noble Corp. (b)	50,700	5,195
		13,501
Oil Companies-Integrated (7.8%)
BP PLC, ADR (b)	58,000	4,025
ConocoPhillips	106,800	8,634
Exxon Mobil Corp.	57,000	4,852
		17,511
Oilfield Services & Equipment (7.4%)
GlobalSantaFe Corp. (b)	98,000	7,027
Halliburton Co.	161,000	5,799
National-Oilwell Varco, Inc. (b)(c)	33,000	3,964
		16,790
Pharmaceuticals (5.7%)
Johnson & Johnson (b)	76,000	4,598
Pfizer, Inc.	305,000	7,171
Wyeth	21,000	1,019
		12,788
Railroads (1.7%)
Norfolk Southern Corp.	73,000	3,926
Restaurants (1.4%)
McDonald’s Corp.	68,000	3,255
Retail-Specialty Stores (2.0%)
The Home Depot, Inc.	119,000	4,423
Semiconductors (2.5%)
Applied Materials, Inc. (b)	253,000	5,576
Software & Computer Services (1.2%)
Broadridge Financial Solutions, Inc.	153,000	2,691
Tobacco (0.5%)
Altria Group, Inc. (b)	15,400	1,024
Utilities-Telecommunications (4.1%)
Sprint Nextel Corp.	346,000	7,103
Windstream Corp. (b)	158,000	2,174
		9,277
Total Common Stocks (Cost $196,108)		219,518

Short-Term Securities Held as Collateral for Securities Lending (31.3%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$70,808	70,808

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $70,808)		70,808

See notes to schedules of investments.

Total Investments (Cost $272,004) — 130.8%	295,413

Liabilities in excess of other assets — (30.8)%	(69,505)

NET ASSETS — 100.0%	$225,908

(a)	Rate represents the effective yield at purchase.

(b)	A portion or all of the security was held on loan.

(c)	Non-income producing security.

ADR	American Depositary Receipt

LLC	Limited Liability Co.

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios

Notes to Schedules of Portfolio Investments

July 31, 2007 (Unaudited)

1. At July 31, 2007, the cost basis for federal income taxes purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Costs of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Balanced Fund	$141,664	$12,017	$(2,052)	$9,965
Investment Grade Convertible Fund	57,026	5,429	(755)	4,674
Core Bond Fund	186,189	752	(2,816)	(2,064)
Diversified Stock Fund	4,783,430	483,994	(65,155)	418,839
Established Value Fund	314,195	88,724	(6,934)	81,790
Federal Money Market Fund	1,679,497	—	—	—
Financial Reserves Fund	478,547	—	—	—
Focused Growth Fund	4,763	1,314	(112)	1,202
Fund for Income	275,763	730	(7,746)	(7,016)
Government Reserves Fund	1,040,057	—	—	—
Institutional Money Market	1,753,587	—	—	—
National Municipal Bond Fund	72,558	1,388	(63)	1,325
Ohio Municipal Bond Fund	108,787	3,567	(30)	3,537
Ohio Municipal Money Market Fund	335,506	—	—	—
Prime Obligations Fund	927,681	—	—	—
Small Company Opportunity	386,264	30,898	(13,673)	17,225
Special Value Fund	1,197,547	91,304	(23,351)	67,953
Stock Index Fund	29,600	38,840	(348)	38,492
Tax Free Money Market Fund	357,190	—	—	—
Value Fund	272,528	27,512	(4,627)	22,885

Open futures contracts as of July 31, 2007:

(Amounts in thousands except contract amount)

	Number of	Market
	Contracts	Value
Stock Index Fund
S & P 500 Index, expiring September 21, 2007	12	$4,386
Total Futures (Cost $4,386)		$4,386

2. The following is a summary of significant accounting policies followed by the Victory Portfolios (the “Funds”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price (“NOCP”), if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Trust’s Board of Trustees (the “Board”). Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Futures Contracts:

The Balanced Fund, Investment Grade Convertible Fund, Core Bond Fund, Diversified Stock Fund, Fund for Income, National Municipal Bond Fund, Ohio Municipal Bond Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

All Funds may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Securities Lending:

The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Established Value Fund, Focused Growth Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association (“KeyBank”), the Funds’ custodian and an affiliate of Victory Capital Management Inc. (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which they receive a fee. KeyBanks’s fee is computed monthly in arrears and is based on 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board of Trustees, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. Under guidelines established by the Board of Trustees, the Fund must maintain loan collateral with KeyBank at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

As of July 31, 2007, each Fund’s loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements, unaffiliated money market funds, or other short-term securities by the securities lending agent on behalf of the funds. Each fund received a pro rata portion of the following investments (amounts in thousands):

Market Value of Collateral
Money Market Funds
Reserve Yield Plus Fund 15, 5.271192%, 8/1/07	32,801
Repurchase Agreements
Bank of America, 5.43%, 8/1/07	350,000
(Date of Agreement, 7/31/07, Proceeds at maturity $350,053
collateralized by $360,500 various Corporate securities,
0.00%-7.85%, 5/12/08-7/15/29, market value $359,249)
Bear Stearns, 5.425%, 8/1/07	40,000
(Date of Agreement, 7/31/07, Proceeds at maturity $40,006
collateralized by $41,203 various Corporate securities,
0.00%-6.10%, 2/07/08-4/25/37, market value $41,018)
Goldman, 5.46429%, 8/1/07	334,800
(Date of Agreement, 7/31/07, Proceeds at maturity $334,851
collateralized by $344,844 various Corporate securities,
0.00%-8.50%, 11/2/07-12/31/99, market value $342,833)
Greenwich, 5.42811%, 8/1/07	330,000
(Date of Agreement, 7/31/07, Proceeds at maturity $330,050
collateralized by $339,902 various Corporate securities,
0.00%-7.05%, 7/03/08-6/25/37, market value $338,512)
HSBC Corp., 5.435%, 8/1/07	300,000
(Date of Agreement, 7/31/07, Proceeds at maturity $300,045
collateralized by $307,691 various Corporate securities,
0.00%-7.75%, 10/06/07-12/16/36, market value $304,066)
JP Morgan Chase, 5.30%, 8/1/07	325,000
(Date of Agreement, 7/31/07, Proceeds at maturity $325,048
collateralized by $334,752 various Commercial paper,
0.01%-5.414%, 8/01/07-10/26/07, market value $334,752)
Merrill Lynch Corp., 5.4025%, 8/1/07	100,000
(Date of Agreement, 7/31/07, Proceeds at maturity $100,015
collateralized by $103,003 various Corporate securities,
5.20%-7.125%, 6/30/10-7/05/51, market value $102,025)

Wachovia, 5.445%, 8/1/07	75,000
(Date of Agreement, 7/31/07, Proceeds at maturity $75,011
collateralized by $77,250 various Corporate securities,
0.00%-6.22%, 12/31/07-8/03/52, market value $77,094)
Total Market Value	$1,887,602

Concentration of Credit Risk:

The Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within the state of Ohio than are other types of funds which are not geographically concentrated to the same extent.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Brown
David C. Brown, President
Date	September 28, 2007

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	September 28, 2007

* Print the name and title of each signing officer under his or her signature.